                         SECUREDESIGNS® VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                ISSUED BY:                         MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                      INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
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   This Prospectus  describes the  SecureDesigns  Variable  Annuity--a  flexible purchase payment deferred variable annuity contract (the "Contract")  offered by
Security  Benefit  Life  Insurance  Company  (the  "Company").  The  Contract is
available for individuals as a non-tax  qualified  retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV -  SecureDesigns  Variable  Annuity,  or to the Fixed Account.  Each
Subaccount invests in a corresponding  mutual fund (the "Underlying  Fund"). The
Subaccounts currently available under the Contract are:

o  Alpha Opportunity    o  Equity Income             o  American Century Ultra
o  Equity               o  High Yield                o  American Century Value
o  Large Cap Value      o  Small Cap Value           o  INVESCO Real Estate
o  Money Market         o  Social Awareness               Opportunity
o  Global               o  Mid Cap Value             o  INVESCO Health Sciences
o  Diversified Income   o  Main Street Growth        o  Oppenheimer Main Street
o  Large Cap Growth          and Income®                  Small Cap®
o  Enhanced Index       o  Small Cap Growth          o  PIMCO All Asset
o  Mid Cap Growth       o  Select 25                 o  PIMCO Real Return
o  Managed Asset        o  Aim Basic Value           o  PIMCO Low Duration
     Allocation         o  Aim Mid Cap Core Equity   o  Rydex Sector Rotation

   Amounts that you  allocate to the  Subaccounts  under the Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka,  Kansas 66636 or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   THIS PROSPECTUS IS ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE UNDERLYING
FUNDS.  YOU SHOULD READ THE  PROSPECTUSES  CAREFULLY  AND RETAIN THEM FOR FUTURE
REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED OCTOBER 1, 2003

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        The variable annuity covered by this Prospectus is the subject of a pending patent in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE-- The Annuity  Administration  Department  of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared  periodically by the Company. The Fixed Account is not available in all states. See the "Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   GUARANTEED  RATE -- The minimum  interest  rate earned on the Fixed  Account, which  ranges from 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into accounts,  each referred to as a Subaccount.  See "Separate  Account." Each
Subaccount  invests  exclusively in shares of an Underlying  Fund, each of which has a different  investment  objective or  objectives.  The  Subaccounts  are as follows:

o  Alpha Opportunity    o  Equity Income             o  American Century Ultra
o  Equity               o  High Yield                o  American Century Value
o  Large Cap Value      o  Small Cap Value           o  INVESCO Real Estate
o  Money Market         o  Social Awareness               Opportunity
o  Global               o  Mid Cap Value             o  INVESCO Health Sciences
o  Diversified Income   o  Main Street Growth        o  Oppenheimer Main Street
o  Large Cap Growth          and Income®                  Small Cap®
o  Enhanced Index       o  Small Cap Growth          o  PIMCO All Asset
o  Mid Cap Growth       o  Select 25                 o  PIMCO Real Return
o  Managed Asset        o  Aim Basic Value           o  PIMCO Low Duration
     Allocation         o  Aim Mid Cap Core Equity   o  Rydex Sector Rotation

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
The Fixed Account is not available in all states. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  if it is available under your Contract,  subject to certain restrictions as described in "The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

           ==========================================================
                                                             ANNUAL
                                                           MORTALITY
                                                          AND EXPENSE
           CONTRACT VALUE                                 RISK CHARGE
           ----------------------------------------------------------
           Less than $25,000...........................      0.85%
           At least $25,000 but less than $100,000.....      0.70%
           $100,000 or more............................      0.60%
           ==========================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available only at issue,  except the Guaranteed  Minimum  Withdrawal
Benefit and Total Protection Riders,  which are also available for purchase on a
Contract  Anniversary.  You  may  not  terminate  a Rider  after  issue,  unless otherwise  stated.  The  amount of the  charge is equal to a  percentage,  on an annual  basis,  of your  Contract  Value.  Each  Rider and its charge are listed below.  A RIDER MAY NOT BE  AVAILABLE IN ALL STATES.  You may not select  Riders with a total  charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract
Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.70% and the
0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the maximum Rider charge of 1.00%.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  This
Rider is  available  only if the age of the  Owner at the time the  Contract  is issued is age 79 or younger. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death Benefit at 5% (as described above). This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The  charge  for this  Rider is  0.25%.  See  "Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   GUARANTEED MINIMUM WITHDRAWAL  BENEFIT.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   You may  withdraw up to a specified  amount each  Contract  Year (the "Annual
Withdrawal  Amount"),  regardless  of market  performance,  until the  Remaining
Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount  initially is a percentage of the initial purchase payment including any Credit  Enhancement (or
Contract  Value on the purchase date of the Rider if the Rider is purchased on a
Contract  Anniversary).  You may select  one of the  following  combinations  of
Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary).
                ===============================================

The Annual  Withdrawal  Amount and Remaining  Benefit Amount are recalculated in the event of  withdrawals  in a Contract Year that exceed the Annual  Withdrawal
Amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger.  The charge for this Rider is 0.45%. See "Guaranteed Minimum Withdrawal Benefit."

   TOTAL PROTECTION.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal  Amount of 5% and a Remaining Benefit Amount of 100%; and (3)
Guaranteed Minimum  Accumulation  Benefit.  The Guaranteed Minimum  Accumulation
Benefit  provides that on the tenth  anniversary  of your purchase of the Rider, the Company  will apply an  additional  amount to your  Contract if the Contract
Value on that  date is less than the  Guaranteed  Minimum  Accumulation  Benefit amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 79 or younger.  The charge for this Rider is 0.85%. See "Total Protection."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  The Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you have also purchased  an Extra  Credit  Rider,  you may  forfeit  all or part of any Credit
Enhancement  in the  event  of a full  or  partial  withdrawal.  See  "Alternate
Withdrawal Charge."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified  Plan. The Company  reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0%
to 3.5%. See "Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling 1-800-888-2461.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect  state  premium  taxes,  which may be  applicable to your
Contract.
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount
  withdrawn attributable to Purchase Payments)                          7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
periodically during the time that you own the  Contract,
not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Annual Contract Fee                                                   $30(2)
--------------------------------------------------------------------------------
  Separate Account Annual Expenses
  (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                            0.85%(3)
--------------------------------------------------------------------------------
    Annual Administration Charge                                        0.15%
--------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                           1.55%(4)
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                              2.55%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary,  and a pro rata account  administration charge is deducted:  (1)
   upon full  withdrawal of Contract  Value;  (2) upon the Annuity Start Date if one of Annuity  Options 1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration charge will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 0.85%; At least $25,000 but less than $100,000 -
   0.70%; $100,000 or more - 0.60%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a
   0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                       INTEREST        ANNUAL
                                                         RATE*      RIDER CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                   3%           0.15%
                                                          5%           0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                    ---           0.20%
--------------------------------------------------------------------------------
                                                          3%           0.10%
Guaranteed Growth Death Benefit Rider                     5%           0.20%
                                                          6%           0.25%
                                                          7%           0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
 and Guaranteed Growth Death Benefit Rider                5%           0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                             ---           0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual
Stepped Up Death Benefit Rider                           ---           0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed
Growth Death Benefit Rider                                5%           0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up,
and Guaranteed Growth Death Benefit Rider                 5%           0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider              ---           0.45%
--------------------------------------------------------------------------------
Total Protection Rider                                   ---           0.85%
--------------------------------------------------------------------------------
                                                          3%           0.40%
Extra Credit Rider                                        4%           0.55%
                                                          5%           0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                        ---           0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider**                     0-Year         0.70%
                                                        4-Year         0.55%
--------------------------------------------------------------------------------
 *Interest rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.

**If the 4-Year  Alternate  Withdrawal  Charge Rider has not been  approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available. See "Alternate
  Withdrawal Charge."
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)........    0.58%       2.32%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                                 1        3        5       10
                                                YEAR    YEARS    YEARS    YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period              $1,118   $2,006   $2,805   $4,902
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                       487    1,464    2,443    4,902
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period January 12, 2001 (date of inception)  through December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                2002        2001
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.36      $ 8.40
   End of period........................................      $ 5.38      $ 7.36
Accumulation units outstanding at the end of period.....     544,857     176,676
--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 9.00      $ 9.77
   End of period........................................      $ 6.57      $ 9.00
Accumulation units outstanding at the end of period.....     610,851     343,404
--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $10.13      $10.16
   End of period........................................      $ 9.87      $10.13
Accumulation units outstanding at the end of period.....     982,287     401,703
--------------------------------------------------------------------------------
GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.84      $ 9.09
   End of period........................................      $ 5.84      $ 7.84
Accumulation units outstanding at the end of period.....     900,881     242,048
--------------------------------------------------------------------------------
DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $10.89      $10.64
   End of period........................................      $11.46      $10.89
Accumulation units outstanding at the end of period.....   1,143,363     416,745
--------------------------------------------------------------------------------
LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 6.33      $ 7.39
   End of period........................................      $ 4.44      $ 6.33
Accumulation units outstanding at the end of period.....     829,448     180,104
--------------------------------------------------------------------------------
ENHANCED INDEX
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period...................................      $ 7.31      $ 8.47
   End of period........................................      $ 5.42      $ 7.31
Accumulation units outstanding at the end of period.....     237,774     192,600
--------------------------------------------------------------------------------
MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 8.34      $ 9.68
   End of period........................................      $ 5.67      $ 8.34
Accumulation units outstanding at the end of period.....   1,093,762     364,122
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 8.74      $ 9.47
   End of period........................................      $ 7.60      $ 8.74
Accumulation units outstanding at the end of period.....     252,528     103,760
--------------------------------------------------------------------------------
EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $10.87      $11.09
   End of period........................................      $ 9.06      $10.87
Accumulation units outstanding at the end of period.....     803,419     287,273
--------------------------------------------------------------------------------
HIGH YIELD
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $18.41      $18.37
   End of period........................................      $17.80      $18.41
Accumulation units outstanding at the end of period.....     301,751      47,057
--------------------------------------------------------------------------------
SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $12.30      $10.29
   End of period........................................      $11.03      $12.30
Accumulation units outstanding at the end of period.....     319,542     164,868
--------------------------------------------------------------------------------
SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 6.92      $ 8.02
   End of period........................................      $ 5.20      $ 6.92
Accumulation units outstanding at the end of period.....     209,531      65,355
--------------------------------------------------------------------------------
MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $12.16      $11.13
   End of period........................................      $10.06      $12.16
Accumulation units outstanding at the end of period.....     798,428     292,715
--------------------------------------------------------------------------------
MAIN STREET GROWTH AND INCOME®
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $15.21      $17.05
   End of period........................................      $11.82      $15.21
Accumulation units outstanding at the end of period.....     355,261     142,304
--------------------------------------------------------------------------------
SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 5.40      $ 7.14
   End of period........................................      $ 3.82      $ 5.40
Accumulation units outstanding at the end of period.....     652,170     234,506
--------------------------------------------------------------------------------
SELECT 25
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period..................................      $ 7.47      $ 8.30
   End of period........................................      $ 5.28      $ 7.47
Accumulation units outstanding at the end of period.....     185,009     133,791
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998, the Company  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons  who were  Owners as of July 31, 1998  became  membership  interests  in
Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically  become  members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter for the Contracts is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are not publicly  traded  mutual funds.  They are  available  only as investment  options in variable  annuity or variable life insurance  policies issued by life insurance  companies or in some cases, through participation in certain qualified pension or retirement plans.

   Because  the  Underlying  Funds may  serve as  investment  vehicles  for both
variable  life  insurance   policies  and  variable  annuity  contracts  ("mixed
funding")  and  shares  of the  Underlying  Funds  also may be sold to  separate accounts of other insurance  companies  ("shared  funding"),  material conflicts could occur. The Company  currently does not foresee any disadvantages to Owners arising from either mixed or shared funding;  however, due to differences in tax treatment or other  considerations,  it is possible that the interests of Owners of various  contracts for which the Underlying  Funds serve as investment  media might at some time be in conflict.  However, the Company, each Underlying Fund's
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds  are  required  to  monitor  events in order to  identify  any material  conflicts  that arise  from mixed  and/or  shared  funding.  If such a conflict were to occur, the Company would take steps necessary to protect Owners
including   withdrawal  of  the  Separate  Account  from  participation  in  the
Underlying  Fund(s)  involved in the conflict.  This might force the  Underlying
Fund to sell securities at disadvantageous prices.

   A summary of the investment  objective of each of the Underlying Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will  achieve its  objective.  More  detailed  information  is  contained in the
prospectus  of  each  Underlying  Fund,  including   information  on  the  risks
associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors,  Inc. ("SDI") the underwriter of the Contract,  is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners;  and (iii) Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.50% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued  pursuant to a  Non-Qualified  Plan. If you are purchasing the
Contract as an investment  vehicle for a Section 403(b),  408, or 408A Qualified
Plan, you should  consider that the contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account;
provided that the Fixed Account is available under your Contract.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the
Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   The  Company  effects  transfers  between  Subaccounts  at  their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company may among other things, restrict the availability of telephone transfers or other electronic  transfers and may require that you submit transfer requests in  writing  via  regular  U.S.  mail.  We may also  refuse  to act on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  Underlying  Funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying  Fund. The investment  performance of the  Subaccounts will  reflect  increases  or  decreases  in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.60%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date.  See the Statement of Additional
Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

   The  Company  requires  the  signature  of  all  Owners  on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider. See the discussion of Annual Stepped Up Death Benefit Rider,
Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed
Growth Death Benefit Rider,  Enhanced Death Benefit Rider, Combined Enhanced and
Annual Stepped Up Death Benefit Rider,  Combined  Enhanced and Guaranteed Growth
Death Benefit Rider,  and Combined  Enhanced,  Annual Stepped Up, and Guaranteed
Growth Death Benefit Rider.  Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account charge and any uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

   DEATH OF THE  ANNUITANT -- If the  Annuitant  dies prior to the Annuity Start
Date,  and the  Owner is a natural  person  and is not the  Annuitant,  no death benefit  proceeds will be payable  under the Contract.  The Owner may name a new
Annuitant  within 30 days of the  Annuitant's  death.  If a new Annuitant is not named,  the Company will  designate the Owner as Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contract.  The withdrawal  charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

           ==========================================================
                                                             ANNUAL
                                                           MORTALITY
                                                          AND EXPENSE
           CONTRACT VALUE                                 RISK CHARGE
           ----------------------------------------------------------
           Less than $25,000...........................      0.85%
           At least $25,000 but less than $100,000.....      0.70%
           $100,000 or more............................      0.60%
           ==========================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contracts and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied  to a  Non-Qualified  Plan.  The  Company  reserves  the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of Security  Benefit and the  Separate  Account"  and
"Charge for Security Benefit Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.85%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more  fully  described  in the  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  except the Guaranteed  Minimum  Withdrawal Benefit and
Total  Protection  Riders,  which are also  available for purchase on a Contract
Anniversary. You may not terminate a Rider after issue, unless otherwise stated.
The Company  deducts a monthly charge from Contract Value for any Riders elected by the Owner.  The amount of the charge is equal to a  percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below.  A
RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select Riders with a total charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract  Value if you
select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70% and 0-Year  Alternate
Withdrawal  Charge  Rider with a cost of 0.70%,  because  the total cost of such
Riders, 1.40%, would exceed the maximum Rider charge of 1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.20%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Money Market  Subaccount or the Fixed Account.) In
crediting  interest,  the  Company  takes into  account  the timing of when each purchase  payment and  withdrawal  occurred.  The Company  accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   Under this Rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual Withdrawal Amount"),  regardless of market performance,  until the  Remaining  Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount initially is a percentage of the initial purchase  payment  including any Credit
Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased  on a  Contract  Anniversary).  You may  select  one of the  following combinations of Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

If you do not take the Annual  Withdrawal Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year. The
Annual Withdrawal Amount can be taken in one withdrawal or multiple  withdrawals during the Contract Year.  You can continue to take up to the Annual  Withdrawal
Amount each Contract Year until the Remaining Benefit Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this Rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit  Enhancements;  provided that withdrawals of the Annual  Withdrawal  Amount are not subject to a  withdrawal  charge.  Any withdrawal  up to the Annual  Withdrawal  Amount in a Contract  Year reduces the
Free  Withdrawal   amount  otherwise   available  in  that  Contract  Year,  and
withdrawals,  including  withdrawals of the Annual Withdrawal Amount, may result in  forfeiture  of  Credit  Enhancements  if you have an Extra  Credit  Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge" and
"Extra  Credit."  Withdrawals,  including  withdrawals of the Annual  Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  purchase  payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment  including any Credit  Enhancement,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the purchase  payment  including  any Credit  Enhancement,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.  The  Annual  Withdrawal  Amount  and  Remaining  Benefit  Amount  are
recalculated  in the event of a withdrawal  in a Contract  Year that exceeds the
Annual Withdrawal Amount as follows.  The Annual Withdrawal Amount and Remaining
Benefit  Amount  respectively  are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess  withdrawal  amount by Contract  Value after  deduction of any Annual
Withdrawal Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This  Rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This Rider may not be  reinstated  by purchase payments or reset after such termination.  This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age
85 or younger. The charge for this Rider is 0.45%.

TOTAL  PROTECTION  -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this Rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this Rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase  payments  (not  including any Credit
Enhancements  or  purchase  payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this Rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts,  including the Money Market Subaccount,  or the Fixed
Account.  If the Guaranteed  Growth Death Benefit on any Valuation Date is equal to $0,  the  benefit  will  terminate  and may not be  reinstated  or reset  (as described below) after such termination.

   This Rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial purchase  payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this Rider if the
Rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the Rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the Subaccounts and the Fixed Account in the same proportion as
Contract  Value is allocated on that date. No additional  amount will be applied if the  Contract  Value is  greater  than the  Guaranteed  Minimum  Accumulation
Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial purchase payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  Rider  if the  Rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  purchase  payments  (including  any  Credit
Enhancement) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit;
and less an adjustment for any  withdrawals  that exceed in whole or in part the
Annual  Withdrawal  Amount for the Contract  Year.  The  adjustment  reduces the
Guaranteed  Minimum   Accumulation  Benefit  amount  by  a  percentage  that  is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by purchase payments or reset after such termination.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The
Reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the Rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This Rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This Rider is  available  only if the age of each Owner and
Annuitant at the time the Rider is  purchased  is age 79 or younger.  The charge for this Rider is 0.85%.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the
Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your  average  annual  return (net of expenses of the  Contract  and  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns  are greater  than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT RATE     (NET OF EXPENSES)
                 ---------------------------------------------
                           3%                     -5.00%
                           4%                     -1.50%
                           5%                      0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to  determine  if the  Owner  is  eligible  for a  waiver.  This  Rider is available only if the age of the Owner at the time the Contract is issued is age
90 or younger. The charge for this Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months preceding the withdrawal.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             =====================================================
                  0-YEAR SCHEDULE               4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you  purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.  For a Non-Qualified  Plan, SBL does not allow annuity payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

   The Fixed  Account is not available in all states.  If it is available  under your Contract,  you may allocate all or a portion of your purchase  payments and transfer  Contract  Value to the Fixed Account.  Amounts  allocated to the Fixed
Account  become  part of the  Company's  General  Account,  which  supports  the
Company's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum  ("Guaranteed  Rate"). The Guaranteed Rate ranges from
1% to 3%  based  upon  the  state  in  which  the  Contract  is  issued  and the requirements of that state.  Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate. The Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration begins with respect to that portion of Contract Value,  which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DCA PLUS ACCOUNT -- The DCA Plus Account is not  available in all states.  If it is  available  in your  state,  you  may  allocate  all or part of your  initial purchase  payment to the DCA Plus Account,  which is part of the Company's Fixed
Account.  The rate of Current Interest  declared by the Company for the DCA Plus
Account will be fixed for the applicable  DCA Plus Period,  which is a six-month or 12-month period that begins as of the Valuation Date your purchase payment is applied to the DCA Plus  Account.  If you would like to  allocate  your  initial purchase  payment to the DCA Plus  Account,  you must  complete a DCA Plus form, which is available  upon request.  Upon the form, you must select the applicable
DCA Plus Period,  the  Subaccounts to which monthly  transfers from the DCA Plus
Account  will  be  made,  and  the  percentage  to be  allocated  to  each  such
Subaccount.  Transfers  from the DCA Plus  Account to the Fixed  Account are not permitted.

   The Company  will  transfer  your  Contract  Value  allocated to the DCA Plus
Account to the Subaccounts  that you select on a monthly basis over the DCA Plus
Period. The Company will effect each transfer on the monthly  anniversary of the date that your purchase  payment is allocated to the DCA Plus  Account,  and the first such transfer will be made on the first monthly  anniversary of that date.
The  amount  of each  monthly  transfer  is found  by  dividing  Contract  Value allocated to the DCA Plus  Account by the number of months  remaining in the DCA
Plus Period. The Company may declare a rate of Current Interest for the DCA Plus
Account that differs from the rate declared for the Fixed Account.

   You may  allocate  only  purchase  payments  to the  DCA  Plus  Account,  and transfers  of  Contract  Value  to this  account  are not  permitted  under  the
Contract.  Any purchase payments  allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the  Subaccounts  over the months  remaining in the DCA Plus Period.  The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or an
Extra Credit  Rider,  or if the DCA Plus Period has expired.  You may  terminate your allocation to the DCA Plus Account by sending a written request to transfer all  Contract  Value  allocated  to the DCA Plus  Account  to one or more of the
Subaccounts.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract Value is allocated to the Fixed Account,  and you will not  participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary  is the first person on the following  list who is alive on the date of death of the Owner or the Joint  Owner:  the  Owner;  the  Joint  Owner;  the
Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual named as such in the  application  or any later  change  shown in the  Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the  Owner and any Joint
Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first  person on the above list who is alive on the date of death of any  Owner,  careful  consideration  should be given to the  manner in which the
Contract is registered,  as well as the designation of the Primary  Beneficiary.
The Owner may change the Primary  Beneficiary  at any time while the Contract is in force by written request on forms provided by the Company and received by the
Company at its  Administrative  Office.  The  change  will not be binding on the
Company  until it is received and  recorded at its  Administrative  Office.  The change  will be  effective  as of the date this form is  signed  subject  to any payments  made or other  actions  taken by the  Company  before  the  change  is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract;  provided,  however,  that loans are not available in certain states.  If loans are available in your state,  you may obtain a loan by submitting a proper  written  request to the  Company.  A loan must be taken and repaid  prior to the Annuity  Start Date.  The minimum loan that may be taken is
$1,000.  The maximum amount of all loans on all contracts  combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater (the $10,000  limit is not  available  for  Contracts  issued under a
403(b) Plan subject to the Employee Retirement Income Security Act of 1974). For
loans  issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made;  or (2) 50% of your  Contract  Value.  In any  case,  the maximum  loan  balance  outstanding  at any time may not exceed 80% of  Contract
Value,  and the Company  reserves  the right to limit to one the number of loans outstanding at any time. The Internal  Revenue Code requires  aggregation of all loans made to an individual  employee  under a single  employer  plan.  However, since the Company has no  information  concerning  outstanding  loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits  considering loans  from  other  providers.  Reference  should  be made to the  terms of your particular Qualified Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the  Loan  Account  earn  the  minimum  rate of  interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will earn the  Guaranteed  Rate) will  always be equal in amount to the outstanding  loan balance,  the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan payment,  amounts  received by the Company will be treated as purchase payments.  Upon receipt of a loan payment,  the Company will  transfer  Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  contract  Value on or after the  Contractowner  attains age 59
1/2. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan,  you should  carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit  under any such Rider.  Until the loan is repaid,  SBL  reserves the right to restrict any transfer of the Contract which would otherwise  qualify as a transfer permitted in the Internal Revenue Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

   Loans are not  available in certain  states  pending  department of insurance approval.  If loans are later  approved by the insurance  department of a state, the Company intends to make loans available to all Owners of 403(b) contracts in that  state at that  time,  but there can be no  assurance  that  loans  will be approved.  Prospective Owners should contact their agent concerning availability of loans in their state.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2,  (ii)  have a  severance  from  employment,  (iii)  dies,  (iv)  becomes disabled,  or  (v)  incurs  a  hardship.  Furthermore,  distributions  of  gains attributable  to such  contributions  accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses,  the purchase of a residence,  paying  certain  tuition  expenses,  or paying amounts
needed  to  avoid  eviction  or  foreclosure   that  may  ONLY  be  met  by  the
distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Fund,  intends to comply with the  diversification  requirements  of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objectives or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(b).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as an IRA. The IRAs  described in this section are called  "traditional  IRAs" to  distinguish  them from  "Roth  IRAs,"  which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2003-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored  retirement  plan, the amount of IRA may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year  ($60,000  for a married  couple  filing a joint  return and  $40,000 for a single  taxpayer  in  2003).  If  the  individual's  spouse  is  covered  by  an employer-sponsored retirement plan but the individual is not, the individual may be able to  deduct  those  contributions  to a  traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted gross income on a joint
return  is  between  $150,000  and  $160,000.   Nondeductible  contributions  to
traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $1000,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's  lifetime.
Generally,  however,  the  amount  remaining  in a Roth IRA after  the  contract owner's death must begin to be distributed by the end of the first calendar year after  death,  and made over a  beneficiary's  life  expectancy.  If there is no beneficiary,  or if the beneficiary elects to delay  distributions , the account must be  distributed  by the end of the fifth full  calendar year after death of the contract owner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF SBL FUND  SHARES -- The  Company  is the legal  owner of the shares of
Underlying  Funds held by the  Subaccounts.  The Company  will  exercise  voting rights  attributable  to  the  shares  of  each  Underlying  Fund  held  in  the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise
attributable  to  Owners,   if  any,  in  the  same  proportion  as  the  voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for each Underlying  Fund, which will include a list of the portfolio securities of each  Underlying  Fund,  as required by the 1940 Act,  and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase  until December 4, 2000, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contract  that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable  Annuity Account XIV - SecureDesigns  Variable
Annuity at December 31, 2002, and for the year ended  December 31,  2002,and for the period from January 12, 2001  (inception  date) to December 31, 2001, or for the  portions of such  periods as disclosed  in the  financial  statements,  are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no  guarantee  that  any  Underlying  Fund  will  meet  its  investment objective.
--------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds are an open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston,
Texas 77046-1173,  serves as investment adviser and manager of the portfolios of the Fund.

   AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund")
is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT OBJECTIVE:  To seek long-term growth of capital. The Fund seeks to meet this objective by investing,  normally, at least 65% of its total assets in equity  securities of U.S. issuers that have market  capitalizations  of greater than  $500  million  and  that  the  Fund's  portfolio  managers  believe  to be undervalued in relation to long-term  earning power or other  factors.  The Fund may also  invest up to 35% of its total  assets  in  equity  securities  of U.S.
issuers  that have  market  capitalizations  of less than  $500  million  and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments,  all of which are issued by U.S. issuers.
The Fund may also invest up to 25% of its total assets in foreign issuers.

   AIM V.I.  MID CAP CORE EQUITY FUND  (SERIES II). AIM V.I. Mid Cap Core Equity
Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT  OBJECTIVE:  To seek long-term  growth of capital.  The Fund seeks this objective by investing,  normally,  at least 80% of its total assets,  plus the amount of any  borrowings  for investment  purposes,  in equity  securities, including  convertible  securities,  of mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase,  within the range of market  capitalizations  of companies included in the Russell Midcap™ Index. In complying with the 80% investment requirement, the
Fund may include synthetic instruments, which are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants,  futures,  options,  exchange-traded  funds  and  American  Depositary
Receipts.  The Fund may also  invest  up to 25% of its total  assets in  foreign securities.

AMERICAN  CENTURY®  VP  FUND -- The  American  Century  VP  Fund is an  open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance  products.  American Century  Investment  Management,  Inc., 4500 Main
Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

   AMERICAN  CENTURY VP ULTRA® FUND (CLASS II).  American  Century VP Ultra Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund managers look for stocks of large  companies  they  believe  will  increase in value over time, using a growth investment  strategy  developed by American  Century.  This strategy  looks for  companies  with  earnings  and  revenues  that are not only growing,  but growing at a  successively  faster,  or  accelerating  pace.  This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase in value.  The  managers  use a bottom-up  approach to select stocks to buy for the Fund.  This means that the managers make their  investment decisions  based  primarily  on the  business  fundamentals  of  the  individual companies,  rather than on economic  forecasts or the outlook for  industries or sectors.  Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign companies,  which present some unique risks. The fund managers do not attempt to time the market.  Instead,  under normal market conditions,  they intend to keep the Fund  essentially  fully  invested in stocks  regardless  of the movement of stock prices generally.

   AMERICAN  CENTURY VP VALUE FUND  (CLASS II).  American  Century VP Value Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective.  The Fund managers look for stocks of companies that they believe are undervalued  at the time of purchase,  using a value  investment  strategy  that looks  for  companies  that are  temporarily  out of favor  in the  market.  The managers attempt to purchase the stocks of these undervalued  companies and hold them until they have returned to favor in the market and their stock prices have gone up.  Companies may be  undervalued  due to market  declines,  poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or  because  they  have been  overlooked  by the  market.  Under  normal  market conditions,  the Fund managers  intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

   INVESCO VARIABLE  INVESTMENT  FUNDS,  INC.-- The INVESCO Variable  Investment
Funds, Inc. is an open-end investment  company.  Shares of the Fund's portfolios are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.

   INVESCO Funds Group,  Inc.  ("INVESCO"),  4350 South Monaco  Street,  Denver,
Colorado, serves as investment adviser and manager of the series of the Fund.

   INVESCO VIF HEALTH  SCIENCES  FUND.  INVESCO VIF - Health  Sciences Fund (the
"Fund") is a series of the INVESCO Variable Investment Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital growth.  The Fund is actively managed and invests  primarily in equity  securities that INVESCO  believes will rise in price faster than other securities,  as well as in options and other investments whose values are based upon the values of equity  securities.  The Fund normally invests at least 80% of its net assets in equity  securities and  equity-related instruments  of companies  that  develop,  produce,  or  distribute  products or services  related to health care. These companies  include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  biotechnology,  and health care  providers  and services  companies.  At any given time,  20% of the Fund's assets is not required to be invested in the sector.

   INVESCO VIF REAL ESTATE OPPORTUNITY FUND. INVESCO VIF Real Estate Opportunity
Fund (the "Fund") is a series of the INVESCO Variable Investment Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital  growth.  The Fund also seeks to earn current income. The Fund is aggressively managed and invests primarily in equity
securities  that  INVESCO   believes  will  rise  in  price  faster  than  other
securities,  as well as in options and other  instruments whose values are based upon the values of equity securities.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related  instruments of companies doing business in the real estate  industry,  including  real estate  investment trusts  ("REITS"),  which invest in real estate or interests in real estate.  No one  property  will  represent  more than 50% of the Fund's  total  assets.  The companies  in which the Fund invests may also  include,  but are not limited to, real estate  brokers,  home builders or real estate  developers,  companies with substantial real estate holdings, and companies with significant  involvement in the real estate industry or other real  estate-related  companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and  variable  life  insurance  products.  OppenheimerFunds,  Inc.,  498 Seventh
Avenue,  New York, New York, 10018,  serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

   OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (SERVICE CLASS).  Oppenheimer Main
Street  Small Cap Fund (the  "Fund")  is a series  of the  Oppenheimer  Variable
Account Funds.

   INVESTMENT OBJECTIVE:  To seek capital appreciation.  The Fund invests mainly in common  stocks of  small-capitalization  ("small  cap") U.S.  companies  that
OppenheimerFunds,  Inc.  believes have favorable  business  trends or prospects.
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in securities of companies  having a small  market  capitalization.  These may  include  "growth"
and/or "value" common stocks and other equity securities.  The Fund incorporates a blended style of investing  combining  both growth and value styles.  The Fund currently  considers  an  issuer  having a market  capitalization  of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization  grows above $2.5 billion.  Over time, the Fund may change  the range of assets it uses to define  "small  cap"  issuers,  as market conditions change.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO ALL ASSET PORTFOLIO  (ADMINISTRATIVE  CLASS). PIMCO All Asset Portfolio
(the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return   consistent   with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds:  Pacific  Investment  Management Series, an
affiliated open-end  investment  company,  except the Strategic Balanced and All
Asset Funds  ("Underlying PIMS Funds").  Research  Affiliates,  the Fund's asset allocation  sub-adviser,  determines how the Fund allocates and  reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the
Underlying  PIMS Funds,  but will not normally  invest in every  Underlying PIMS
Fund at any particular time. The Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making
allocation   decisions  among  the  Underlying  PIMS  Funds,  the  Fund's  asset allocation  sub-adviser  considers  various  quantitative  and qualitative  data relating to the U.S. and foreign  economies and securities  markets.  The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying  PIMS Funds based on its ongoing  analyses of the equity, fixed income and commodity markets.

   PIMCO LOW  DURATION  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Low  Duration
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT  OBJECTIVE:   To  seek  maximum  total  return,   consistent  with
preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a diversified  portfolio of fixed income  instruments of varying  maturities.  The average  portfolio  duration of this Fund  normally varies  within a one- to  three-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield  securities  ("junk bonds")
rated B or higher by Moody's or S&P, or, if unrated,  determined  by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

   PIMCO  REAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO  Real  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE  TRUST -- The Rydex Variable Trust is an open-end  investment company.  Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, MD 20850,
serves as investment adviser and manager of the portfolios of the Trust.

   RYDEX SECTOR  ROTATION  FUND.  Rydex Sector  Rotation  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks to respond to the dynamically changing economy by moving its investments  among different  sectors or industries.  Each month  the  Advisor,  using  a  quantitative  methodology,  ranks  approximately fifty-nine different industries based on several measures of price momentum. The
Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity  in the fund,  each  industry  or sector  investment  is  intended  to represent the entire industry or sector.  The fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the Company.  Security Management  Company,  LLC, One Security Benefit
Place,  Topeka,  Kansas  66636,  a  wholly-owned  subsidiary of the Company (the
"Investment  Manager"),  serves as the investment  adviser of each Series of SBL
Fund.

   SERIES A (EQUITY). Series A (Equity) (the "Fund") is a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment  purposes) in a  widely-diversified  portfolio of equity  securities,
which  may  include  American   Depositary  Receipts  ("ADRs")  and  convertible
securities.  The Fund  typically  invests in the equity  securities of companies whose total market value is $5 billion or greater at the time of purchase.

   SERIES B (LARGE CAP  VALUE).  Series B (Large Cap  Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with The Dreyfus  Corporation,  200 Park Avenue,  New York,  New York
10166, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions,  at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization  value companies (those whose total market value is $5 billion or greater at the time of purchase). The Fund's stock
investments  may  include  common  stocks,   preferred  stocks  and  convertible
securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The
Fund  may  temporarily  invest  in  cash,   government  bonds  or  money  market
securities.  In choosing  stocks,  the  Sub-Adviser,  The  Dreyfus  Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued  in terms of price  or  other  financial  measurements  and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative  analysis and  fundamental  research to identify stocks that appear favorably  priced and that may  benefit  from the  current  market and  economic environment.

   SERIES C (MONEY MARKET).  Series C (Money Market) (the "Fund") is a series of
SBL Fund.

   INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent  with preserving  capital.  The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

   SERIES D (GLOBAL).  Series D (Global)  (the  "Fund") is a series of SBL Fund.
The  Investment   Manager  has  entered  into  a  sub-advisory   agreement  with
OppenheimerFunds,  Inc., 498 Seventh Avenue,  New York, New York,  10018,  which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

   SERIES E (DIVERSIFIED INCOME).  Series E (Diversified Income) (the "Fund") is
a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek to provide  current  income with  security of principal.  The Fund pursues its  objective by  investing,  under normal  market conditions,  primarily  in a  diversified  portfolio  of  investment  grade debt securities.  The Fund expects to maintain a weighted average duration of 3 to 10 years.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include  dollar  denominated  foreign  securities.  To manage risk, the Investment Manager  diversifies the Fund's holdings among asset classes and individual  securities.  The asset classes in which the Fund invests may  include  investment  grade  corporate  debt  securities,  high  yield  debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

   SERIES G (LARGE CAP  GROWTH).  Series G (Large Cap Growth)  (the "Fund") is a
series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus  borrowings  for  investment  purposes) in common stock and other equity securities of large capitalization  companies (defined as companies whose total  market value is at least $5 billion at the time of  purchase).  The
Investment  Manager  seeks to invest in equity  securities  that have  long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common
stocks,   which  may  include  ADRs  and  other  securities  with  common  stock characteristics,  such as securities convertible into common stocks. The Fund is non-diversified  as defined in the Investment  Company Act of 1940,  which means that it may hold a larger  position  in a smaller  number of  securities  than a diversified  fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's  benchmark index, the Russell
1000 Growth Index.  Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

   SERIES H (ENHANCED INDEX). Series H (Enhanced Index) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with Northern Trust  Investments,  N.A.  ("NTI"),  50 La Salle Street,  Chicago,
Illinois 60675, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek to outperform the S&P 500 Index through stock selection  resulting in different  weightings of common  stocks  relative to the index.  The Fund  pursues  its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in equity  securities  of  companies in the S&P 500 Index and futures contracts  representative  of the stocks  which  make up the index.  The S&P 500
Index is a well-known  stock market index composed of 500 selected common stocks that  represent  approximately  two-thirds of the total market value of all U.S.
common stocks.

   SERIES J (MID CAP GROWTH). Series J (Mid Cap Growth) (the "Fund") is a series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in a diversified portfolio of equity securities with market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135 million to $8 billion.  Equity  securities include common stock, rights, options, warrants, convertible debt securities and
ADRs. The Investment  Manager  selects  equity  securities  that it believes are attractively valued with the greatest potential for appreciation.

   SERIES N (MANAGED ASSET ALLOCATION)  Series N (Managed Asset Allocation) (the
"Fund") is a series of SBL Fund.  The  Investment  Manager  has  entered  into a sub-advisory  agreement  with T. Rowe  Price  Associates,  Inc.,  100 East Pratt
Street,  Baltimore,  Maryland 21202, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek a high  level of total  return  by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

   SERIES O (EQUITY INCOME) Series O (Equity Income) (the "Fund") is a series of
SBL Fund. The Investment Manager has entered into a sub-advisory  agreement with
T. Rowe Price  Associates,  Inc.,  100 East Pratt  Street,  Baltimore,  Maryland
21202, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital  appreciation  by investing  primarily in common  stocks of  established companies.  The Fund pursues its  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets in common  stocks,  with 65% in the common stocks of well-established  companies paying above-average dividends. The
Sub-Adviser,  T. Rowe  Price,  typically  employs a  value-oriented  strategy in selecting  investments for the Fund. The Sub-Adviser's  research team identifies companies  that  appear  to be  undervalued  by  various  measures  and  may  be temporarily out of favor,  but have good prospects for capital  appreciation and dividend growth.

   SERIES P (HIGH  YIELD)  Series P (High Yield) (the "Fund") is a series of SBL
Fund.

   INVESTMENT OBJECTIVE:  To seek high current income. Capital appreciation is a secondary objective.  The Fund pursues its objective by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment  purposes) in a broad range of high-yield,  high risk debt securities rated in medium or lower  rating  categories  or  determined  by the  Investment
Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt  security,  if at the time of  purchase,  it is rated in default.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include dollar denominated foreign securities. The Fund may also invest
in  equity   securities,   including   common  and   preferred   stocks,   ADRs,
exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track and the  composition and performance of a specific  index.  The Fund's  average  weighted  maturity is expected to be between 5 and 15 years.

   SERIES Q (SMALL CAP  VALUE)  Series Q (Small  Cap  Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, which provides  investment advisory services to the
Fund.

   INVESTMENT  OBJECTIVE:  To seek  capital  growth by  investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in stocks of small-capitalization companies that the Fund's
Sub-Adviser,  Strong Capital Management, Inc., believes are undervalued relative to the market based on  earnings,  cash flow,  or asset value.  The Fund defines small-capitalization  companies as those companies with a market  capitalization substantially  similar to that of  companies  in the Russell  2500™ Index at the time of purchase.  The Sub-Adviser  specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate  restructuring,  a new  product  or  service,  or a change in the  political,  economic,  or social environment.

   SERIES S (SOCIAL  AWARENESS)  Series S (Social  Awareness)  (the "Fund") is a
series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the
Investment Manager believes have above-average earnings potential and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social Index(SM) (DSI)
is  a  market  capitalization-weighted  common  stock  index.  It  monitors  the performance  of 400 U.S.  corporations  that pass multiple,  broad-based  social screens.

   SERIES V (MID CAP VALUE) Series V (Mid Cap Value) (the "Fund") is a series of
SBL Fund.

   INVESTMENT  OBJECTIVE:  The Fund pursues its  objective by  investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified  portfolio of equity securities that when, purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400  Index.  The  index  currently  consists  of  securities  of companies  with  market  capitalizations  that  range  from $135  million  to $8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity
securities  that  appear  undervalued  relative  to  assets,  earnings,   growth
potential or cash flows.  Due to the nature of value  companies,  the securities included in the Fund's  portfolio  typically  consist of small- to  medium-sized companies.  The Fund is subject to the risks  associated with investing in small capitalization companies.

   SERIES W  (MAINSTREET  GROWTH AND INCOME®)  Series W  (Mainstreet  Growth and
Income®)  (the  "Fund")  is a series of SBL Fund.  The  Investment  Manager  has entered into a sub-advisory agreement with  OppenheimerFunds,  Inc., 498 Seventh
Avenue, New York, New York, 10018, which provides  investment  advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt  securities.
The Fund  pursues its  objective by  investing  mainly in common  stocks of U.S.
companies,  but it can also invest in other equity  securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the  capitalization  of issuers in which it invests, the Fund's  Sub-Adviser,  OppenheimerFunds,  currently  emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks.  While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

   SERIES X (SMALL CAP  GROWTH)  Series X (Small Cap Growth)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco,
California 94111, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market  conditions,  at least 80% of its net assets (plus  borrowings for
investment   purposes)   in  equity   securities   of   companies   with  market
capitalizations  of $750 million or less at the time of investment  that, in the opinion of the Sub-Adviser,  RS Investment Management,  L.P., have the potential for long-term  capital growth.  Equity  securities  include common and preferred stocks, and warrants and securities convertible into common or preferred stocks.
The Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also engage in short sales of  securities  it expects to decline  in price.  The  Series  will  likely  invest a portion of its assets in technology and internet-related companies.

   SERIES Y (SELECT  25)  Series Y (Select  25) (the  "Fund") is a series of SBL
Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  growth of capital by concentrating its  investments  in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent above average  earnings or revenue growth.  The
Fund is  non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Investment  Manager  selects  what it believes to be premier  growth  companies as the core position for the Fund using a "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of the  company's  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

   SERIES Z (ALPHA  OPPORTUNITY)  Series Z (Alpha Opportunity) (the "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with  Mainstream  Investment  Advisers,  LLC, 101 West Spring Street,
Suite 401,  New  Albany,  Indiana  47150,  which  provides  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total  assets  according  to a  long/short  strategy  managed  by the Fund's sub-adviser,  Mainstream,  and 50% of its  total  assets  according  to an index strategy based on the S&P 500 Composite  Stock Price Index (the "S&P 500 Index")
managed by the Investment Manager.

   The  Fund  pursues  its  long/short   strategy  by  investing   primarily  in
publicly-traded  equity  securities,  principally common stocks, but to a lesser
degree   in   exchange   traded   funds  and  other   securities   with   equity
characteristics. The Fund may engage in short sales of securities believed to be overvalued.  The Fund pursues its index  strategy  primarily by investing in S&P
500 equity derivatives backed by a portfolio of fixed income securities.

                        NEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                ISSUED BY:                         MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                      INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - Variable Annuity of Security Benefit Life Insurance Company, or to
the Fixed Account.  Each Subaccount invests in a corresponding  mutual fund (the
"Underlying Fund"). The Subaccounts currently available under the Contract are:

o  AIM Basic Value                            o  INVESCO Dynamics
o  AIM Mid Cap Core Equity                    o  INVESCO Technology
   (formerly AIM Mid Cap Equity)              o  PIMCO High Yield
o  AIM Small Cap Growth                       o  Security Diversified Income
o  AIM Blue Chip                              o  Security Global*
o  American Century Heritage                  o  Security Equity
o  American Century Select                    o  Security Large Cap Value
o  American Century Equity Income             o  Security Large Cap Growth*
o  American Century International Growth      o  Security Capital Preservation
o  Ariel Fund                                 o  Security Mid Cap Growth
o  Ariel Premier Bond                         o  Security Mid Cap Value
o  Calamos Growth*                            o  Security Small Cap Growth*
o  Calamos Growth and Income                  o  Security Social Awareness
o  Dreyfus Appreciation                       o  Strong Growth and Income
o  Dreyfus Premier Strategic Value            o  Strong Growth 20*
o  Dreyfus Midcap Value                       o  Strong Advisor Small Cap Value*
o  Dreyfus General Money Market               o  Strong Opportunity*
o  Fidelity Advisor Value Strategies          o  Van Kampen Equity and Income
o  Fidelity Advisor Dividend Growth           o  Van Kampen Comstock
o  Fidelity Advisor Mid Cap                   o  Van Kampen Aggressive Growth
o  Fidelity Advisor International
   Capital Appreciation*

*These Subaccounts are not available to members of the Teacher Retirement System of Texas who are  employees  of school  districts  or  open-enrollment  charter
 schools   purchasing  a  tax-sheltered   annuity  through  a  salary  reduction
 arrangement.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

---------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED OCTOBER 1, 2003

--------------------------------------------------------------------------------
       The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a  prospectus  for any of the  Underlying  Funds by writing  the  Company at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-NEA-VALU.  The contents  of the  Statement  of  Additional  Information  is set  forth  in this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE-- The Annuity  Administration  Department  of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who is alive  on the  date of  death of the  Owner or the  Joint
Owner:  the Owner;  the Joint  Owner;  the Primary  Beneficiary;  the  Secondary
Beneficiary;  the  Annuitant;  or if none of the above are  alive,  the  Owner's
Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   GUARANTEED  RATE -- The minimum  interest  rate earned on the Fixed  Account, which  ranges from 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading.  The New York Stock Exchange is closed on weekends and on the following holidays:  New Year's Day,  Martin Luther King, Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor Day,  Thanksgiving  Day,  and
Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS -- The Separate Account is currently  divided into 40 accounts, each referred to as a Subaccount. See "Separate Account."

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                     ======================================
                     PURCHASE PAYMENT AGE        WITHDRAWAL
                          (IN YEARS)               CHARGE
                     --------------------------------------
                               1                     7%
                               2                     7%
                               3                     6%
                               4                     5%
                               5                     4%
                               6                     3%
                               7                     2%
                          8 and over                 0%
                     ======================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

               =================================================
                                            ANNUAL MORTALITY AND
               CONTRACT VALUE               EXPENSE RISK CHARGE
               -------------------------------------------------
               Less than $25,000............        0.90%
               $25,000 or more..............        0.75%
               =================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available only at issue,  except the Guaranteed  Minimum  Withdrawal
Benefit and Total Protection Riders,  which are also available for purchase on a
Contract  Anniversary.  You  may  not  terminate  a Rider  after  issue,  unless otherwise  stated.  The  amount of the  charge is equal to a  percentage,  on an annual  basis,  of your  Contract  Value.  Each  Rider and its charge are listed below.  A RIDER MAY NOT BE  AVAILABLE IN ALL STATES.  You may not select  Riders with a total  charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract
Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.70% and the
0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the maximum Rider charge of 1.00% for a
Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

   TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

                       =================================
                       INTEREST RATE        RIDER CHARGE
                       ---------------------------------
                             3%                0.15%
                             5%                0.30%
                       =================================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company; or (3) the Guaranteed Growth Death Benefit. The Guaranteed Growth Death
Benefit is an amount equal to purchase payments, net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of 3%, 5%,
6% or 7%, as elected in the application. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is as follows:

                       =================================
                       INTEREST RATE        RIDER CHARGE
                       ---------------------------------
                             3%                0.10%
                             5%                0.20%
                             6%                0.25%
                             7%                0.30%
                       =================================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   GUARANTEED MINIMUM WITHDRAWAL  BENEFIT.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   You may  withdraw up to a specified  amount each  Contract  Year (the "Annual
Withdrawal  Amount"),  regardless  of market  performance,  until the  Remaining
Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount  initially is a percentage of the initial purchase payment including any Credit  Enhancement (or
Contract  Value on the purchase date of the Rider if the Rider is purchased on a
Contract  Anniversary).  You may select  one of the  following  combinations  of
Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary).
                ===============================================

The Annual  Withdrawal  Amount and Remaining  Benefit Amount are recalculated in the event of  withdrawals  in a Contract Year that exceed the Annual  Withdrawal
Amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger.  The charge for this Rider is 0.45%. See "Guaranteed Minimum Withdrawal Benefit."

   TOTAL PROTECTION.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal  Amount of 5% and a Remaining Benefit Amount of 100%; and (3)
Guaranteed Minimum  Accumulation  Benefit.  The Guaranteed Minimum  Accumulation
Benefit  provides that on the tenth  anniversary  of your purchase of the Rider, the Company  will apply an  additional  amount to your  Contract if the Contract
Value on that  date is less than the  Guaranteed  Minimum  Accumulation  Benefit amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 79 or younger.  The charge for this Rider is 0.85%. See "Total Protection."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                  ===========================================
                  CREDIT ENHANCEMENT RATE        RIDER CHARGE
                  -------------------------------------------
                             3%                      0.40%
                             4%                      0.55%
                             5%                      0.70%
                  ===========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you have also purchased  an Extra  Credit  Rider,  you may  forfeit  all or part of any Credit
Enhancement  in the  event  of a full  or  partial  withdrawal.  See  "Alternate
Withdrawal Charge."

   WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

   WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

   WAIVER OF WITHDRAWAL CHARGE--HARDSHIP. This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The Company may require  the Owner to provide  satisfactory  proof of  hardship.
Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

   WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2or older; anD

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3112 or 1-800-NEA-VALU.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount
  withdrawn attributable to Purchase Payments)                          7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
  Annual Account Administration Charge                                  $30
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Annual Contract Fee                                                   $30(2)
--------------------------------------------------------------------------------
    Separate Account Annual Expenses
    (as a percentage of average Contract Value)
--------------------------------------------------------------------------------
      Annual Mortality and Expense Risk Charge                          0.90%(3)
--------------------------------------------------------------------------------
      Annual Administration Charge                                      0.15%(4)
--------------------------------------------------------------------------------
      Maximum Annual Charge for Optional Riders                         1.55%(4)
--------------------------------------------------------------------------------
      Total Separate Account Annual Expenses                            2.60%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a
   0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          ANNUAL
                                                               INTEREST   RIDER
                                                                RATE*     CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                           3%      0.15%
                                                                  5%      0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                            ---      0.20%
--------------------------------------------------------------------------------
                                                                  3%      0.10%
Guaranteed Growth Death Benefit Rider                             5%      0.20%
                                                                  6%      0.25%
                                                                  7%      0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                         5%      0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                     ---      0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Annual Stepped Up Death Benefit Rider                            ---      0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Guaranteed Growth Death Benefit Rider                             5%      0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up
Death Benefit Rider, and Guaranteed Growth Death Benefit Rider    5%      0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                      ---      0.45%
--------------------------------------------------------------------------------
Total Protection Rider                                           ---      0.85%
--------------------------------------------------------------------------------
                                                                  3%      0.40%
Extra Credit Rider                                                4%      0.55%
                                                                  5%      0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                ---      0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider**                             0-Year    0.70%
                                                                4-Year    0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability        ---      0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability        ---      0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                      ---      0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2        ---      0.20%
--------------------------------------------------------------------------------
 *Interest rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.

**If the 4-Year  Alternate  Withdrawal  Charge Rider has not been  approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available. See "Alternate
  Withdrawal Charge."
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.82%       2.14%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                               1        3         5        10
                                             YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period           $1,106    $1,971    $2,750    $4,803
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                    475     1,428     2,386     4,803
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period  July 2, 2001 (date of  inception)  through  December  31,
2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                               2002        2001
--------------------------------------------------------------------------------
AIM BASIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.29     $10.12
   End of period...........................................    $ 6.87      $9.29
Accumulation units outstanding at the end of period........   171,063     32,599
--------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.44     $10.06
   End of period...........................................    $ 8.07      $9.44
Accumulation units outstanding at the end of period........    27,915      5,147
--------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.23     $ 9.86
   End of period...........................................    $ 6.39     $ 9.23
Accumulation units outstanding at the end of period........    63,534      9,248
--------------------------------------------------------------------------------
AIM BLUE CHIP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.40     $ 9.50
   End of period...........................................    $ 5.94     $ 8.40
Accumulation units outstanding at the end of period........    33,460      9,003
--------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.40     $10.09
   End of period...........................................    $ 6.78     $ 8.40
Accumulation units outstanding at the end of period........       946        652
--------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.60     $ 9.59
   End of period...........................................    $ 6.37     $ 8.60
Accumulation units outstanding at the end of period........    36,916      1,562
--------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $10.41     $10.11
   End of period...........................................    $ 9.49     $10.41
Accumulation units outstanding at the end of period........    47,779      6,302
--------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.12     $ 9.21
   End of period...........................................    $ 6.29     $ 8.12
Accumulation units outstanding at the end of period........    29,825      2,116
--------------------------------------------------------------------------------
ARIEL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $10.07        ---
   End of period...........................................    $ 8.37        ---
Accumulation units outstanding at the end of period........    12,721        ---
--------------------------------------------------------------------------------
ARIEL PREMIER BOND
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $10.00        ---
   End of period...........................................    $10.43        ---
Accumulation units outstanding at the end of period........     5,873        ---
--------------------------------------------------------------------------------
CALAMOS GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.13     $ 9.70
   End of period...........................................    $ 7.39     $ 9.13
Accumulation units outstanding at the end of period........   218,387     35,400
--------------------------------------------------------------------------------
CALAMOS GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.72     $ 9.89
   End of period...........................................    $ 8.96     $ 9.72
Accumulation units outstanding at the end of period........   125,714     19,412
--------------------------------------------------------------------------------
DREYFUS APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.04     $ 9.64
   End of period...........................................    $ 7.20     $ 9.04
Accumulation units outstanding at the end of period........    79,711     16,424
--------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.80     $ 9.93
   End of period...........................................    $ 6.89     $ 9.80
Accumulation units outstanding at the end of period........    26,572      1,387
--------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.44     $ 9.60
   End of period...........................................    $ 6.05     $ 9.44
Accumulation units outstanding at the end of period........    88,629     10,151
--------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.93     $10.00
   End of period...........................................    $ 9.66     $ 9.93
Accumulation units outstanding at the end of period........    32,662      7,130
--------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.79     $10.73
   End of period...........................................    $ 6.94     $ 9.79
Accumulation units outstanding at the end of period........    58,759     13,282
--------------------------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.40     $ 9.90
   End of period...........................................    $ 7.16     $ 9.40
Accumulation units outstanding at the end of period........    50,115      4,709
--------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.14     $10.01
   End of period...........................................    $ 7.14     $ 9.14
Accumulation units outstanding at the end of period........    18,240      7,408
--------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.12     $ 9.28
   End of period...........................................    $ 7.66     $ 9.12
Accumulation units outstanding at the end of period........    11,026        637
--------------------------------------------------------------------------------
INVESCO DYNAMICS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 7.84     $ 9.34
   End of period...........................................    $ 5.04     $ 7.84
Accumulation units outstanding at the end of period........     3,373        166
--------------------------------------------------------------------------------
INVESCO TECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 7.02     $ 8.76
   End of period...........................................    $ 3.56     $ 7.02
Accumulation units outstanding at the end of period........    21,478      5,353
--------------------------------------------------------------------------------
PIMCO HIGH YIELD
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.97        ---
   End of period...........................................    $ 9.53        ---
Accumulation units outstanding at the end of period........     4,806        ---
--------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $10.21     $10.03
   End of period...........................................    $10.71     $10.21
Accumulation units outstanding at the end of period........    90,122     15,149
--------------------------------------------------------------------------------
SECURITY GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.99     $ 9.72
   End of period...........................................    $ 6.56     $ 8.99
Accumulation units outstanding at the end of period........    99,389     24,741
--------------------------------------------------------------------------------
SECURITY EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.00     $ 9.82
   End of period...........................................    $ 6.61     $ 9.00
Accumulation units outstanding at the end of period........    20,193      2,621
--------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.35     $ 9.87
   End of period...........................................    $ 6.82     $ 9.35
Accumulation units outstanding at the end of period........    21,050     10,858
--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.86     $ 9.69
   End of period...........................................    $ 6.21     $ 8.86
Accumulation units outstanding at the end of period........     7,524      1,644
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $10.13     $10.04
   End of period...........................................    $10.18     $10.13
Accumulation units outstanding at the end of period........   354,057     32,546
--------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.99     $ 9.67
   End of period...........................................    $ 6.26     $ 8.99
Accumulation units outstanding at the end of period........    56,255     13,183
--------------------------------------------------------------------------------
SECURITY MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.87     $10.06
   End of period...........................................    $ 8.08     $ 9.87
Accumulation units outstanding at the end of period........   161,101     34,205
--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.66     $ 9.87
   End of period...........................................    $ 6.06     $ 8.66
Accumulation units outstanding at the end of period........     8,658      1,216
--------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.88     $ 9.68
   End of period...........................................    $ 6.76     $ 8.88
Accumulation units outstanding at the end of period........    13,702      5,954
--------------------------------------------------------------------------------
STRONG GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.64     $ 9.62
   End of period...........................................    $ 6.51     $ 8.64
Accumulation units outstanding at the end of period........     7,817      3,944
--------------------------------------------------------------------------------
STRONG GROWTH 20
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 7.46     $ 8.91
   End of period...........................................    $ 4.98     $ 7.46
Accumulation units outstanding at the end of period........    27,133     12,355
--------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.66     $10.10
   End of period...........................................    $ 8.72     $ 9.66
Accumulation units outstanding at the end of period........    82,642     13,385
--------------------------------------------------------------------------------
STRONG OPPORTUNITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.06     $ 9.71
   End of period...........................................    $ 6.35     $ 9.06
Accumulation units outstanding at the end of period........    23,034      4,610
--------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 9.63     $10.01
   End of period...........................................    $ 8.49     $ 9.63
Accumulation units outstanding at the end of period........    92,610     19,794
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 8.97     $ 9.86
   End of period...........................................    $ 6.94     $ 8.97
Accumulation units outstanding at the end of period........   197,544     39,034
--------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.....................................    $ 7.67     $ 9.15
   End of period...........................................    $ 4.88     $ 7.67
Accumulation units outstanding at the end of period........    16,824      2,834
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/ health insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All obligations  arising under the Contracts are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus and can be obtained by calling 1-800-NEA-VALU.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the contract as an investment  vehicle for a section 403(b), 408 or 408A Qualified Plan, you should consider that the contract does not provide any additional tax advantage  beyond that already  available through the Qualified Plan.  However,  the contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under "The Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   The  Company  effects  transfers  between  Subaccounts  at  their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company may among other things, restrict the availability of telephone transfers or other electronic  transfers and may require that you submit transfer requests in  writing  via  regular  U.S.  mail.  We may also  refuse  to act on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  Underlying  Funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.75%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date.  See the Statement of Additional
Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

   The  Company  requires  the  signature  of  the  Owner  on  any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider.  See the  discussion of the Annual Stepped Up Death Benefit;
Guaranteed  Growth Death  Benefit;  Combined  Annual  Stepped Up and  Guaranteed
Growth Death Benefit;  Enhanced Death Benefit;  Combined  Enhanced Death Benefit
and  Annual  Stepped Up Death  Benefit;  Combined  Enhanced  Death  Benefit  and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

               =================================================
                                            ANNUAL MORTALITY AND
               CONTRACT VALUE               EXPENSE RISK CHARGE
               -------------------------------------------------
               Less than $25,000 ...........        0.90%
               $25,000 or more .............        0.75%
               =================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.90%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  except the Guaranteed  Minimum  Withdrawal Benefit and
Total  Protection  Riders,  which are also  available for purchase on a Contract
Anniversary. You may not terminate a Rider after issue, unless otherwise stated.
The Company  deducts a monthly charge from Contract Value for any Riders elected by the Owner.  The amount of the charge is equal to a  percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below.  A
RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select Riders with a total charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract  Value if you
select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase  the  Extra  Credit  Rider  at 5% with a cost of 0.70%  and the  0-Year
Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such  Riders,  1.40%,  would  exceed the maximum  Rider charge of 1.00% for a
Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.20%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   Under this Rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual Withdrawal Amount"),  regardless of market performance,  until the  Remaining  Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount initially is a percentage of the initial purchase  payment  including any Credit
Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased  on a  Contract  Anniversary).  You may  select  one of the  following combinations of Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

If you do not take the Annual  Withdrawal Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year. The
Annual Withdrawal Amount can be taken in one withdrawal or multiple  withdrawals during the Contract Year.  You can continue to take up to the Annual  Withdrawal
Amount each Contract Year until the Remaining Benefit Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this Rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit  Enhancements;  provided that withdrawals of the Annual  Withdrawal  Amount are not subject to a  withdrawal  charge.  Any withdrawal  up to the Annual  Withdrawal  Amount in a Contract  Year reduces the
Free  Withdrawal   amount  otherwise   available  in  that  Contract  Year,  and
withdrawals,  including  withdrawals of the Annual Withdrawal Amount, may result in  forfeiture  of  Credit  Enhancements  if you have an Extra  Credit  Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge" and
"Extra  Credit."  Withdrawals,  including  withdrawals of the Annual  Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  purchase  payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment  including any Credit  Enhancement,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the purchase  payment  including  any Credit  Enhancement,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.  The  Annual  Withdrawal  Amount  and  Remaining  Benefit  Amount  are
recalculated  in the event of a withdrawal  in a Contract  Year that exceeds the
Annual Withdrawal Amount as follows.  The Annual Withdrawal Amount and Remaining
Benefit  Amount  respectively  are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess  withdrawal  amount by Contract  Value after  deduction of any Annual
Withdrawal Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This  Rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This Rider may not be  reinstated  by purchase payments or reset after such termination.  This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age
85 or younger. The charge for this Rider is 0.45%.

TOTAL  PROTECTION  -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this Rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this Rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase  payments  (not  including any Credit
Enhancements  or  purchase  payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this Rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts,  including the Money Market Subaccount,  or the Fixed
Account.  If the Guaranteed  Growth Death Benefit on any Valuation Date is equal to $0,  the  benefit  will  terminate  and may not be  reinstated  or reset  (as described below) after such termination.

   This Rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial purchase  payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this Rider if the
Rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the Rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the Subaccounts and the Fixed Account in the same proportion as
Contract  Value is allocated on that date. No additional  amount will be applied if the  Contract  Value is  greater  than the  Guaranteed  Minimum  Accumulation
Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial purchase payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  Rider  if the  Rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  purchase  payments  (including  any  Credit
Enhancement) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit;
and less an adjustment for any  withdrawals  that exceed in whole or in part the
Annual  Withdrawal  Amount for the Contract  Year.  The  adjustment  reduces the
Guaranteed  Minimum   Accumulation  Benefit  amount  by  a  percentage  that  is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by purchase payments or reset after such termination.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The
Reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the Rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This Rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This Rider is  available  only if the age of each Owner and
Annuitant at the time the Rider is  purchased  is age 79 or younger.  The charge for this Rider is 0.85%.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the
Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the  seven-year  period  beginning on Contract  Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns  are greater  than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT RATE     (NET OF EXPENSES)
                 ---------------------------------------------
                           3%                     -5.00%
                           4%                     -1.50%
                           5%                      0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine  if the Owner is eligible  for a waiver.  The charge for this
Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you  purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

   The Company defines  "totally and permanently  disabled" as follows:  (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least 5 full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See the Company's definition of "totally and permanently disabled" as described above.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2 or older; and

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum  ("Guaranteed  Rate"). The Guaranteed Rate ranges from
1% to 3%  based  upon  the  state  in  which  the  Contract  is  issued  and the requirements of that state.  Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate. The Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration begins with respect to that portion of Contract Value,  which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee Retirement Income Security Act of 1974 (ERISA).  For loans issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Value.  In any case,  the maximum loan balance outstanding at any time may not exceed 80% of Contract Value.  Two new loans are permitted  each Contract Year but only one loan can be  outstanding at any time.
The  Internal  Revenue  Code  requires  aggregation  of  all  loans  made  to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the  Loan  Account  earn  the  minimum  rate of  interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will earn the  Guaranteed  Rate) will  always be equal in amount to the outstanding  loan balance,  the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer -sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay  distributions  , the account must be  distributed by the end of the fifth full calendar year after death of the Contractowner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An "eligible  retirement  plan" will be another  Section  403(b)  plan,  or a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase until July 2001, certain of the  Underlying  Funds  were in  existence  prior to that  date.  Performance information for the Subaccounts may also include  quotations of total return for periods  beginning prior to the  availability of the Contracts that  incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus does not include all of the information  included in the Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries  at December 31, 2002 and 2001
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements  of Variable  Annuity  Account  XIV - Variable  Annuity of
Security Benefit Life Insurance  Company at December 31, 2002, and for specified periods ended December 31, 2002, or for portions of such periods as disclosed in
the   financial   statements   are  included  in  the  Statement  of  Additional
Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee  that the  investment  objectives  and  strategies  of any
Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-NEA-VALU.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

   AIM BASIC  VALUE  FUND  (CLASS A).  AIM Basic  Value  Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 65% of its
total   assets  in  equity   securities   of  U.S.   issuers  that  have  market
capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP  CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap  Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with  the  80%  investment  requirement,  the  Fund's  investments  may  include synthetic instruments.  Synthetic instruments are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a mid-cap company if it has a market  capitalization,  at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell Midcap™ Index.  The Russell Midcap Index measures the performance of the  800  companies  in the  Russell  1000®  Index  with  the  lowest  market capitalization.  These companies are considered  representative  of medium-sized companies.  The Fund may invest up to 20% of its net assets in equity securities of companies in other market  capitalization  ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH FUND  (CLASS A). AIM Small Cap Growth Fund (the  "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net  assets,  plus the amount of any  borrowings  for  investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the  Russell  2000®  Index.  The Russell  2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

   AIM BLUE CHIP FUND  (CLASS A). AIM Blue Chip Fund (the  "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVES AND  STRATEGIES:  To seek long-term  growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY®  INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   AMERICAN  CENTURY  HERITAGE FUND (ADVISOR  CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN  CENTURY SELECT FUND (ADVISOR  CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN CENTURY EQUITY INCOME FUND (ADVISOR CLASS).  American Century Equity
Income Fund (the  "Fund") is a separate  Fund of American  Century  Investments,
Inc. American Century Investment Management,  Inc., located at 4500 Main Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek to provide  current  income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

   AMERICAN CENTURY INTERNATIONAL GROWTH FUND (ADVISOR CLASS).  American Century
International  Growth Fund (the "Fund") is a separate  Fund of American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   ARIEL FUND. Ariel Fund (the "Fund") is a separate Fund of Ariel Mutual Funds.
Ariel Capital Management,  Inc., located at 200 East Randolph Drive, Suite 2900,
Chicago, Illinois, 60601, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital appreciation.
To pursue this goal, the Fund invests primarily in the stocks of small companies with a market  capitalization  under $2 billion at the time of  investment.  The
Fund seeks to invest in sound companies that many other institutional  investors have  misunderstood or ignored.  These companies share three attributes that the
Fund's adviser believes should result in capital  appreciation  over time: (1) a product or service  whose strong brand  franchise  and loyal  customer base pose formidable barriers to potential competition; (2) capable, dedicated management;
(3) a solid  balance  sheet  with high  levels of cash flow and a low  burden of debt.  The Fund's  adviser  holds  investments  for a relatively  long period of time--typically three to five years.

   ARIEL  PREMIER  BOND FUND  (INVESTOR  CLASS).  Ariel  Premier Bond Fund ("the
Fund") is a separate Fund of Ariel Mutual Funds. Ariel Capital Management, Inc.,
located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, serves as investment  adviser of the Fund and Lincoln  Capital Fixed Income  Management
Company,  LLC located at 200 South Wacker Drive, Suite 2100, Chicago,  Illinois,
60606 serves as investment sub-adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To maximize  total return  through a combination of income and capital appreciation.  Under normal market conditions, the Fund  invests  at least  80% of its net  assets  (calculated  at the time of investment)  in high quality  fixed-income  securities  for which a ready market exists. If the securities are private sector issues--corporate bonds, commercial paper or bonds  secured by assets  such as home  mortgages--generally  they must have earned an "A" rating or better  from a  nationally  recognized  statistical rating  organization,  such as Moody's Investors  Service,  Standard & Poor's or
Fitch IBCA Duff & Phelps.  The Fund's adviser also considers all bonds issued by the U.S. government and its agencies to be high quality.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment  Company Act of 1940, as amended,  as a series management  investment company.

   CALAMOS GROWTH FUND (CLASS A). Calamos Growth Fund (the "Fund") is a separate series of Calamos Investment Trust. Calamos® Asset Management,  Inc., located at
1111 E. Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  capital growth.  In pursuing  the  objective  of the Fund,  Calamos  Asset  Management,  Inc.  seeks securities  that,  in its  opinion,  are  undervalued  and  offer  above-average potential for earnings growth coupled with financial strength and stability. The
Fund's portfolio may include securities of well-established companies with large market  capitalizations as well as small,  unseasoned companies.  Although it is anticipated that the Fund will invest primarily in equity  securities,  the Fund may invest in convertible  securities,  preferred stocks and obligations such as bonds,  debentures  and notes that, in the opinion of Calamos Asset  Management,
Inc.,  present  opportunities for capital  appreciation.  The Fund may engage in active and frequent trading of portfolio securities.

   CALAMOS GROWTH AND INCOME FUND (CLASS A). Calamos Growth and Income Fund (the
"Fund")  is a  separate  series of  Calamos  Investment  Trust.  Calamos®  Asset
Management,  Inc.,  located at 1111 E. Warrenville Road,  Naperville,  Illinois,
60563-1463, serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek high  long-term  total return through growth and current income.  The Fund invests  primarily in a diversified portfolio  of  convertible,  equity  and  fixed-income  securities,  with  equal emphasis on capital appreciation and current income. The convertible  securities may be either debt  securities  or preferred  stocks that can be  exchanged  for common  stock.  The  average  term to  maturity  of the  convertible  securities purchased by the Fund will typically  range from five to ten years. In addition, a  significant  portion of the Fund's  convertible  securities  investments  are comprised of securities  that have not been registered for public sale, but that are eligible for purchase  and sale by certain  qualified  institutional  buyers
(Rule 144A securities).

   The Fund's  assets not  invested in  convertible  securities  are invested in common stocks that, in its opinion,  provide opportunities for long-term capital appreciation,  or in other securities as described in the Fund's prospectus. The
Fund generally invests in smaller and medium-sized companies,  the securities of which tend to be more  volatile  and less liquid than the  securities  of larger companies.  In  addition,  the  Fund may  invest  without  limit  in high  yield fixed-income securities (often referred to as "junk bonds").

   DREYFUS  APPRECIATION  FUND,  INC.--  Dreyfus  Appreciation  Fund,  Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To  seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

   DREYFUS PREMIER  STRATEGIC  VALUE FUND (CLASS A). Dreyfus  Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation.  To pursue this goal,  the Fund  invests  at least 80% of its assets in stocks.  The Fund's stock  investments may include common stocks,  preferred  stocks and convertible securities,  including those purchased in initial public  offerings.  The Fund's
portfolio   manager   identifies   potential   investments   through   extensive
quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   DREYFUS  MIDCAP  VALUE  FUND.  Dreyfus  Midcap  Value Fund (the  "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its  assets in midcap  stocks  with  market  capitalizations  between  $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL  MONEY MARKET FUND (CLASS B).  General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level  of  current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

o  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

o  repurchase agreements

o  asset-backed securities

o  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

o  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

   FIDELITY® ADVISOR VALUE STRATEGIES FUND (CLASS T). The Fidelity Advisor Value
Strategies  Fund (the "Fund') is a separate  series of Fidelity  Advisor Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT  STRATEGIES:  The Fund  normally  invests its assets  primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

   FIDELITY®  ADVISOR  DIVIDEND GROWTH FUND (CLASS T). Fidelity Advisor Dividend
Growth  Fund (the  "Fund")  is a separate  series of  Fidelity  Advisor  Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT STRATEGIES:  The Fund normally invests primarily in common stocks.
The Fund  normally  invests at least 80% of its total assets in  companies  that
Fidelity  Management & Research Company believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid. The Fund may invest in domestic and foreign  issuers.  Fidelity
Management  &  Research  Company  uses  fundamental  analysis  of each  issuer's financial  condition and industry position and market and economic conditions to select investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND (CLASS T). Fidelity Advisor Mid Cap Fund (the
"Fund") is a separate series of Fidelity Advisor Series.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company,  normally invests at least 80% of the Fund's total assets in securities of companies with medium market capitalization.  The Investment Manager may also
invest  the  Fund's   assets  in  companies   with  smaller  or  larger   market
capitalizations.

   The Investment  Manager may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   The Investment Manager is not constrained by any particular investment style.
At any given time,  the  Investment  Manager may tend to buy "growth"  stocks or
"value" stocks, or a combination of both types. In buying and selling securities for the Fund,  the Investment  Manager  relies on  fundamental  analysis of each issuer  and  its  potential  for  success  in  light  of its  current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Advisor  International  Capital  Appreciation  Fund  (the  "Fund")  is a fund of
Fidelity  Advisor  Series.  Fidelity  Advisor  Series  is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company, normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets.  The Investment Manager normally invests the fund's assets primarily in common stocks.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

   INVESCO  DYNAMICS  FUND (CLASS K).  INVESCO  Dynamics  Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

   INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is a
separate series of INVESCO Sector Funds, Inc. INVESCO Funds Group, Inc., located at 7800 East Union Avenue,  Denver,  Colorado,  serves as the Fund's  investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

   PIMCO  HIGH YIELD FUND  (CLASS  A).  PIMCO High Yield Fund (the  "Fund") is a
separate  series of the  PIMCO  Funds:  Pacific  Investment  Management  Series.
Pacific Investment  Management Company LLC, located at 840 Newport Center Drive,
Suite 300, Newport Beach,  California,  92660,  serves as the Fund's  investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek maximum total return, consistent with preservation of capital and prudent investment  management.  To pursue this goal, the Fund invests under normal  circumstances at least 80% of its assets in a  diversified  portfolio of high yield  securities  ("junk  bonds") rated below investment  grade but rated at least B by Moody's or  Standard & Poor's,  or, if unrated,  determined  by the Fund's  adviser to be of  comparable  quality.  The remainder of the Fund's assets may be invested in investment  grade fixed income instruments.  The average portfolio duration of this Fund normally varies within a two- to six-year  timeframe based on PIMCO's  forecast for interest rates. The
Fund may invest up to 15% of its assets in  euro-denominated  securities and may invest  without  limit in U.S.  dollar-denominated  securities.  The  Fund  will normally  hedge at least 75% of its  exposure  to the euro to reduce the risk of loss due to fluctuations in currency  exchange rates.  The Fund may invest up to
25% of its assets in derivative instruments,  such as options, futures contracts or swap  agreements.  The Fund may  invest  all of its  assets in  mortgage-  or asset-backed  securities.  The Fund may lend its  portfolio  securities  to earn income  and may,  without  limitation,  seek to obtain  market  exposure  to the securities  in which it primarily  invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management,  Inc.,  280 Park  Avenue,  New  York,  New  York  10017,  serves  as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

   SECURITY  DIVERSIFIED INCOME FUND (CLASS A). Security Diversified Income Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of interest income with security of principal. The Fund pursues its objective,  under normal market conditions,  by investing  primarily in a  diversified  portfolio of  investment grade debt securities.  The Fund expects to maintain a weighted average duration of three to ten  years.  The debt  securities  in which  the Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed  securities,  and U.S. Government securities.  The
Fund may also invest a portion of its assets in options and futures contracts.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

   SECURITY  GLOBAL SERIES (CLASS A).  Security  Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

   SECURITY  EQUITY SERIES (CLASS A).  Security  Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in the equity  securities  of  companies  whose total market value is $5 billion or greater at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.  The Fund may invest in a variety of investment companies,  including those that seek to track the  composition  and  performance of a specific index.
The Fund may use these  index-based  investments  as a way of managing  its cash position,  to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH SERIES (CLASS A).  Security Large Cap Growth Series
(the "Fund") is separate  series of Security  Equity Fund.  Security  Management
Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas  66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE SERIES  (CLASS A).  Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH SERIES (CLASS A).  Security Small Cap Growth Series
(the "Fund") is a separate series of Security Equity Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser. Security Management Company has engaged RS Investment
Management, L.P. ("RS Investment"), 388 Market Street, San Francisco, California
94111, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund  pursues  its  investment  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $750 million or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

   In selecting investments for the Fund, RS Investment looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

   SECURITY  SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness  Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social  criteria.  The Fund  typically  invests in the common stock of  companies  whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies  in the S&P Mid Cap 400 Index.  The index currently  consists of securities of companies with  capitalizations  that range from $135 million to $8 billion.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

   STRONG GROWTH AND INCOME FUND (ADVISOR  CLASS).  The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts  (ADRs).  The  manager's  investment  philosophy  is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those companies that are improving their returns on invested  capital.  The manager utilizes  fundamental  analysis such as management  interviews and financial  statement  analysis.  In addition, quantitative  analysis is utilized to screen undervalued  securities,  improving returns and earnings growth.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

   STRONG GROWTH 20 FUND (ADVISOR CLASS). The Strong Growth 20 Fund (the "Fund")
is a separate  series of Strong Equity Funds,  Inc.  Strong Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

   STRONG ADVISOR SMALL CAP VALUE FUND (CLASS A). Strong Advisor Small Cap Value
Fund (the  "Fund") is a separate  series of Strong  Equity  Funds,  Inc.  Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

   The Fund writes put and call options.  To a limited extent, the Fund may also invest in foreign securities.

STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Opportunity Fund (the "Fund") is
a separate series of Strong Equity Funds, Inc. Strong Capital Management,  Inc.,
100 Heritage  Reserve,  Menomonee Falls,  Wisconsin 53051,  serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek the highest  possible  income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth  and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the Investment Company Act of 1940, as amended.  Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of  companies  that  Van  Kampen  Investment  Advisory  Corp.  believes  have an above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies, although the Fund may invest in larger-sized  companies that Van Kampen Investment  Advisory Corp. believes have an above-average  potential for capital growth. The Fund may invest up to 25% of its total  assets in  securities  of foreign  issuers and may  purchase and sell certain derivative instruments,  such as options,  futures contracts and options on futures contracts.

                       ADVANCEDESIGNS(SM) VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                ISSUED BY:                     MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                      INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company").  The Contract is available for individuals as a non-tax qualified  retirement  plan. The Contract is also  available for  individuals in connection with a retirement  plan qualified under Section 403(b),  408, or 408A of the Internal  Revenue Code. The Contract is designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - AdvanceDesigns  Variable  Annuity,  or to the Fixed Account.  Each
Subaccount invests in a corresponding  mutual fund (the "Underlying  Fund"). The
Subaccounts currently available under the Contract are:

o  Alpha Opportunity    o  Equity Income             o  American Century Ultra
o  Equity               o  High Yield                o  American Century Value
o  Large Cap Value      o  Small Cap Value           o  INVESCO Real Estate
o  Money Market         o  Social Awareness               Opportunity
o  Global               o  Mid Cap Value             o  INVESCO Health Sciences
o  Diversified Income   o  Main Street Growth        o  Oppenheimer Main Street
o  Large Cap Growth          and Income®                  Small Cap®
o  Enhanced Index       o  Small Cap Growth          o  PIMCO All Asset
o  Mid Cap Growth       o  Select 25                 o  PIMCO Real Return
o  Managed Asset        o  Aim Basic Value           o  PIMCO Low Duration
     Allocation         o  Aim Mid Cap Core Equity   o  Rydex Sector Rotation

   Amounts that you  allocate to the  Subaccounts  under the Contract  will vary based on  investment  performance  of the  Subaccounts.  No  minimum  amount  of
Contract Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge,  by writing  Security  Benefit at One  Security  Benefit
Place, Topeka,  Kansas 66636 or by calling  1-800-888-2461.  The contents of the
Statement of Additional Information are set forth in this Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   YOU SHOULD READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED OCTOBER 1, 2003

--------------------------------------------------------------------------------
       The variable annuity covered by this Prospectus is the subject of a pending patent in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

--------------------------------------------------------------------------------
YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE-- The Annuity  Administration  Department  of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared  periodically by the Company. The Fixed Account is not available in all states. See the "Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

    GUARANTEED  RATE -- The minimum  interest rate earned on the Fixed Account, which  ranges from 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT -- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT -- A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract ("the  Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract as a non-tax  qualified  retirement plan for an individual  ("Non-Qualified  Plan").  You may also purchase the Contract,  on an individual  basis,  in connection with a retirement plan qualified under Section
403(b),  408,  or  408A  of the  Internal  Revenue  Code  of  1986,  as  amended
("Qualified Plan").

THE  SEPARATE  ACCOUNT  AND THE FUNDS -- The  Separate  Account is divided  into accounts  referred to as  Subaccounts.  See "Separate  Account." Each Subaccount
invests   exclusively  in  shares  of  a  corresponding   Underlying  Fund.  The
Subaccounts are as follows:

o  Alpha Opportunity    o  Equity Income             o  American Century Ultra
o  Equity               o  High Yield                o  American Century Value
o  Large Cap Value      o  Small Cap Value           o  INVESCO Real Estate
o  Money Market         o  Social Awareness               Opportunity
o  Global               o  Mid Cap Value             o  INVESCO Health Sciences
o  Diversified Income   o  Main Street Growth        o  Oppenheimer Main Street
o  Large Cap Growth          and Income®                  Small Cap®
o  Enhanced Index       o  Small Cap Growth          o  PIMCO All Asset
o  Mid Cap Growth       o  Select 25                 o  PIMCO Real Return
o  Managed Asset        o  Aim Basic Value           o  PIMCO Low Duration
     Allocation         o  Aim Mid Cap Core Equity   o  Rydex Sector Rotation

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
The Fixed Account is not available in all states. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment must be at least  $10,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum  subsequent  purchase  payment is $500 ($50 under an  Automatic
Investment Program). See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  if it is available under your Contract,  subject to certain restrictions as described in "The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

            =======================================================
                                                          ANNUAL
                                                         MORTALITY
                                                        AND EXPENSE
            CONTRACT VALUE                              RISK CHARGE
            -------------------------------------------------------
            Less than $25,000 ..........................   1.45%
            At least $25,000 but less than $100,000.....   1.30%
            $100,000 or more ...........................   1.20%
            =======================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available only at issue,  except the Guaranteed  Minimum  Withdrawal
Benefit and Total Protection Riders,  which are also available for purchase on a
Contract  Anniversary.  You  may  not  terminate  a Rider  after  issue,  unless otherwise  stated.  The  amount of the  charge is equal to a  percentage,  on an annual  basis,  of your  Contract  Value.  Each  Rider and its charge are listed below.  A RIDER MAY NOT BE  AVAILABLE IN ALL STATES.  You may not select  Riders with a total  charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract
Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example, you may not  purchase  the Extra Credit Rider at 5% with a cost of 0.70% and the
0-Year Alternate Withdrawal Charge Rider with a cost of 0.70%, because the total cost of such Riders, 1.40%, would exceed the maximum Rider charge of 1.00%.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company;  or (3) the Stepped Up Death  Benefit.  The
Stepped Up Death Benefit is the largest result for the following  calculation as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date.  The death  benefit  under this Rider will be the  greatest  of: (1)
purchase  payments,  less any withdrawals and withdrawal  charges;  (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment are received by the Company; or (3) the Guaranteed Growth Death Benefit.
The Guaranteed Growth Death Benefit is an amount equal to purchase payments, net of any premium tax,  less an  adjustment  for any  withdrawals,  increased at an annual effective rate of 3%, 5%, 6% or 7%, as elected in the  application.  This
Rider is  available  only if the age of the  Owner at the time the  Contract  is issued is age 79 or younger. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This rider makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the  greatest  of:  (1)  purchase  payments,  less any  withdrawals  and withdrawal  charges;  (2)  Contract  Value on the date due proof of the  Owner's death and instructions  regarding  payment are received by the Company;  (3) the
Annual  Stepped Up Death Benefit (as  described  above);  or (4) the  Guaranteed
Growth Death Benefit at 5% (as described above). This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.
The  charge  for this  Rider is  0.25%.  See  "Combined  Annual  Stepped  Up and
Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   GUARANTEED MINIMUM WITHDRAWAL  BENEFIT.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   You may  withdraw up to a specified  amount each  Contract  Year (the "Annual
Withdrawal  Amount"),  regardless  of market  performance,  until the  Remaining
Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount  initially is a percentage of the initial purchase payment including any Credit  Enhancement (or
Contract  Value on the purchase date of the Rider if the Rider is purchased on a
Contract  Anniversary).  You may select  one of the  following  combinations  of
Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary).
                ===============================================

The Annual  Withdrawal  Amount and Remaining  Benefit Amount are recalculated in the event of  withdrawals  in a Contract Year that exceed the Annual  Withdrawal
Amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger.  The charge for this Rider is 0.45%. See "Guaranteed Minimum Withdrawal Benefit."

   TOTAL PROTECTION.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal  Amount of 5% and a Remaining Benefit Amount of 100%; and (3)
Guaranteed Minimum  Accumulation  Benefit.  The Guaranteed Minimum  Accumulation
Benefit  provides that on the tenth  anniversary  of your purchase of the Rider, the Company  will apply an  additional  amount to your  Contract if the Contract
Value on that  date is less than the  Guaranteed  Minimum  Accumulation  Benefit amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 79 or younger.  The charge for this Rider is 0.85%. See "Total Protection."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning  on the  Contract  Date and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you have also purchased  an Extra  Credit  Rider,  you may  forfeit  all or part of any Credit
Enhancement  in the  event  of a full  or  partial  withdrawal.  See  "Alternate
Withdrawal Charge."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied to a Non-Qualified  Plan. The Company  reserves the right to deduct such taxes when due or anytime thereafter.  Premium tax rates currently range from 0%
to 3.5%. See "Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying  Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses.
See the prospectus for the Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLES

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)                         7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
periodically during the time that you own the  Contract,
not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a percentage of average
    Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           1.45%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.55%(4)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             3.15%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of
   Annuity  Options 1 through 4, 7 or 8 is  elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge  will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows: Less than $25,000 - 1.45%; At least $25,000 but less than $100,000 -
   1.30%; $100,000 or more - 1.20%. The mortality and expense risk charge during the Annuity Period is 1.25% for Annuity Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a
   0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          ANNUAL
                                                             INTEREST     RIDER
                                                              RATE*       CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                         3%        0.15%
                                                                5%        0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                          ---        0.20%
--------------------------------------------------------------------------------
                                                                3%        0.10%
Guaranteed Growth Death Benefit Rider                           5%        0.20%
                                                                6%        0.25%
                                                                7%        0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                       5%        0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                   ---        0.25%
--------------------------------------------------------------------------------
Combined Enhanced and Annual
Stepped Up Death Benefit Rider                                 ---        0.35%
--------------------------------------------------------------------------------
Combined Enhanced and Guaranteed
Growth Death Benefit Rider                                      5%        0.35%
--------------------------------------------------------------------------------
Combined Enhanced, Annual Stepped Up, and
Guaranteed Growth Death Benefit Rider                           5%        0.40%
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider                    ---        0.45%
--------------------------------------------------------------------------------
Total Protection Rider                                         ---        0.85%
--------------------------------------------------------------------------------
                                                                3%        0.40%
Extra Credit Rider                                              4%        0.55%
                                                                5%        0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                              ---        0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider**                           0-Year      0.70%
                                                              4-Year      0.55%
--------------------------------------------------------------------------------
 *Interest rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.

**If the 4-Year  Alternate  Withdrawal  Charge Rider has not been  approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available. See "Alternate
  Withdrawal Charge."
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)........    0.58%       2.32%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                               1        3         5         10
                                             YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period           $1,202    $2,242    $3,180    $5,562
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                    575     1,712     2,833     5,562
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period  June 1, 2002 (date of  inception)  through  December  31,
2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                            2002
--------------------------------------------------------------------------------
EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 8.97
   End of period.......................................................   $ 7.42
Accumulation units outstanding at the end of period....................   32,942
--------------------------------------------------------------------------------
LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.51
   End of period.......................................................   $ 7.51
Accumulation units outstanding at the end of period....................   27,124
--------------------------------------------------------------------------------
MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.92
   End of period.......................................................   $ 9.74
Accumulation units outstanding at the end of period....................    5,425
--------------------------------------------------------------------------------
GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.56
   End of period.......................................................   $ 7.41
Accumulation units outstanding at the end of period....................   16,179
--------------------------------------------------------------------------------
DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.15
   End of period.......................................................   $10.53
Accumulation units outstanding at the end of period....................   48,362
--------------------------------------------------------------------------------
LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 8.73
   End of period.......................................................   $ 7.36
Accumulation units outstanding at the end of period....................   28,836
--------------------------------------------------------------------------------
ENHANCED INDEX
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $  ---
   End of period.......................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.00
   End of period.......................................................   $ 6.80
Accumulation units outstanding at the end of period....................   16,426
--------------------------------------------------------------------------------
MANAGED ASSET ALLOCATION
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $  ---
   End of period.......................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $  ---
   End of period.......................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
HIGH YIELD
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.96
   End of period.......................................................   $ 9.40
Accumulation units outstanding at the end of period....................   28,924
--------------------------------------------------------------------------------
SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $10.17
   End of period.......................................................   $ 8.26
Accumulation units outstanding at the end of period....................    1,479
--------------------------------------------------------------------------------
SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $  ---
   End of period.......................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.66
   End of period.......................................................   $ 7.70
Accumulation units outstanding at the end of period....................   14,448
--------------------------------------------------------------------------------
MAIN STREET GROWTH AND INCOME®
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.43
   End of period.......................................................   $ 7.75
Accumulation units outstanding at the end of period....................   15,028
--------------------------------------------------------------------------------
SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $ 9.10
   End of period.......................................................   $ 7.43
Accumulation units outstanding at the end of period....................    4,650
--------------------------------------------------------------------------------
SELECT 25
--------------------------------------------------------------------------------
Accumulation unit value:
   Beginning of period.................................................   $  ---
   End of period.......................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998, the Company  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons  who were  Owners as of July 31, 1998  became  membership  interests  in
Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically  become  members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker-dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company.  It is registered  with the SEC under the 1940 Act.  Such  registration does not involve  supervision by the SEC of the investments or investment policy of the  Underlying  Fund.  Each  Underlying  Fund pursues  different  investment objectives and policies.

   Shares of the  Underlying  Funds  currently  are offered only for purchase by separate  accounts of the Company to serve as an investment  medium for variable life insurance  policies and variable  annuity  contracts issued by the Company.
Thus, the Underlying  Funds serve as investment  vehicles for both variable life insurance  policies  and  variable  annuity  contracts.  This is  called  "mixed funding."  Shares  of the  Underlying  Funds  also may be sold in the  future to separate  accounts  of  other  insurance  companies,  both  affiliated  and  not affiliated  with the  Company.  This is called  "shared  funding."  The  Company currently does not foresee any disadvantages to Owners arising from either mixed or  shared  funding;  however,  due to  differences  in tax  treatment  or other considerations,  it is  theoretically  possible  that the interests of owners of various  contracts for which the Underlying Funds serves as investment  vehicles might at some time be in conflict.  However,  the Company,  the Underlying  Fund
Board of Directors,  and any other insurance  companies that  participate in the
Underlying  Funds in the  future  are  required  to  monitor  events in order to identify any material  conflicts that arise from the use of the Underlying Funds for mixed  and/or  shared  funding.  The  Underlying  Fund Board of Directors is required to determine what action,  if any, should be taken in the event of such a conflict.  If such a conflict were to occur,  the Company might be required to withdraw  the  investment  of one or  more of its  separate  accounts  from  the
Underlying  Funds.  This might force an  Underlying  Fund to sell  securities at disadvantageous prices.

   A summary of the investment  objective of each  Underlying  Fund is set forth below.  We cannot assure that any  Underlying  Fund will achieve its  objective.
More detailed  information  is contained in the  prospectus  of each  Underlying
Fund,  including  information on the risks  associated  with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain service providers to the Underlying Funds, such as an underwriter and/or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors,  Inc. ("SDI") the underwriter of the Contract,  is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners;  and (iii) Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.50% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a flexible  purchase payment  deferred  variable  annuity.  To the extent that you allocate  all or a portion of your  purchase  payments to the  Subaccounts,  the
Contract is significantly  different from a fixed annuity contract in that it is the Owner  under a Contract  who  assumes  the risk of  investment  gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract  provides  several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both,  beginning on the  Annuity  Start  Date.  The amount  that will be  available  for  annuity payments will depend on the investment  performance of the  Subaccounts to which you have  allocated  purchase  payments  and the amount of interest  credited on
Contract Value that you have allocated to the Fixed Account.

   The  Contract  is  available  for  purchase  by an  individual  as a  non-tax qualified retirement plan ("Non-Qualified  Plan"). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the  requirements of Section 403(b),  408, or 408A of the Internal  Revenue Code
("Qualified  Plan").  Certain federal tax advantages are currently  available to retirement  plans that qualify as (1) annuity  purchase  plans of public  school systems  and certain  tax-exempt  organizations  under  Section  403(b),  or (2)
traditional  and Roth  individual  retirement  accounts or annuities,  including traditional IRA's established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued  pursuant to a  Non-Qualified  Plan. If you are purchasing the contract as an investment  vehicle for a Section 403(b),  408, or 408A qualified
Plan, you should  consider that the Contract does not provide any additional tax advantages beyond that already  available  through the Qualified Plan.  However, the Contract  does offer  features  and  benefits in addition to  providing  tax
deferral  that  other  investments  may  not  offer,   including  death  benefit
protection for your beneficiaries and annuity options which guarantee income for life.  You should  consult with your  financial  professional  as to whether the overall  benefits  and costs of the Contract are  appropriate  considering  your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90. If there are Joint Owners or  Annuitants,  the maximum issue age will be determined by reference to the older Owner or Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $10,000.  Thereafter,  you may choose the amount and  frequency  of purchase payments,  except that the minimum subsequent purchase payment is $500.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $50. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account;
provided that the Fixed Account is available under your Contract.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions  described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office.
You may make  transfers  (other  than  transfers  pursuant  to the  Dollar  Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   The  Company  effects  transfers  between  Subaccounts  at  their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company  may,  among  other  things,  restrict  the  availability  of  telephone transfers or other electronic transfers and may require that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more owners.  Also, certain of the Underlying Funds may have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions paid by the Underlying Fund, (3) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 1.20%, and (5) the administration charge under the Contract of 0.15%.

   The minimum mortality and expense risk charge of 1.20% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date.  See the Statement of Additional
Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

   The  Company  requires  the  signature  of  all  Owners  on any  request  for withdrawal,  and a guarantee  of all such  signatures  to effect the transfer or exchange of all or part of the Contract for another  investment.  The  signature guarantee  must be provided by an eligible  guarantor,  such as a bank,  broker, credit union,  national securities exchange or savings association.  The Company further  requires  that any request to  transfer or exchange  all or part of the
Contract for another  investment  be made upon a transfer  form  provided by the
Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to The Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary. If there are Joint
Owners,  the death benefit proceeds will be payable upon receipt of due proof of death of either Owner and instructions regarding payment.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations.  See "Distribution Requirements" below. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider. See the discussion of Annual Stepped Up Death Benefit Rider,
Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed
Growth Death Benefit Rider,  Enhanced Death Benefit Rider, Combined Enhanced and
Annual Stepped Up Death Benefit Rider,  Combined  Enhanced and Guaranteed Growth
Death Benefit Rider,  and Combined  Enhanced,  Annual Stepped Up, and Guaranteed
Growth Death Benefit Rider.  Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account charge and any uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION   REQUIREMENTS  --  For  Contracts  issued  in  connection  with  a
Non-Qualified  Plan, if the surviving  spouse of the deceased  Owner is the sole
Designated Beneficiary, such spouse may elect to continue this Contract in force until the  earliest of the spouse's  death or the Annuity  Start Date or receive the death benefit proceeds.

   For any  Designated  Beneficiary  other than a surviving  spouse,  only those options may be chosen that  provide for  complete  distribution  of such Owner's interest in the  Contract  within  five years of the death of the Owner.  If the
Designated  Beneficiary is a natural person, that person alternatively can elect to begin receiving  annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy.  If the Owner of the Contract is not a natural person,  these  distribution  rules are applicable upon the death of or a change in the primary Annuitant.

   For Contracts  issued in connection  with a Qualified  Plan, the terms of the particular  Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on  distributions  following the death of the Owner or  Annuitant.  Because the rules  applicable  to Qualified  Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contract.  The withdrawal  charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.

   Broker-dealers  receive  aggregate  commissions  of up to 6.5%  of  aggregate purchase  payments and up to 1% of Contract  Value on an  annualized  basis.  In addition  to such  commissions,  the  Company  will enter into  agreements  with
broker-dealers   under  which  each  such  broker-dealer  will  provide  certain distribution services in connection with the Contract for which the Company will pay an amount equal on an annual basis to 0.40% of the average net assets of the
Contract.  The Company will also enter into agreements with entities,  including registered  investment  advisers and  broker-dealers,  under which such entities will provide administrative services to Owners of the Contract. The Company will pay an amount equal on an annual basis to 0.20% of the average net assets of the
Contract for such administrative services.

   The Company  also may pay override  payments,  expense  allowances,  bonuses,
wholesaler  fees  and  training  allowances.   Registered  representatives  earn
commissions  from the  broker-dealers  with which they are  affiliated  and such arrangements will vary. In addition, registered representatives may be eligible, under programs adopted by the Company to receive non-cash  compensation  such as expense-paid due diligence trips and educational  seminars. No compensation will be  offered  to the  extent  it is  prohibited  by the  laws  of  any  state  or self-regulatory agency, such as the NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 1.20%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

            =======================================================
                                                          ANNUAL
                                                         MORTALITY
                                                        AND EXPENSE
            CONTRACT VALUE                              RISK CHARGE
            -------------------------------------------------------
            Less than $25,000...........................   1.45%
            At least $25,000 but less than $100,000.....   1.30%
            $100,000 or more............................   1.20%
            =======================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contract and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable. In Maine, the Company deducts the premium tax from purchase payments applied  to a  Non-Qualified  Plan.  The  Company  reserves  the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.45%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  except the Guaranteed  Minimum  Withdrawal Benefit and
Total  Protection  Riders,  which are also  available for purchase on a Contract
Anniversary. You may not terminate a Rider after issue, unless otherwise stated.
The Company  deducts a monthly charge from Contract Value for any Riders elected by the Owner.  The amount of the charge is equal to a  percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below.  A
RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select Riders with a total charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract  Value if you
select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase  the  Extra  Credit  Rider  at 5% with a cost of 0.70%  and the  0-Year
Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such Riders, 1.40%, would exceed the maximum Rider charge of 1.00%.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will  credit a maximum  rate of 4% for amounts  allocated  to the Money
Market Subaccount or the Fixed Account.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.20%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Money Market  Subaccount or the Fixed Account.) In
crediting  interest,  the  Company  takes into  account  the timing of when each purchase  payment and  withdrawal  occurred.  The Company  accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract  Anniversary
following  the  oldest  Owner's  80th  birthday;  (3) the date due  proof of the
Owner's  death and  instructions  regarding  payment  are  received;  or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  The  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   Under this Rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual Withdrawal Amount"),  regardless of market performance,  until the  Remaining  Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount initially is a percentage of the initial purchase  payment  including any Credit
Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased  on a  Contract  Anniversary).  You may  select  one of the  following combinations of Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

If you do not take the Annual  Withdrawal Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year. The
Annual Withdrawal Amount can be taken in one withdrawal or multiple  withdrawals during the Contract Year.  You can continue to take up to the Annual  Withdrawal
Amount each Contract Year until the Remaining Benefit Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this Rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit  Enhancements;  provided that withdrawals of the Annual  Withdrawal  Amount are not subject to a  withdrawal  charge.  Any withdrawal  up to the Annual  Withdrawal  Amount in a Contract  Year reduces the
Free  Withdrawal   amount  otherwise   available  in  that  Contract  Year,  and
withdrawals,  including  withdrawals of the Annual Withdrawal Amount, may result in  forfeiture  of  Credit  Enhancements  if you have an Extra  Credit  Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge" and
"Extra  Credit."  Withdrawals,  including  withdrawals of the Annual  Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  purchase  payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment  including any Credit  Enhancement,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the purchase  payment  including  any Credit  Enhancement,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.  The  Annual  Withdrawal  Amount  and  Remaining  Benefit  Amount  are
recalculated  in the event of a withdrawal  in a Contract  Year that exceeds the
Annual Withdrawal Amount as follows.  The Annual Withdrawal Amount and Remaining
Benefit  Amount  respectively  are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess  withdrawal  amount by Contract  Value after  deduction of any Annual
Withdrawal Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This  Rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This Rider may not be  reinstated  by purchase payments or reset after such termination.  This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age
85 or younger. The charge for this Rider is 0.45%.

TOTAL  PROTECTION  -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this Rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this Rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase  payments  (not  including any Credit
Enhancements  or  purchase  payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this Rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts,  including the Money Market Subaccount,  or the Fixed
Account.  If the Guaranteed  Growth Death Benefit on any Valuation Date is equal to $0,  the  benefit  will  terminate  and may not be  reinstated  or reset  (as described below) after such termination.

   This Rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial purchase  payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this Rider if the
Rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the Rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the Subaccounts and the Fixed Account in the same proportion as
Contract  Value is allocated on that date. No additional  amount will be applied if the  Contract  Value is  greater  than the  Guaranteed  Minimum  Accumulation
Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial purchase payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  Rider  if the  Rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  purchase  payments  (including  any  Credit
Enhancement) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit;
and less an adjustment for any  withdrawals  that exceed in whole or in part the
Annual  Withdrawal  Amount for the Contract  Year.  The  adjustment  reduces the
Guaranteed  Minimum   Accumulation  Benefit  amount  by  a  percentage  that  is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by purchase payments or reset after such termination.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The
Reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the Rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This Rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This Rider is  available  only if the age of each Owner and
Annuitant at the time the Rider is  purchased  is age 79 or younger.  The charge for this Rider is 0.85%.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. The charge for this Rider will be deducted for a period of seven years from the Contract  Date.  The charge varies based upon the
Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the seven-year period beginning on the Contract Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns  are greater  than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT DATE     (NET OF EXPENSES)
                 ---------------------------------------------
                            3%                    -5.00%
                            4%                    -1.50%
                            5%                     0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine  if the Owner is eligible  for a waiver.  The charge for this
Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge  schedule  described  under  "Contingent  Deferred  Sales Charge." If the
4-Year  Alternate  Withdrawal  Charge  Rider has not yet been  approved  in your state,  you may  purchase a 3-Year  Alternate  Withdrawal  Charge  Rider,  which provides  a  withdrawal  charge of 7%, 6%, 5% and 0%,  respectively,  based upon purchase  payment  age (in years) of 1, 2, 3 and 4 and over.  The charge for the
3-year schedule is 0.40%. If you have also purchased an Extra Credit Rider,  you may  forfeit  all or part of any  Credit  Enhancement  in the event of a full or partial withdrawal. See "Extra Credit."

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birthdate of the older  Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period,  which may be five, ten,  fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary.  Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant. New regulations proposed by the IRS in January of 2001 may significantly  change these rules,  generally by reducing the amount of the  distributions  required,  beginning in 2002. These proposed rules may be used under some  circumstances for distributions  attributable to the year 2001.
For a  Non-Qualified  Plan,  the Company does not allow  annuity  payments to be deferred beyond the Annuitant's 95th birthday.

THE FIXED ACCOUNT

   The Fixed  Account is not available in all states.  If it is available  under your Contract,  you may allocate all or a portion of your purchase  payments and transfer  Contract  Value to the Fixed Account.  Amounts  allocated to the Fixed
Account  become  part of the  Company's  General  Account,  which  supports  the
Company's insurance and annuity  obligations.  The General Account is subject to regulation  and  supervision  by the Kansas  Department of Insurance and is also subject to the insurance laws and  regulations of other  jurisdictions  in which the Contract is distributed.  In reliance on certain  exemptive and exclusionary provisions,  interests  in  the  Fixed  Account  have  not  been  registered  as securities  under  the  Securities  Act of 1933 (the  "1933  Act") and the Fixed
Account has not been  registered as an investment  company under the  Investment
Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.  This  disclosure,  however,  may be subject to certain  generally applicable  provisions of the federal  securities  laws relating to the accuracy and  completeness  of  statements  made in the  Prospectus.  This  Prospectus is generally  intended  to serve as a  disclosure  document  only for  aspects of a
Contract  involving the Separate Account and contains only selected  information regarding the Fixed Account.  For more information  regarding the Fixed Account, see "The Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum  ("Guaranteed  Rate"). The Guaranteed Rate ranges from
1% to 3%  based  upon  the  state  in  which  the  Contract  is  issued  and the requirements of that state.  Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate. The Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DCA PLUS ACCOUNT -- The DCA Plus Account is not  available in all states.  If it is  available  in your  state,  you  may  allocate  all or part of your  initial purchase  payment to the DCA Plus Account,  which is part of the Company's Fixed
Account.  The rate of Current Interest  declared by the Company for the DCA Plus
Account will be fixed for the applicable  DCA Plus Period,  which is a six-month or 12-month period that begins as of the Valuation Date your purchase payment is applied to the DCA Plus  Account.  If you would like to  allocate  your  initial purchase  payment to the DCA Plus  Account,  you must  complete a DCA Plus form, which is available  upon request.  Upon the form, you must select the applicable
DCA Plus Period,  the  Subaccounts to which monthly  transfers from the DCA Plus
Account  will  be  made,  and  the  percentage  to be  allocated  to  each  such
Subaccount.  Transfers  from the DCA Plus  Account to the Fixed  Account are not permitted.

   The Company  will  transfer  your  Contract  Value  allocated to the DCA Plus
Account to the Subaccounts  that you select on a monthly basis over the DCA Plus
Period. The Company will effect each transfer on the monthly  anniversary of the date that your purchase  payment is allocated to the DCA Plus  Account,  and the first such transfer will be made on the first monthly  anniversary of that date.
The  amount  of each  monthly  transfer  is found  by  dividing  Contract  Value allocated to the DCA Plus  Account by the number of months  remaining in the DCA
Plus Period. The Company may declare a rate of Current Interest for the DCA Plus
Account that differs from the rate declared for the Fixed Account.

   You may  allocate  only  purchase  payments  to the  DCA  Plus  Account,  and transfers  of  Contract  Value  to this  account  are not  permitted  under  the
Contract.  Any purchase payments  allocated to the DCA Plus Account must be made during the DCA Plus Period and will be transferred to the  Subaccounts  over the months  remaining in the DCA Plus Period.  The DCA Plus Account is not available if you have purchased a 0-Year or 4-Year Alternate Withdrawal Charge Rider or an
Extra Credit  Rider,  or if the DCA Plus Period has expired.  You may  terminate your allocation to the DCA Plus Account by sending a written request to transfer all  Contract  Value  allocated  to the DCA Plus  Account  to one or more of the
Subaccounts.

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than six months,  and (3) pursuant to the Asset  Reallocation  Option,  provided that,  upon  receipt  of the  Asset  Reallocation  Request,  Contract  Value  is
allocated  among  the  Fixed  Account  and the  Subaccounts  in the  percentages selected by the Owner without  violating the  restrictions on transfers from the
Fixed  Account set forth in (1) above.  Accordingly,  if you desire to implement the Asset  Reallocation  Option,  you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts  without  violating the  restrictions  on transfers  from the Fixed  Account.  Once you implement an
Asset  Reallocation  Option,  the  restrictions  on transfers  will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $500 or (ii) the amount of Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

   JOINT  OWNERS.  The  Joint  Owners  will be  joint  tenants  with  rights  of survivorship  and upon the death of an Owner,  the surviving  Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the  Owner or Joint  Owner  prior to the  Annuity  Start  Date.  The  Designated
Beneficiary is the first person on the following list who, if a natural  person, is alive on the date of death of the Owner or the Joint  Owner:  the Owner;  the
Joint Owner; the Primary Beneficiary;  the Secondary Beneficiary; the Annuitant;
or if none of the above are alive, the Owner's estate.  The Primary  Beneficiary is the individual  named as such in the application or any later change shown in the Company's records. The Primary Beneficiary will receive the death benefit of the  Contract  only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity  Start Date.  Because the death benefit of the  Contract  goes to the first person on the above list who is alive on the date of death of any Owner, careful  consideration should be given to the manner in which the Contract is registered,  as well as the  designation of the Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an  Annuitant or age of an
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract;  provided,  however,  that loans are not available in certain states.  If loans are available in your state,  you may obtain a loan by submitting a proper  written  request to the  Company.  A loan must be taken and repaid  prior to the Annuity  Start Date.  The minimum loan that may be taken is
$1,000.  The maximum amount of all loans on all contracts  combined is generally equal to the lesser of: (1)  $50,000  reduced by the excess of: (a) the  highest outstanding loan balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the  outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Values or $10,000,  whichever is greater  ($10,000 limit is not available for contracts  issued under a 403(b)
Plan subject to the Employee  Retirement Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding  12-month  period ending on the day before the date the loan is made;  over (b) the  outstanding  loan  balance on the date the loan is made; or (2) 50% of your Contract  Value.  In any case, the maximum loan balance  outstanding at any time may not exceed 80% of Contract  Value,  and the
Company  reserves the right to limit to one the number of loans  outstanding  at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the  Loan  Account  earn  the  minimum  rate of  interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will earn the  Guaranteed  Rate) will  always be equal in amount to the outstanding  loan balance,  the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time.  You must label each loan payment as such. If not labeled as a loan payment,  amounts  received by the Company will be treated as purchase payments.  Upon receipt of a loan payment,  the Company will  transfer  Contract
Value  from the  Loan  Account  to the  Fixed  Account  and/or  the  Subaccounts
according to your current  instructions  with respect to purchase payments in an amount  equal to the amount by which the payment  reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the  Contractowner  attains age 59 1/2.
The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal  Value.  Contract Value will be used to repay the loan and any  applicable  withdrawal  charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals  in retirement  plans which may or may not be Qualified  Plans under the  provisions of the Internal  Revenue Code ("Code").  The ultimate  effect of federal income taxes on the amounts held under a Contract,  on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement  plan, if any, for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

   DIVERSIFICATION STANDARDS. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the
Code prescribing  asset  diversification  requirements for investment  companies whose shares are sold to insurance  company  separate  accounts funding variable contracts.  Pursuant  to these  regulations,  on the  last day of each  calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one  investment,  no more than 70% may be  represented  by any two  investments,  no more  than 80% may be represented by any three investments, and no more than 90% may be represented by any four  investments.  For purposes of Section  817(h),  securities of a single issuer  generally  are treated as one  investment  but  obligations  of the U.S.
Treasury and each U.S.  Governmental  agency or  instrumentality  generally  are treated as securities of separate  issuers.  The Separate  Account,  through the
Underlying  Funds,  intends to comply with the  diversification  requirements of
Section 817(h).

   In  certain  circumstances,  owners  of  variable  annuity  contracts  may be considered  the owners,  for federal  income tax purposes,  of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate  account  assets would be includable in the variable contractowner's  gross  income.  The IRS has stated in published  rulings that a variable  contractowner  will be considered the owner of separate account assets if the contractowner  possesses  incidents of ownership in those assets, such as the  ability to  exercise  investment  control  over the  assets.  The  Treasury
Department  also  announced,  in  connection  with the  issuance of  regulations concerning  diversification,  that those  regulations  "do not provide  guidance concerning the  circumstances  in which investor control of the investments of a segregated  asset  account may cause the investor  (i.e.,  the contract  owner), rather than the insurance  company,  to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments  to  particular  subaccounts  without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

   The  ownership  rights under the  Contract  are similar to, but  different in certain  respects  from,  those  described by the IRS in rulings in which it was determined that  policyowners  were not owners of separate  account assets.  For example,  the Owner has additional  flexibility in allocating  purchase payments and Contract Values. These differences could result in an Owner being treated as the owner of a pro rata  portion  of the  assets  of the  Separate  Account.  In addition, the Company does not know what standards will be set forth, if any, in the  regulations or rulings which the Treasury  Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems  appropriate,  to attempt to  prevent an Owner from being  considered  the owner of a pro rata share of the assets of the Separate  Account.  Moreover,  in the event that  regulations  or rulings are  adopted,  there can be no assurance that the Underlying Funds will be able to operate as currently  described in the
Prospectus,  or  that  the  Underlying  Funds  will  not  have to  change  their investment objective or investment policies.

INCOME  TAXATION OF ANNUITIES IN  GENERAL--NON-QUALIFIED  PLANS -- Section 72 of
the Code governs the taxation of annuities.  In general, a contract owner is not taxed on  increases  in value  under an  annuity  contract  until  some  form of distribution is made under the contract.  However,  the increase in value may be subject to tax currently under certain  circumstances.  See "Contracts  Owned by
Non-Natural  Persons" and  "Diversification  Standards."  Withholding of federal income  taxes on all  distributions  may be required  unless a recipient  who is eligible  elects not to have any amounts  withheld  and  properly  notifies  the
Company of that election.

   SURRENDERS OR  WITHDRAWALS  PRIOR TO THE ANNUITY START DATE.  Code Section 72
provides  that amounts  received upon a total or partial  withdrawal  (including systematic  withdrawals)  from a  Contract  prior  to  the  Annuity  Start  Date generally  will be treated as gross  income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the  contract."  The  "investment  in the contract" is that portion,  if any, of purchase  payments  paid  under  a  Contract  less  any  distributions  received previously  under the Contract  that are  excluded  from the  recipient's  gross income.  The taxable portion is taxed at ordinary income tax rates. For purposes of this  rule,  a pledge or  assignment  of a  contract  is treated as a payment received on account of a partial withdrawal of a Contract.

   SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY START DATE. Upon a complete surrender,  the  receipt is  taxable  to the  extent  that the cash value of the
Contract  exceeds the  investment in the Contract.  The taxable  portion of such payments will be taxed at ordinary income tax rates.

   For fixed annuity payments,  the taxable portion of each payment generally is determined by using a formula known as the "exclusion  ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract.  That ratio is then applied to each payment to determine the non-taxable portion of the payment.  The remaining portion of each payment is taxed at ordinary income rates.  For variable annuity payments,  the taxable  portion of each payment is determined by using a formula known as the "excludable  amount," which establishes the non-taxable  portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the  investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable.  Once the excludable  portion of annuity  payments  to date equals the  investment  in the
Contract, the balance of the annuity payments will be fully taxable.

   PENALTY TAX ON CERTAIN  SURRENDERS AND  WITHDRAWALS.  With respect to amounts withdrawn or distributed  before the taxpayer  reaches age 59 1/2, a penalty tax is imposed  equal to 10% of the portion of such amount  which is  includable  in gross income.  However,  the penalty tax is not applicable to  withdrawals:  (i)
made  on or  after  the  death  of the  owner  (or  where  the  owner  is not an individual,  the  death  of  the  "primary  annuitant,"  who is  defined  as the individual  the events in whose life are of primary  importance in affecting the timing and amount of the payout under the Contract);  (ii)  attributable  to the taxpayer's  becoming  totally  disabled  within  the  meaning  of  Code  Section
72(m)(7);  (iii)  which are part of a series  of  substantially  equal  periodic payments  (not  less  frequently  than  annually)  made  for the  life  (or life expectancy) of the taxpayer,  or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary;  (iv) from certain qualified plans; (v)
under a so-called  qualified  funding asset (as defined in Code Section 130(d));
(vi) under an immediate  annuity  contract;  or (vii) which are  purchased by an employer on termination  of certain types of qualified  plans and which are held by the employer until the employee separates from service.

   If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified  (other than by reason of death or  disability),  the tax for the first year in which the modification occurs will be increased by an amount (determined by the  regulations)  equal to the tax that would have been imposed but for item
(iii) above,  plus interest for the deferral period,  if the modification  takes place (a) before  the close of the  period  which is five years from the date of the first  payment and after the taxpayer  attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

ADDITIONAL CONSIDERATIONS --

   DISTRIBUTION-AT-DEATH RULES. In order to be treated as an annuity contract, a contract  must provide the following two  distribution  rules:  (a) if any owner dies on or after the Annuity Start Date,  and before the entire  interest in the
Contract has been  distributed,  the  remainder of the owner's  interest will be distributed  at least as quickly as the method in effect on the  owner's  death;
and (b) if any owner dies before the Annuity Start Date, the entire  interest in the Contract must generally be  distributed  within five years after the date of death, or, if payable to a designated  beneficiary,  must be annuitized over the life of that  designated  beneficiary or over a period not extending  beyond the life expectancy of that  beneficiary,  commencing within one year after the date of death of the owner. If the sole  designated  beneficiary is the spouse of the deceased owner,  the Contract  (together with the deferral of tax on the accrued and future  income  thereunder)  may be  continued  in the name of the spouse as owner.

   Generally,  for purposes of determining when  distributions  must begin under the foregoing rules, where an owner is not an individual,  the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner.  Finally,  in the case of joint  owners,  the distribution-at-death  rules will be applied by treating  the death of the first owner  as the  one to be  taken  into  account  in  determining  generally  when distributions  must  commence,  unless the sole  Designated  Beneficiary  is the deceased owner's spouse.

   GIFT OF ANNUITY CONTRACTS.  Generally,  gifts of non-tax qualified  Contracts prior to the Annuity  Start Date will  trigger tax on the gain on the  Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable.  This provision does not apply to transfers between spouses or incident to a divorce.

   CONTRACTS  OWNED  BY  NON-NATURAL  PERSONS.  If the  Contract  is  held  by a non-natural  person (for  example,  a  corporation)  the income on that Contract
(generally  the increase in net surrender  value less the purchase  payments) is includable  in  taxable  income  each  year.  The rule does not apply  where the
Contract is acquired by the estate of a decedent,  where the Contract is held by certain types of  retirement  plans,  where the Contract is a qualified  funding asset for structured  settlements,  where the Contract is purchased on behalf of an  employee  upon  termination  of a  qualified  plan,  and in the  case  of an immediate annuity.  An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

   MULTIPLE  CONTRACT  RULE.  For  purposes  of  determining  the  amount of any distribution  under Code Section 72(e) (amounts not received as annuities)  that is includable in gross income, all Non-Qualified annuity contracts issued by the same  insurer to the same  contract  owner  during any  calendar  year are to be aggregated and treated as one contract. Thus, any amount received under any such contract  prior  to  the  contract's  Annuity  Start  Date,  such  as a  partial surrender,  dividend,  or loan, will be taxable (and possibly subject to the 10%
penalty tax) to the extent of the combined income in all such contracts.

   In  addition,  the  Treasury  Department  has broad  regulatory  authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts  that are paid as  annuities  (on and after the  Annuity  Start Date)
under annuity  contracts issued by the same company to the same owner during any calendar  year.  In this case,  annuity  payments  could be fully  taxable  (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such  contracts and  regardless of whether any amount would  otherwise  have been excluded from income because of the "exclusion ratio" under the contract.

   POSSIBLE TAX CHANGES.  In recent  years,  legislation  has been proposed that would have adversely modified the federal taxation of certain  annuities.  There is always the  possibility  that the tax treatment of annuities  could change by legislation  or other  means  (such as IRS  regulations,  revenue  rulings,  and judicial decisions).  Moreover,  although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

   TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. A transfer of ownership of a Contract,  the designation of an Annuitant,  Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax  consequences  to the Owner that are not
discussed  herein.  An  Owner  contemplating  any  such  transfer,   assignment,
selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(b).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be  purchased as an IRA. The IRAs  described in this  paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs," which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal  Revenue  Service.  Purchasers  of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure
Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special requirements imposed by the Internal Revenue
Service. Purchasers of the Contract for such purposes will be provided with such supplementary  information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  requirements.  Unlike a  traditional  IRA, Roth IRAs are not subject to minimum  required  distribution  rules  during the  contract  owner's  lifetime.
Generally,  however,  the  amount  remaining  in a Roth IRA after  the  contract owner's death must begin to be distributed by the end of the first calendar year after  death,  and made over a  beneficiary's  life  expectancy.  If there is no beneficiary,  or if the beneficiary  elects to delay  distributions,  the amount must be  distributed  by the end of the fifth full  calendar year after death of the contract owner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the amount  received  to an  "eligible retirement  plan," then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that is rolled over or transferred in accordance with
Code requirements; or (viii) that is transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all  Contracts  participating  in that  Subaccount.  The  Company  will also exercise the voting rights from assets in each Subaccount that are not otherwise
attributable  to  Owners,   if  any,  in  the  same  proportion  as  the  voting
instructions   that  are  received  in  a  timely   manner  for  all   Contracts
participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered and to make any change to the provisions of the Contract to comply with, or give  Owners  the  benefit  of,  any  federal  or  state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive an annual and semiannual  report  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have  allocated  your  Contract  Value.  Such reports  include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective  yield of the Money  Market  Subaccount,  the  yield of the  remaining
Subaccounts,   and  the  total   return  of  all   Subaccounts   may  appear  in
advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current  yield  for the  Money  Market  Subaccount  will be based  on  income received by a hypothetical  investment  over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the 7-day yield would be received  for 52 weeks,  stated in terms of an annual  percentage return on the investment).  "Effective yield" for the Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase until June 2002, certain of the  Underlying  Funds  were in  existence  prior to that  date.  Performance information for the Subaccounts may also include  quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality  of the  Underlying  Fund in which the
Subaccount invests,  and the market conditions during the given time period, and should not be  considered  as a  representation  of what may be  achieved in the future.  For a  description  of the methods  used to  determine  yield and total return for the Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account XIV - AdvanceDesigns  Variable
Annuity at December  31, 2002,  and for the period from June 1, 2002  (inception date) to  December  31,  2002,  are  included  in the  Statement  of  Additional
Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no  guarantee  that  any  Underlying  Fund  will  meet  its  investment objective.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS.

AIM VARIABLE INSURANCE FUNDS -- The AIM Variable Insurance Funds are an open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance products. A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston,
Texas 77046-1173,  serves as investment  adviser and manager of the portfolio of the Fund.

   AIM V.I. BASIC VALUE FUND (SERIES II). AIM V.I. Basic Value Fund (the "Fund")
is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT OBJECTIVE:  To seek long-term growth of capital. The Fund seeks to meet this objective by investing,  normally, at least 65% of its total assets in equity  securities of U.S. issuers that have market  capitalizations  of greater than  $500  million  and  that  the  Fund's  portfolio  managers  believe  to be undervalued in relation to long-term  earning power or other  factors.  The Fund may also  invest up to 35% of its total  assets  in  equity  securities  of U.S.
issuers  that have  market  capitalizations  of less than  $500  million  and in investment-grade non-convertible debt securities, U.S. government securities and high quality money market instruments,  all of which are issued by U.S. issuers.
The Fund may also invest up to 25% of its total assets in foreign issuers.

   AIM V.I.  MID CAP CORE EQUITY FUND  (SERIES II). AIM V.I. Mid Cap Core Equity
Fund (the "Fund") is a portfolio of the AIM Variable Insurance Funds.

   INVESTMENT  OBJECTIVE:  To seek long-term  growth of capital.  The Fund seeks this objective by investing,  normally,  at least 80% of its total assets,  plus the amount of any  borrowings  for investment  purposes,  in equity  securities, including  convertible  securities,  of mid-cap companies.  The Fund considers a company to be a mid-cap company if it has a market capitalization at the time of purchase,  within the range of market  capitalizations  of companies included in the Russell Midcap™ Index. In complying with the 80% investment requirement, the
Fund may include synthetic instruments, which are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants,  futures,  options,  exchange-traded  funds  and  American  Depositary
Receipts.  The Fund may also  invest  up to 25% of its total  assets in  foreign securities.

AMERICAN  CENTURY®  VP  FUND -- The  American  Century  VP  Fund is an  open-end investment  company.  Shares of the Fund's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life insurance  products.  American Century  Investment  Management,  Inc., 4500 Main
Street, Kansas City, Missouri 64111, serves as investment adviser and manager of the series of the Fund.

   AMERICAN  CENTURY VP ULTRA® FUND (CLASS II).  American  Century VP Ultra Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund managers look for stocks of large  companies  they  believe  will  increase in value over time, using a growth investment  strategy  developed by American  Century.  This strategy  looks for  companies  with  earnings  and  revenues  that are not only growing,  but growing at a  successively  faster,  or  accelerating  pace.  This strategy  is based on the  premise  that,  over the long  term,  the  stocks  of companies with  accelerating  earnings and revenues have a  greater-than-average chance to increase in value.  The  managers  use a bottom-up  approach to select stocks to buy for the Fund.  This means that the managers make their  investment decisions  based  primarily  on the  business  fundamentals  of  the  individual companies,  rather than on economic  forecasts or the outlook for  industries or sectors.  Although most of the Fund's assets will be invested in U.S. companies, there is no limit on the  amount  of  assets  the  Fund can  invest  in  foreign companies,  which present some unique risks. The fund managers do not attempt to time the market.  Instead,  under normal market conditions,  they intend to keep the Fund  essentially  fully  invested in stocks  regardless  of the movement of stock prices generally.

   AMERICAN  CENTURY VP VALUE FUND  (CLASS II).  American  Century VP Value Fund
(the "Fund") is a series of the American Century VP Fund.

   INVESTMENT OBJECTIVE: To seek long-term capital growth. Income is a secondary objective.  The Fund managers look for stocks of companies that they believe are undervalued  at the time of purchase,  using a value  investment  strategy  that looks  for  companies  that are  temporarily  out of favor  in the  market.  The managers attempt to purchase the stocks of these undervalued  companies and hold them until they have returned to favor in the market and their stock prices have gone up.  Companies may be  undervalued  due to market  declines,  poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or  because  they  have been  overlooked  by the  market.  Under  normal  market conditions,  the Fund managers  intend to keep at least 80% of the Fund's assets invested in U.S. equity securities.

INVESCO VARIABLE INVESTMENT FUNDS, INC.-- The INVESCO Variable Investment Funds,
Inc. is an open-end  investment  company.  Shares of the Fund's  portfolios  are available exclusively for use as the investment vehicle for variable annuity and variable life insurance products.

   INVESCO Funds Group,  Inc.  ("INVESCO"),  4350 South Monaco  Street,  Denver,
Colorado, serves as investment adviser and manager of the series of the Fund.

   INVESCO VIF - HEALTH  SCIENCES FUND.  INVESCO VIF - Health Sciences Fund (the
"Fund") is a series of the INVESCO Variable Investment Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital growth.  The Fund is actively managed and invests  primarily in equity  securities that INVESCO  believes will rise in price faster than other securities,  as well as in options and other investments whose values are based upon the values of equity  securities.  The Fund normally invests at least 80% of its net assets in equity  securities and  equity-related instruments  of companies  that  develop,  produce,  or  distribute  products or services  related to health care. These companies  include,  but are not limited to, medical equipment or supplies,  pharmaceuticals,  biotechnology,  and health care  providers  and services  companies.  At any given time,  20% of the Fund's assets is not required to be invested in the sector.

   INVESCO  VIF - REAL  ESTATE  OPPORTUNITY  FUND.  INVESCO  VIF -  Real  Estate
Opportunity  Fund (the  "Fund") is a series of the INVESCO  Variable  Investment
Funds, Inc.

   INVESTMENT  OBJECTIVE:  To seek capital  growth.  The Fund also seeks to earn current income. The Fund is aggressively managed and invests primarily in equity
securities  that  INVESCO   believes  will  rise  in  price  faster  than  other
securities,  as well as in options and other  instruments whose values are based upon the values of equity securities.  The Fund normally invests at least 80% of its net assets in equity securities and equity-related  instruments of companies doing business in the real estate  industry,  including  real estate  investment trusts  ("REITS"),  which invest in real estate or interests in real estate.  No one  property  will  represent  more than 50% of the Fund's  total  assets.  The companies  in which the Fund invests may also  include,  but are not limited to, real estate  brokers,  home builders or real estate  developers,  companies with substantial real estate holdings, and companies with significant  involvement in the real estate industry or other real  estate-related  companies.  At any given time, 20% of the Fund's assets is not required to be invested in the sector.

OPPENHEIMER  VARIABLE ACCOUNT FUNDS -- The Oppenheimer Variable Account Funds is
an open-end investment company. Shares of the Variable Account Funds' portfolios are available exclusively for use as the investment vehicle for variable annuity and  variable  life  insurance  products.  OppenheimerFunds,  Inc.,  498 Seventh
Avenue,  New York, New York, 10018,  serves as investment adviser and manager of the series of the Oppenheimer Variable Account Funds.

   OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA (SERVICE CLASS).  Oppenheimer Main
Street  Small Cap Fund (the  "Fund")  is a series  of the  Oppenheimer  Variable
Account Funds.

   INVESTMENT OBJECTIVE:  To seek capital appreciation.  The Fund invests mainly in common  stocks of  small-capitalization  ("small  cap") U.S.  companies  that
OppenheimerFunds,  Inc.  believes have favorable  business  trends or prospects.
Under  normal  market  conditions,  the Fund will invest at least 80% of its net assets  (including  any  borrowings  for  investment  purposes) in securities of companies  having a small  market  capitalization.  These may  include  "growth"
and/or "value" common stocks and other equity securities.  The Fund incorporates a blended style of investing  combining  both growth and value styles.  The Fund currently  considers  an  issuer  having a market  capitalization  of up to $2.5 billion to be a "small-cap" issuer. The Fund measures that capitalization at the time the Fund buys the security,  and it is not required to sell the security if the issuer's  capitalization  grows above $2.5 billion.  Over time, the Fund may change  the range of assets it uses to define  "small  cap"  issuers,  as market conditions change.

PIMCO  VARIABLE  INSURANCE  TRUST -- The PIMCO  Variable  Insurance  Trust is an
open-end  investment  company.  Shares of the PIMCO Variable  Insurance  Trust's portfolios  are  available  exclusively  for use as the  investment  vehicle for variable  annuity and  variable  life  insurance  products.  Pacific  Investment
Management  Company LLC ("PIMCO"),  840 Newport Center Drive, Suite 300, Newport
Beach,  California 92660, serves as investment adviser and manager of the series of the PIMCO Variable Insurance Trust.

   PIMCO ALL ASSET PORTFOLIO  (ADMINISTRATIVE  CLASS). PIMCO All Asset Portfolio
(the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return   consistent   with
preservation of real capital and prudent  investment  management.  The Fund is a
"fund of funds," which is a term used to describe mutual funds that pursue their investment  objective by investing in other mutual funds. The Fund may invest in any of the funds of the PIMCO Funds:  Pacific  Investment  Management Series, an
affiliated open-end  investment  company,  except the Strategic Balanced and All
Asset Funds  ("Underlying PIMS Funds").  Research  Affiliates,  the Fund's asset allocation  sub-adviser,  determines how the Fund allocates and  reallocates its assets among the Underlying PIMS Funds. The Fund may invest in any or all of the
Underlying  PIMS Funds,  but will not normally  invest in every  Underlying PIMS
Fund at any particular time. The Fund's assets are not allocated  according to a predetermined blend of shares of the Underlying PIMS Funds. Instead, when making
allocation   decisions  among  the  Underlying  PIMS  Funds,  the  Fund's  asset allocation  sub-adviser  considers  various  quantitative  and qualitative  data relating to the U.S. and foreign  economies and securities  markets.  The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying  PIMS Funds based on its ongoing  analyses of the equity, fixed income and commodity markets.

   PIMCO LOW  DURATION  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO Low  Duration
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT  OBJECTIVE:   To  seek  maximum  total  return,   consistent  with
preservation  of capital and prudent  investment  management.  The Fund seeks to achieve its  investment  objective by investing  under normal  circumstances  at least 65% of its assets in a diversified  portfolio of fixed income  instruments of varying  maturities.  The average  portfolio  duration of this Fund  normally varies  within a one- to  three-year  time frame based on PIMCO's  forecast  for interest rates. The Fund invests  primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield  securities  ("junk bonds")
rated B or higher by Moody's or S&P, or, if unrated,  determined  by PIMCO to be of comparable quality. The Fund may invest up to 20% of its assets in securities denominated  in foreign  currencies,  and may invest  beyond  this limit in U.S.
dollar-denominated  securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations  in  currency  exchange  rates.  The Fund may invest all of its assets in derivative  instruments,  such as options,  futures  contracts or swap agreements, or in mortgage- or asset-backed securities.

   PIMCO  REAL  RETURN  PORTFOLIO  (ADMINISTRATIVE  CLASS).  PIMCO  Real  Return
Portfolio (the "Fund") is a series of the PIMCO Variable Insurance Trust.

   INVESTMENT   OBJECTIVE:   To  seek  maximum  real  return,   consistent  with
preservation of real capital and prudent investment  management.  The Fund seeks its investment objective by investing under normal circumstances at least 65% of its assets in  inflation-indexed  bonds of varying maturities issued by the U.S.
and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.  Inflation-indexed  bonds are  fixed  income  securities  that are structured  to provide  protection  against  inflation.  The value of the bond's principal or the interest  income paid on the bond is adjusted to track  changes in an official  inflation  measure.  The U.S.  Treasury uses the Consumer  Price
Index for Urban  Consumers as the  inflation  measure.  Inflation-indexed  bonds issued by a foreign  government  are generally  adjusted to reflect a comparable inflation  index,  calculated by that  government.  "Real  return"  equals total return less the estimated cost of inflation,  which is typically measured by the change in an official inflation  measure.  The average portfolio duration of the
Fund  normally  varies  within two years (plus or minus) of the  duration of the
Lehman Global Real:  U.S. TIPS Index,  which as of March 1, 2003 was 7.80 years.
The Fund invests primarily in investment grade securities,  but may invest up to
10% of its assets in high yield  securities  ("junk bonds") rated B or higher by
Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.
The Fund also may invest up to 20% of its assets in  securities  denominated  in foreign currencies,  and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.  The Fund will normally hedge at least 75% of its exposure to foreign  currency to reduce the risk of loss due to  fluctuations in currency  exchange rates. The Fund is  non-diversified,  which means that it may concentrate  its assets in a smaller number of issuers than a diversified  fund.
The Fund  may  invest  all of its  assets  in  derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

THE RYDEX VARIABLE  TRUST -- The Rydex Variable Trust is an open-end  investment company.  Shares of the Trust's portfolios are available  exclusively for use as the  investment  vehicle  for  variable  annuity  and  variable  life  insurance products,  as well as for certain  pension,  profit sharing and other retirement plans. Rydex Global Advisors, 9601 Blackwell Rd., Suite 500 Rockville, MD 20850,
serves as investment adviser and manager of the portfolios of the Trust.

   RYDEX SECTOR  ROTATION  FUND.  Rydex Sector  Rotation  Fund (the "Fund") is a
series of the Rydex Variable Trust.

   INVESTMENT  OBJECTIVE:  The Fund seeks to respond to the dynamically changing economy by moving its investments  among different  sectors or industries . Each month  the  Advisor,  using  a  quantitative  methodology,  ranks  approximately fifty-nine different industries based on several measures of price momentum. The
Fund then invests in the top ranked industries.  Subject to maintaining adequate liquidity  in the Fund,  each  industry  or sector  investment  is  intended  to represent the entire industry or sector.  The Fund invests in equity securities, but may also invest in equity derivatives such as future contracts,  options and swap transactions. The fund may also enter into short sales.

SBL FUND -- SBL Fund, an open-end  management  investment  company of the series type, is organized as a Kansas  corporation.  SBL Fund offers its shares only as investment  vehicles for variable  annuity and variable life insurance  products issued by the Company.  Security Management  Company,  LLC, One Security Benefit
Place,  Topeka,  Kansas  66636,  a  wholly-owned  subsidiary of the Company (the
"Investment  Manager"),  serves as the investment  adviser of each Series of SBL
Fund.

   SERIES A (EQUITY). Series A (Equity) (the "Fund") is a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term capital growth by investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment  purposes) in a  widely-diversified  portfolio of equity  securities,
which  may  include  American   Depositary  Receipts  ("ADRs")  and  convertible
securities.  The Fund  typically  invests in the equity  securities of companies whose total market value is $5 billion or greater at the time of purchase.

   SERIES B (LARGE CAP  VALUE).  Series B (Large Cap  Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with The Dreyfus  Corporation,  200 Park Avenue,  New York,  New York
10166, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market conditions,  at least 80% of its total assets (plus borrowings for investment purposes) in large-capitalization  value companies (those whose total market value is $5 billion or greater at the time of purchase). The Fund's stock
investments  may  include  common  stocks,   preferred  stocks  and  convertible
securities of both U.S. issuers and U.S. dollar-denominated foreign issuers. The
Fund  may  temporarily  invest  in  cash,   government  bonds  or  money  market
securities.  In choosing  stocks,  the  Sub-Adviser,  The  Dreyfus  Corporation, invests in value-oriented companies, which are companies that are believed to be undervalued  in terms of price  or  other  financial  measurements  and that are believed to have above average growth potential. The Sub-Adviser uses a blend of quantitative  analysis and  fundamental  research to identify stocks that appear favorably  priced and that may  benefit  from the  current  market and  economic environment.

   SERIES C (MONEY MARKET).  Series C (Money Market) (the "Fund") is a series of
SBL Fund.

   INVESTMENT OBJECTIVE: To seek to provide as high a level of current income as is consistent  with preserving  capital.  The Fund invests in high quality money market instruments with maturities of not longer than thirteen months.

   SERIES D (GLOBAL).  Series D (Global)  (the  "Fund") is a series of SBL Fund.
The  Investment   Manager  has  entered  into  a  sub-advisory   agreement  with
OppenheimerFunds,  Inc., 498 Seventh Avenue,  New York, New York,  10018,  which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital primarily through investment in common stocks and  equivalents  of companies of foreign  countries and the United States. The Fund pursues its objective by investing, under normal circumstances, in a diversified portfolio of securities with at least 65% of its total assets in at least three countries, one of which may be the United States.
The Fund primarily  invests in foreign and domestic common stocks or convertible
stocks   of   growth-oriented   companies   considered   to  have   appreciation
possibilities. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.  Investments in debt securities may be made in uncertain market conditions.

   SERIES E (DIVERSIFIED INCOME).  Series E (Diversified Income) (the "Fund") is
a series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek to provide  current  income with  security of principal.  The Fund pursues its  objective by  investing,  under normal  market conditions,  primarily  in a  diversified  portfolio  of  investment  grade debt securities.  The Fund expects to maintain a weighted average duration of 3 to 10 years.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include  dollar  denominated  foreign  securities.  To manage risk, the Investment Manager  diversifies the Fund's holdings among asset classes and individual  securities.  The asset classes in which the Fund invests may  include  investment  grade  corporate  debt  securities,  high  yield  debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed securities, investment grade asset-backed securities, U.S. Government securities as well as total return, interest and index swap agreements.

   SERIES G (LARGE CAP  GROWTH).  Series G (Large Cap Growth)  (the "Fund") is a
series of SBL Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  capital growth.  The Fund seeks to meet its objective by investing, under normal market conditions, at least 80% of its net assets (plus  borrowings  for  investment  purposes) in common stock and other equity securities of large capitalization  companies (defined as companies whose total  market value is at least $5 billion at the time of  purchase).  The
Investment  Manager  seeks to invest in equity  securities  that have  long-term capital growth  potential.  The Fund invests  primarily in a portfolio of common
stocks,   which  may  include  ADRs  and  other  securities  with  common  stock characteristics,  such as securities convertible into common stocks. The Fund is non-diversified  as defined in the Investment  Company Act of 1940,  which means that it may hold a larger  position  in a smaller  number of  securities  than a diversified  fund. The Fund also may concentrate its investments in a particular industry that represents 20% or more of the Fund's  benchmark index, the Russell
1000 Growth Index.  Concentration means investment of more than 25% of the value of the Fund's assets in any one industry.

   SERIES H (ENHANCED INDEX). Series H (Enhanced Index) (the "Fund") is a series of SBL Fund.  The Investment  Manager has entered into a sub-advisory  agreement with Northern Trust  Investments,  N.A.  ("NTI"),  50 La Salle Street,  Chicago,
Illinois 60675, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek to outperform the S&P 500 Index through stock selection  resulting in different  weightings of common  stocks  relative to the index.  The Fund  pursues  its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in equity  securities  of  companies in the S&P 500 Index and futures contracts  representative  of the stocks  which  make up the index.  The S&P 500
Index is a well-known  stock market index composed of 500 selected common stocks that  represent  approximately  two-thirds of the total market value of all U.S.
common stocks. In addition,  the Fund may invest a limited portion of its assets in equity securities that are not included in the S&P 500 Index.

   SERIES J (MID CAP GROWTH). Series J (Mid Cap Growth) (the "Fund") is a series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in a diversified portfolio of equity securities with market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135 million to $8 billion.  Equity  securities include common stock, rights, options, warrants, convertible debt securities and
ADRs. The Investment  Manager  selects  equity  securities  that it believes are attractively valued with the greatest potential for appreciation.

   SERIES N (MANAGED ASSET ALLOCATION)  Series N (Managed Asset Allocation) (the
"Fund") is a series of SBL Fund.  The  Investment  Manager  has  entered  into a sub-advisory  agreement  with T. Rowe  Price  Associates,  Inc.,  100 East Pratt
Street,  Baltimore,  Maryland 21202, which provides investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek a high  level of total  return  by  investing primarily in a  diversified  portfolio of debt and equity  securities.  The Fund pursues its objective by normally investing approximately 60% of total assets in common stocks and 40% in fixed-income securities.  The mix may vary over shorter time periods  where the fixed income  portion may range  between  30-50% and the equity  portion  between  50-70%.  The  precise  mix of equity and fixed  income securities will depend on the Sub-Adviser's outlook for the markets.

   SERIES O (EQUITY INCOME) Series O (Equity Income) (the "Fund") is a series of
SBL Fund. The Investment Manager has entered into a sub-advisory  agreement with
T. Rowe Price  Associates,  Inc.,  100 East Pratt  Street,  Baltimore,  Maryland
21202, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek to provide substantial dividend income and also capital  appreciation  by investing  primarily in common  stocks of  established companies.  The Fund pursues its  objective by  investing,  under normal  market conditions,  at least 80% of its net  assets in common  stocks,  with 65% in the common stocks of well-established  companies paying above-average dividends. The
Sub-Adviser,  T. Rowe  Price,  typically  employs a  value-oriented  strategy in selecting  investments for the Fund. The Sub-Adviser's  research team identifies companies  that  appear  to be  undervalued  by  various  measures  and  may  be temporarily out of favor,  but have good prospects for capital  appreciation and dividend growth.

   SERIES P (HIGH  YIELD)  Series P (High Yield) (the "Fund") is a series of SBL
Fund.

   INVESTMENT OBJECTIVE:  To seek high current income. Capital appreciation is a secondary objective.  The Fund pursues its objective by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment  purposes) in a broad range of high-yield,  high risk debt securities rated in medium or lower  rating  categories  or  determined  by the  Investment
Manager to be of comparable quality ("junk bonds"). The Fund will not purchase a debt  security,  if at the time of  purchase,  it is rated in default.  The debt securities in which the Fund invests will primarily be domestic securities,  but may also include dollar denominated foreign securities. The Fund may also invest
in  equity   securities,   including   common  and   preferred   stocks,   ADRs,
exchange-traded real estate investment trusts,  warrants,  rights, and a variety of investment  companies that seek to track and the  composition and performance of a specific  index.  The Fund's  average  weighted  maturity is expected to be between 5 and 15 years.

   SERIES Q (SMALL CAP  VALUE)  Series Q (Small  Cap  Value)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with Strong Capital  Management  Corporation,  100 Heritage  Reserve,
Menomonee,  Wisconsin 53051, which provides  investment advisory services to the
Fund.

   INVESTMENT  OBJECTIVE:  To seek  capital  growth by  investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for investment purposes) in stocks of small-capitalization companies that the Fund's
Sub-Adviser,  Strong Capital Management, Inc., believes are undervalued relative to the market based on  earnings,  cash flow,  or asset value.  The Fund defines small-capitalization  companies as those companies with a market  capitalization substantially  similar to that of  companies  in the Russell  2500™ Index at the time of purchase.  The Sub-Adviser  specifically looks for companies whose stock prices may benefit from a catalyst event, such as a corporate  restructuring,  a new  product  or  service,  or a change in the  political,  economic,  or social environment.

   SERIES S (SOCIAL  AWARENESS)  Series S (Social  Awareness)  (the "Fund") is a
series of SBL Fund.

   INVESTMENT OBJECTIVE: To seek capital appreciation by investing, under normal market conditions, in a well-diversified portfolio of equity securities that the
Investment Manager believes have above-average earnings potential and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social criteria. The Domini 400 Social Index(SM) (DSI)
is  a  market  capitalization-weighted  common  stock  index.  It  monitors  the performance  of 400 U.S.  corporations  that pass multiple,  broad-based  social screens.

   SERIES V (MID CAP VALUE) Series V (Mid Cap Value) (the "Fund") is a series of
SBL Fund.

   INVESTMENT  OBJECTIVE:  The Fund pursues its  objective by  investing,  under normal market  conditions,  at least 80% of its net assets (plus  borrowings for investment purposes) in a diversified  portfolio of equity securities that when, purchased, have market capitalizations that are similar to those of companies in the S&P Mid Cap 400  Index.  The  index  currently  consists  of  securities  of companies  with  market  capitalizations  that  range  from $135  million  to $8 billion. Equity securities include common stock, rights, options, warrants, ADRs and convertible debt securities. The Investment Manager typically chooses equity
securities  that  appear  undervalued  relative  to  assets,  earnings,   growth
potential or cash flows.  Due to the nature of value  companies,  the securities included in the Fund's  portfolio  typically  consist of small- to  medium-sized companies.  The Fund is subject to the risks  associated with investing in small capitalization companies.

   SERIES W  (MAINSTREET  GROWTH AND INCOME®)  Series W  (Mainstreet  Growth and
Income®)  (the  "Fund")  is a series of SBL Fund.  The  Investment  Manager  has entered into a sub-advisory agreement with  OppenheimerFunds,  Inc., 498 Seventh
Avenue, New York, New York, 10018, which provides  investment  advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt  securities.
The Fund  pursues its  objective by  investing  mainly in common  stocks of U.S.
companies,  but it can also invest in other equity  securities such as preferred stocks and securities convertible into common stocks. Although the Fund does not have any requirements as to the  capitalization  of issuers in which it invests, the Fund's  Sub-Adviser,  OppenheimerFunds,  currently  emphasizes the stocks of large-capitalization companies in the portfolio. At times, the Fund may increase the relative emphasis of its investments in small-cap and mid-cap stocks.  While the Fund can buy foreign securities and debt securities such as bonds and notes, currently it does not emphasize those investments. The Fund can also use hedging instruments and certain derivative investments.

   SERIES X (SMALL CAP  GROWTH)  Series X (Small Cap Growth)  (the  "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement with RS Investment Management, L.P., 388 Market Street, San Francisco,
California 94111, which provides investment advisory services to the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital by investing, under normal market  conditions,  at least 80% of its net assets (plus  borrowings for
investment   purposes)   in  equity   securities   of   companies   with  market
capitalizations  of $750 million or less at the time of investment  that, in the opinion of the Sub-Adviser,  RS Investment Management,  L.P., have the potential for long-term  capital growth.  Equity  securities  include common and preferred stocks, and warrants and securities convertible into common or preferred stocks.
The Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also engage in short sales of  securities  it expects to decline  in price.  The  Series  will  likely  invest a portion of its assets in technology and internet-related companies.

   SERIES Y (SELECT  25)  Series Y (Select  25) (the  "Fund") is a series of SBL
Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term  growth of capital by concentrating its  investments  in a core position of 20-30 common stocks of growth  companies which have exhibited  consistent above average  earnings or revenue growth.  The
Fund is  non-diversified as defined in the Investment Company Act of 1940, which means that it may hold a larger  position in a smaller number of securities than a  diversified  fund.  The  Investment  Manager  selects  what it believes to be premier  growth  companies as the core position for the Fund using a "bottom-up"
approach in selecting  growth stocks.  Portfolio  holdings will be replaced when one or more of the  company's  fundamentals  have changed and, in the opinion of the Investment Manager, it is no longer a premier growth company.

   SERIES Z (ALPHA  OPPORTUNITY)  Series Z (Alpha Opportunity) (the "Fund") is a
series of SBL Fund.  The  Investment  Manager  has entered  into a  sub-advisory agreement  with  Mainstream  Investment  Advisers,  LLC, 101 West Spring Street,
Suite 401,  New  Albany,  Indiana  47150,  which  provides  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE:  To seek long-term growth of capital. The Fund pursues its objective by investing, under normal market conditions, approximately 50% of its total  assets  according  to a  long/short  strategy  managed  by the Fund's sub-adviser,  Mainstream,  and 50% of its  total  assets  according  to an index strategy based on the S&P 500 Composite  Stock Price Index (the "S&P 500 Index")
managed by the Investment Manager.

   The  Fund  pursues  its  long/short   strategy  by  investing   primarily  in
publicly-traded  equity  securities,  principally common stocks, but to a lesser
degree   in   exchange   traded   funds  and  other   securities   with   equity
characteristics. The Fund may engage in short sales of securities believed to be overvalued.  The Fund pursues its index  strategy  primarily by investing in S&P
500 equity derivatives backed by a portfolio of fixed income securities.

                        AEA VALUEBUILDER VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

                ISSUED BY:                         MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                      INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
--------------------------------------------------------------------------------

   This  Prospectus  describes a flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  offered by Security  Benefit Life Insurance
Company (the "Company"). The Contract is available for individuals in connection with a  retirement  plan  qualified  under  Section  403(b),  408 or 408A of the
Internal  Revenue  Code.  The  Contract is designed to give you  flexibility  in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account XIV - AEA Valuebuilder or to the Fixed Account.  Each Subaccount invests in  a  corresponding  mutual  fund  (the  "Underlying  Fund").  The  Subaccounts currently available under the Contract are:

o  AIM Basic Value                             o  INVESCO Dynamics
o  AIM Mid Cap Core Equity                     o  INVESCO Technology
   (formerly AIM Mid Cap Equity)               o  PIMCO High Yield
o  AIM Small Cap Growth                        o  Security Diversified Income
o  AIM Blue Chip                               o  Security Global
o  American Century Heritage                   o  Security Equity
o  American Century Select                     o  Security Large Cap Value
o  American Century Equity Income              o  Security Large Cap Growth
o  American Century International Growth       o  Security Capital Preservation
o  Ariel Fund                                  o  Security Mid Cap Growth
o  Ariel Premier Bond                          o  Security Mid Cap Value
o  Calamos Growth                              o  Security Small Cap Growth
o  Calamos Growth and Income                   o  Security Social Awareness
o  Dreyfus Appreciation                        o  Strong Growth and Income
o  Dreyfus Premier Strategic Value             o  Strong Growth 20
o  Dreyfus Midcap Value                        o  Strong Advisor Small Cap Value
o  Dreyfus General Money Market                o  Strong Opportunity
o  Fidelity Advisor Value Strategies           o  Van Kampen Equity and Income
o  Fidelity Advisor Dividend Growth            o  Van Kampen Comstock
o  Fidelity Advisor Mid Cap                    o  Van Kampen Aggressive Growth
o  Fidelity Advisor International
   Capital Appreciation

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents  of the  Statement  of  Additional  Information  are set  forth in this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED OCTOBER 1, 2003

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       The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE -- The Annuity  Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation at fixed rates of interest (which may not be less than 3%) declared periodically by the Company.

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT-- A division of the Separate  Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS-- The Separate  Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least an effective  annual rate of 3%. See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  subject to certain  restrictions as described in
"The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

               ==================================================
                                             ANNUAL MORTALITY AND
               CONTRACT VALUE                EXPENSE RISK CHARGE
               --------------------------------------------------
               Less than $25,000 ............       1.10%
               $25,000 or more ..............       0.95%
               ==================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available  only at issue,  and you may not  terminate  a Rider after issue,  unless  otherwise  stated.  The  amount  of the  charge  is  equal  to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select Riders with a total charge that exceeds 1.55% of Contract Value (1.00% of
Contract Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such Riders,  1.40%,  would exceed the maximum Rider charge of
1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract Anniversary. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81; plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

The charge for this Rider is 0.20%. See "Annual Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company; or (3) the Guaranteed Growth Death Benefit. The Guaranteed Growth Death
Benefit is an amount equal to purchase payments, net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of 3%, 5%,
6% or 7%, as elected in the application. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE        (IN YEARS)     CHARGE
             -----------------------------------------------------
             0 and over        0%               1           7%
                                                2           7%
                                                3           6%
                                                4           5%
                                           5 and over       0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If you have also  purchased an Extra Credit
Rider,  you may forfeit all or part of any Credit  Enhancement in the event of a full or partial withdrawal. See "Alternate Withdrawal Charge."

   WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

   WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

   WAIVER OF WITHDRAWAL CHARGE--HARDSHIP. This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The Company may require  the Owner to provide  satisfactory  proof of  hardship.
Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

   WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2 or older; and

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING THE COMPANY -- You should direct all written requests,  notices,  and forms  required by the  Contract,  and any  questions  or  inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling 1-800-888-2461.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION  EXPENSES are fees and expenses that you will pay when you purchase the  Contract or make  withdrawals  from the Contract.  The information below does not reflect state premium taxes, which may be applicable to your Contract.
--------------------------------------------------------------------------------
  Sales Load on Purchase Payments                                       None
--------------------------------------------------------------------------------
  Deferred Sales Charge (as a percentage of amount
  withdrawn attributable to Purchase Payments)                          7%(1)
--------------------------------------------------------------------------------
  Transfer Fee (per transfer)                                           None
--------------------------------------------------------------------------------
PERIODIC   EXPENSES  are  fees  and  expenses  that  you  will  pay
periodically  during  the  time  that  you  own the  Contract,  not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
  Annual Contract Fee                                                   $30(2)
--------------------------------------------------------------------------------
  Separate Account Annual Expenses (as a percentage of average
  Contract Value)
--------------------------------------------------------------------------------
    Annual Mortality and Expense Risk Charge                            1.10%(3)
--------------------------------------------------------------------------------
    Annual Administration Charge                                        0.15%
--------------------------------------------------------------------------------
    Maximum Annual Charge for Optional Riders                           1.55%(4)
--------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                              2.80%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  An  account  administration  charge  of  $30 is  deducted  at  each  Contract anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of
   Annuity  Options 1 through 4, 7 or 8 is  elected;  and (3) upon  payment of a death  benefit.  The  account  administration  charge  will be waived if your
   Contract Value is $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 1.10%;  $25,000 or more - 0.95%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a
   0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                                          ANNUAL
                                                               INTEREST   RIDER
                                                                RATE*     CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                           3%      0.15%
                                                                  5%      0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                             ---     0.20%
--------------------------------------------------------------------------------
                                                                  3%      0.10%
Guaranteed Growth Death Benefit Rider                             5%      0.20%
                                                                  6%      0.25%
                                                                  7%      0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                         5%      0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                                      ---     0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Annual Stepped Up Death Benefit Rider                             ---     0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Guaranteed Growth Death Benefit Rider                             5%      0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider, Annual Stepped Up
Death Benefit Rider, and Guaranteed Growth Death Benefit Rider    5%      0.40%
--------------------------------------------------------------------------------
                                                                  3%      0.40%
Extra Credit Rider                                                4%      0.55%
                                                                  5%      0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                                 ---     0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider                               0-Year    0.70%
                                                                4-Year    0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--15 Years or Disability         ---     0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--10 Years or Disability         ---     0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship                       ---     0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--5 Years and Age 59 1/2         ---     0.20%
--------------------------------------------------------------------------------
*Interest  rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)            0.82%       2.14%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                           1          3          5          10
                                          YEAR      YEARS      YEARS      YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period        $1,153     $2,103     $2,961     $5,181
--------------------------------------------------------------------------------
If you do not surrender your Contract       523      1,567      2,605      5,181
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998,  Security  Benefit  converted  from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled  by Security
Benefit Mutual Holding  Company,  a Kansas mutual  holding  company.  Membership interests  of persons  who were  Owners as of July 31,  1998  became  membership interests  in  Security  Benefit  Mutual  Holding  Company as of that date,  and persons who acquire  policies  from the  Company  after that date  automatically become members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus and can be obtained by calling 1-800-888-2461.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying  Funds on behalf of Contract Owners and (iii)  Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the Contract as an investment  vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantage  beyond that already  available through the Qualified Plan.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. the Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  Option -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After The Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract Year that  generally are allowed as discussed  under  "Transfers of
Contract Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has  been  canceled,  a new  Asset  Reallocation/Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described in "Transfers and Withdrawals from the
Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that  generally  are  allowed as  discussed  under  "Transfers  of Contract
Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   The  Company  effects  transfers  between  Subaccounts  at  their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract  Year.  Also,  the Contract is not designed  for  professional  "market timing"  organizations,  or other  organizations  or  individuals  engaging in a market timing strategy,  or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund.
These  kinds  of  strategies  and  transfer  activities  are  disruptive  to the
Underlying Funds in which the Subaccounts invest. If the Company determines that your transfer  patterns among the  Subaccounts  are disruptive to the Underlying
Funds,  the  Company  may among  other  things,  restrict  the  availability  of telephone  transfers  or other  electronic  transfers  and may require  that you submit transfer requests in writing via regular U.S. mail. We may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners.  Also,  certain of the Underlying  Funds have in place  limits on the number of transfers  permitted in a Contract  Year, which  limits  are more  restrictive  than 14 per  Contract  Year.  The  Company reserves  the  right  to  limit  the  size and  frequency  of  transfers  and to discontinue telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.95%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.95% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date.  See the Statement of Additional
Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  Withdrawals  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

   The  Company  requires  the  signature  of  the  Owner  on  any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal zero.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider.  See the  discussion of the Annual Stepped Up Death Benefit;
Guaranteed  Growth Death  Benefit;  Combined  Annual  Stepped Up and  Guaranteed
Growth Death Benefit;  Enhanced Death Benefit;  Combined  Enhanced Death Benefit
and  Annual  Stepped Up Death  Benefit;  Combined  Enhanced  Death  Benefit  and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion of the tax consequences in the event of death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If WITHDRAWAL  the Annuitant dies prior to the Annuity
Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit  proceeds will be payable  under the Contract.  The Owner may name a new
Annuitant  within 30 days of the  Annuitant's  death.  If a new Annuitant is not named,  the Company will  designate the Owner as Annuitant.  On the death of the
Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated  Beneficiary  pursuant to the Annuity
Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                        ===============================
                        PURCHASE PAYMENT AGE
                             (IN YEARS)          CHARGE
                        -------------------------------
                                  1                7%
                                  2                7%
                                  3                6%
                                  4                5%
                                  5                4%
                                  6                3%
                                  7                2%
                             8 and over            0%
                        ===============================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contracts.  The withdrawal charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.95%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

               =================================================
                                            ANNUAL MORTALITY AND
               CONTRACT VALUE               EXPENSE RISK CHARGE
               -------------------------------------------------
               Less than $25,000 ...........       1.10%
               $25,000 or more .............       0.95%
               =================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering  the Contract and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 1.10%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  and you may not terminate a Rider after issue,  unless otherwise  stated.  The Company deducts a monthly charge from Contract Value for any  Riders  elected  by the  Owner.  The  amount  of the  charge  is equal to a percentage,  on an annual  basis,  of your  Contract  Value.  Each Rider and its charge are listed below. A RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not
select Riders with a total charge that exceeds 1.55% of Contract Value (1.00% of
Contract Value if you select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase the Extra Credit Rider at 5% with a cost of 0.70%
and the 0-Year Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such Riders,  1.40%,  would exceed the maximum Rider charge of
1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.15%
                              5%              0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.20%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, the Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                              3%              0.10%
                              5%              0.20%
                              6%              0.25%
                              7%              0.30%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   The charge for this Rider will be  deducted  for a period of seven years from the Contract  Date.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.  The charge  varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                              3%                   0.40%
                              4%                   0.55%
                              5%                   0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the  seven-year  period  beginning on Contract  Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns  are greater  than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the Rider.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT RATE     (NET OF EXPENSES)
                 ---------------------------------------------
                           3%                     -5.00%
                           4%                     -1.50%
                           5%                      0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine  if the Owner is eligible  for a waiver.  The charge for this
Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If you purchase this Rider,  the withdrawal charge  selected  under the Rider will  apply in lieu of the  7-year  withdrawal charge schedule described under "Contingent  Deferred Sales Charge." If you have also purchased an Extra Credit Rider,  you may forfeit all or part of any Credit
Enhancement in the event of a full or partial withdrawal. See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

   The Company defines  "totally and permanently  disabled" as follows:  (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least 5 full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See the Company's definition of "totally and permanently disabled" as described above.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2or older; anD

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least an  annual  effective  rate of 3% which  will  accrue  daily  ("Guaranteed
Rate").  Such  interest  will  be  paid  regardless  of  the  actual  investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate ("Current  Rate") that exceeds the  Guaranteed  Rate. The
Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same  fashion for a Contract  that has  Contract  Value  allocated  to the Fixed
Account as for a Contract that has Contract Value allocated to the  Subaccounts.
See "Death Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that The Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee Retirement Income Security Act of 1974 (ERISA)). For loans issued under plans that are subject to ERISA,  the maximum  amount of all loans is the lesser of: (1)  $50,000  reduced by the excess  of: (a) the  highest  outstanding  loan balance within the preceding  12-month  period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or (2) 50% of the Contract  Value.  In any case,  the maximum loan balance outstanding at any time may not exceed 80% of Contract Value.  Two new loans are permitted  each Contract Year but only one loan can be  outstanding at any time.
The  Internal  Revenue  Code  requires  aggregation  of  all  loans  made  to an individual employee under a single employer plan. However, since the Company has no information concerning  outstanding loans with other providers,  we will only use information  available under annuity contracts issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the Loan  Account  earn 3%, the minimum  rate of interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will  earn 3%) will  always  be  equal in  amount  to the outstanding loan balance, the net cost of a loan is the interest rate charged by the Company less 3%.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate  retirement  savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contract comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

   SECTION  403(B).  Code Section  403(b)  permits  public school  employees and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTION 408 AND 408A.  INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements  imposed by the IRS.  Purchasers  of the Contract for such purposes will be provided with such  supplementary  information as may be required by the
IRS or other appropriate  agency, and will have the right to revoke the Contract under certain  circumstances.  See the IRA Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the Contractowner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An "eligible  retirement  plan" will be another  Section  403(b)  plan,  or a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contract,  the  Separate  Account  may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available  for purchase  until  December  2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security;  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus does not include all of the information  included in the Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three  years in the period  ended  December  31,  2002,  are included in the  Statement  of  Additional  Information.  There are no financial statements of Variable  Annuity Account XIV - AEA  Valuebuilder  included in the
Statement of Additional  Information  as no amounts had been  deposited  therein under the Contract through December 31, 2002.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND STRATEGIES FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee  that the  investment  objectives  and  strategies  of any
Underlying Fund will be met.
--------------------------------------------------------------------------------

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES,  RESTRICTIONS AND
RISKS, EXPENSES PAID BY THE UNDERLYING FUNDS, AND OTHER RELEVANT INFORMATION MAY
BE FOUND IN THE RESPECTIVE  PROSPECTUSES.  PROSPECTUSES FOR THE UNDERLYING FUNDS
SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. A PROSPECTUS MAY BE OBTAINED
BY CALLING 1-800-888-2461.

AIM GROWTH SERIES -- AIM Growth Series is organized as a Delaware business trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end  series  management  investment  company  consisting  of four  separate series.

   AIM BASIC  VALUE  FUND  (CLASS A).  AIM Basic  Value  Fund (the  "Fund") is a
separate series of the AIM Growth Series.  A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 65% of its
total   assets  in  equity   securities   of  U.S.   issuers  that  have  market
capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP  CORE  EQUITY  FUND  (CLASS  A).  AIM Mid Cap  Core  Equity  Fund
(formerly  AIM Mid Cap  Equity  Fund) (the  "Fund") is a separate  series of AIM
Growth Series. A I M Advisors,  Inc.,  located at 11 Greenway Plaza,  Suite 100,
Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of mid-cap companies. In complying with  the  80%  investment  requirement,  the  Fund's  investments  may  include synthetic instruments.  Synthetic instruments are investments that have economic characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a mid-cap company if it has a market  capitalization,  at the time of purchase,  within the range of market capitalizations of companies,  included in the Russell Midcap™ Index.  The Russell Midcap Index measures the performance of the  800  companies  in the  Russell  1000®  Index  with  the  lowest  market capitalization.  These companies are considered  representative  of medium-sized companies.  The Fund may invest up to 20% of its net assets in equity securities of companies in other market  capitalization  ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH FUND  (CLASS A). AIM Small Cap Growth Fund (the  "Fund")
is a separate series of AIM Growth Series. A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund seeks to meet this  objective by investing,  normally,  at least 80% of its net  assets,  plus the amount of any  borrowings  for  investment  purposes,  in small-cap companies. In complying with the 80% investment requirement,  the Fund will invest primarily in marketable  equity  securities,  including  convertible securities, but its investments may include other securities,  such as synthetic
instruments.   Synthetic   instruments  are   investments   that  have  economic
characteristics  similar  to the  Fund's  direct  investments,  and may  include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase,  within the range of market capitalizations of companies,  included in the  Russell  2000®  Index.  The Russell  2000 Index is a widely  recognized, unmanaged  index of common  stocks that  measures the  performance  of the 2,000 smallest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.  The Fund may also invest up to 20% of its net assets in equity securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations  of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

AIM EQUITY FUNDS -- AIM Equity Funds is organized as a Delaware  business  trust and is registered  under the Investment  Company Act of 1940, as amended,  as an open-end series management  investment  company  consisting of thirteen separate series.

   AIM BLUE CHIP FUND  (CLASS A). AIM Blue Chip Fund (the  "Fund") is a separate series of AIM Equity Funds. A I M Advisors,  Inc., located at 11 Greenway Plaza,
Suite 100, Houston, Texas, 77046-1173, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVES AND  STRATEGIES:  To seek long-term  growth of capital with a  secondary  objective  of  current  income.  The  Fund  seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

AMERICAN  CENTURY®  INVESTMENTS,  INC.-- American Century  Investments,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   AMERICAN  CENTURY  HERITAGE FUND (ADVISOR  CLASS).  American Century Heritage
Fund (the  "Fund") is a separate  Fund of  American  Century  Investments,  Inc.
American  Century  Investment  Management,  Inc.,  located at 4500 Main  Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase, although it may purchase companies of any size.
The Fund  managers  look for stocks of companies  they believe will  increase in value  over time,  using a growth  investment  strategy  developed  by  American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN  CENTURY SELECT FUND (ADVISOR  CLASS).  American Century Select Fund
(the "Fund") is a separate Fund of American Century  Investments,  Inc. American
Century Investment  Management,  Inc., located at 4500 Main Street, Kansas City,
Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term capital growth.  The
Fund  generally  invests in common stocks of larger  companies,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN CENTURY EQUITY INCOME FUND (ADVISOR CLASS).  American Century Equity
Income Fund (the  "Fund") is a separate  Fund of American  Century  Investments,
Inc. American Century Investment Management,  Inc., located at 4500 Main Street,
Kansas City, Missouri, 64111, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek to provide  current  income.
Capital appreciation is a secondary objective. The Fund managers look for stocks with favorable dividend-paying history that have prospects for dividend payments to continue or increase. The Fund, under normal market circumstances, intends to keep at least 85% of its assets  invested  in  income-paying  securities  and at least 65% of its assets in U.S. equity securities. The Fund may invest a portion of its assets in  convertible  debt  securities,  equity-equivalent  securities,
foreign   securities,   debt  securities  of  companies,   debt  obligations  of
governments and their agencies,  non-leveraged stock index futures contracts and other similar securities.

   AMERICAN CENTURY INTERNATIONAL GROWTH FUND (ADVISOR CLASS).  American Century
International  Growth Fund (the "Fund") is a separate  Fund of American  Century
Investments,  Inc. American Century Investment Management, Inc., located at 4500
Main Street,  Kansas City, Missouri,  64111, serves as investment adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

ARIEL MUTUAL FUNDS -- Ariel  Mutual Funds are series of Ariel  Investment  Trust which is registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company.

   ARIEL FUND. Ariel Fund (the "Fund") is a separate Fund of Ariel Mutual Funds.
Ariel Capital Management,  Inc., located at 200 East Randolph Drive, Suite 2900,
Chicago, Illinois, 60601, serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek long-term capital appreciation.
To pursue this goal, the Fund invests primarily in the stocks of small companies with a market  capitalization  under $2 billion at the time of  investment.  The
Fund seeks to invest in sound companies that many other institutional  investors have  misunderstood or ignored.  These companies share three attributes that the
Fund's adviser believes should result in capital  appreciation  over time: (1) a product or service  whose strong brand  franchise  and loyal  customer base pose formidable barriers to potential competition; (2) capable, dedicated management;
(3) a solid  balance  sheet  with high  levels of cash flow and a low  burden of debt.  The Fund's  adviser  holds  investments  for a relatively  long period of time--typically three to five years.

   ARIEL  PREMIER  BOND FUND  (INVESTOR  CLASS).  Ariel  Premier Bond Fund ("the
Fund") is a separate Fund of Ariel Mutual Funds. Ariel Capital Management, Inc.,
located at 200 East Randolph Drive, Suite 2900, Chicago, Illinois, 60601, serves as investment  adviser of the Fund and Lincoln  Capital Fixed Income  Management
Company,  LLC located at 200 South Wacker Drive, Suite 2100, Chicago,  Illinois,
60606 serves as investment sub-adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To maximize  total return  through a combination of income and capital appreciation.  Under normal market conditions, the Fund  invests  at least  80% of its net  assets  (calculated  at the time of investment)  in high quality  fixed-income  securities  for which a ready market exists. If the securities are private sector issues--corporate bonds, commercial paper or bonds  secured by assets  such as home  mortgages--generally  they must have earned an "A" rating or better  from a  nationally  recognized  statistical rating  organization,  such as Moody's Investors  Service,  Standard & Poor's or
Fitch IBCA Duff & Phelps.  The Fund's adviser also considers all bonds issued by the U.S. government and its agencies to be high quality.

CALAMOS  INVESTMENT  TRUST -- Calamos  Investment  Trust is registered under the
Investment  Company Act of 1940, as amended,  as a series management  investment company.

   CALAMOS GROWTH FUND (CLASS A). Calamos Growth Fund (the "Fund") is a separate series of Calamos Investment Trust. Calamos® Asset Management,  Inc., located at
1111 E. Warrenville Road, Naperville, Illinois, 60563-1463, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek long-term  capital growth.  In pursuing  the  objective  of the Fund,  Calamos  Asset  Management,  Inc.  seeks securities  that,  in its  opinion,  are  undervalued  and  offer  above-average potential for earnings growth coupled with financial strength and stability. The
Fund's portfolio may include securities of well-established companies with large market  capitalizations as well as small,  unseasoned companies.  Although it is anticipated that the Fund will invest primarily in equity  securities,  the Fund may invest in convertible  securities,  preferred stocks and obligations such as bonds,  debentures  and notes that, in the opinion of Calamos Asset  Management,
Inc.,  present  opportunities for capital  appreciation.  The Fund may engage in active and frequent trading of portfolio securities.

   CALAMOS GROWTH AND INCOME FUND (CLASS A). Calamos Growth and Income Fund (the
"Fund")  is a  separate  series of  Calamos  Investment  Trust.  Calamos®  Asset
Management,  Inc.,  located at 1111 E. Warrenville Road,  Naperville,  Illinois,
60563-1463, serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek high  long-term  total return through growth and current income.  The Fund invests  primarily in a diversified portfolio  of  convertible,  equity  and  fixed-income  securities,  with  equal emphasis on capital appreciation and current income. The convertible  securities may be either debt  securities  or preferred  stocks that can be  exchanged  for common  stock.  The  average  term to  maturity  of the  convertible  securities purchased by the Fund will typically  range from five to ten years. In addition, a  significant  portion of the Fund's  convertible  securities  investments  are comprised of securities  that have not been registered for public sale, but that are eligible for purchase  and sale by certain  qualified  institutional  buyers
(Rule 144A securities).

   The Fund's  assets not  invested in  convertible  securities  are invested in common stocks that, in its opinion,  provide opportunities for long-term capital appreciation,  or in other securities as described in the Fund's prospectus. The
Fund generally invests in smaller and medium-sized companies,  the securities of which tend to be more  volatile  and less liquid than the  securities  of larger companies.  In  addition,  the  Fund may  invest  without  limit  in high  yield fixed-income securities (often referred to as "junk bonds").

   DREYFUS  APPRECIATION  FUND,  INC.--  Dreyfus  Appreciation  Fund,  Inc. (the
"Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To  seek  long-term  capital  growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

DREYFUS GROWTH AND VALUE FUNDS,  INC.-- Dreyfus Growth and Value Funds,  Inc. is
registered under the Investment Company Act of 1940, as amended,  as an open-end management investment company, consisting of nine series.

   DREYFUS PREMIER  STRATEGIC  VALUE FUND (CLASS A). Dreyfus  Premier  Strategic
Value Fund (the "Fund") is a separate  series of Dreyfus Growth and Value Funds,
Inc. The Dreyfus  Corporation,  located at 200 Park Avenue,  New York, New York,
10166, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek capital appreciation.  To pursue this goal,  the Fund  invests  at least 80% of its assets in stocks.  The Fund's stock  investments may include common stocks,  preferred  stocks and convertible securities,  including those purchased in initial public  offerings.  The Fund's
portfolio   manager   identifies   potential   investments   through   extensive
quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   DREYFUS  MIDCAP  VALUE  FUND.  Dreyfus  Midcap  Value Fund (the  "Fund") is a
separate series of Dreyfus Growth and Value Funds, Inc. The Dreyfus Corporation,
located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek to surpass the performance of the Russell  Midcap Value Index.  To pursue this goal, the Fund invests at least
80% of its  assets in midcap  stocks  with  market  capitalizations  between  $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL  MONEY MARKET FUND (CLASS B).  General Money Market Fund (the "Fund")
is  registered  under the  Investment  Company  Act of 1940,  as  amended,  as a diversified  open-end management  investment company.  The Dreyfus  Corporation, located at 200 Park  Avenue,  New York,  New York,  10166,  serves as the Fund's investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek as high a level  of  current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

o  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

o  repurchase agreements

o  asset-backed securities

o  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

o  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated foreign bank obligations.

FIDELITY  ADVISOR  SERIES -- Fidelity  Advisor  Series is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust.

   FIDELITY® ADVISOR VALUE STRATEGIES FUND (CLASS T). The Fidelity Advisor Value
Strategies  Fund (the "Fund') is a separate  series of Fidelity  Advisor Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT  STRATEGIES:  The Fund  normally  invests its assets  primarily in common  stocks.  The Fund  invests in  securities  of  companies  that  Fidelity
Management & Research  Company  believes are  undervalued in the  marketplace in relation to factors  such as the assets,  earnings,  or growth  potential.  (The stocks of these companies are often called "value"  stocks.) The Fund focuses on investments in securities  issued by medium-sized  companies,  but may also make substantial investments in securities issued by larger or smaller companies. The
Fund may  invest  in  domestic  and  foreign  issuers.  In  buying  and  selling securities  for the Fund,  Fidelity  Management  &  Research  Company  relies on fundamental  analysis of each issuer and its  potential  for success in light of its current financial  condition,  its industry position and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

   FIDELITY®  ADVISOR  DIVIDEND GROWTH FUND (CLASS T). Fidelity Advisor Dividend
Growth  Fund (the  "Fund")  is a separate  series of  Fidelity  Advisor  Series.
Fidelity Management & Research Company, located at 82 Devonshire Street, Boston,
Massachusetts, 02109, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   INVESTMENT STRATEGIES:  The Fund normally invests primarily in common stocks.
The Fund  normally  invests at least 80% of its total assets in  companies  that
Fidelity  Management & Research Company believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently  paid. The Fund may invest in domestic and foreign  issuers.  Fidelity
Management  &  Research  Company  uses  fundamental  analysis  of each  issuer's financial  condition and industry position and market and economic conditions to select investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND (CLASS T). Fidelity Advisor Mid Cap Fund (the
"Fund") is a separate series of Fidelity Advisor Series.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company,  normally invests at least 80% of the Fund's total assets in securities of companies with medium market capitalization.  The Investment Manager may also
invest  the  Fund's   assets  in  companies   with  smaller  or  larger   market
capitalizations.

   The Investment  Manager may invest the Fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

   The Investment Manager is not constrained by any particular investment style.
At any given time,  the  Investment  Manager may tend to buy "growth"  stocks or
"value" stocks, or a combination of both types. In buying and selling securities for the Fund,  the Investment  Manager  relies on  fundamental  analysis of each issuer  and  its  potential  for  success  in  light  of its  current  financial condition,  its industry position,  and economic and market conditions.  Factors considered include growth potential, earnings estimates, and management.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Advisor  International  Capital  Appreciation  Fund  (the  "Fund")  is a fund of
Fidelity  Advisor  Series.  Fidelity  Advisor  Series  is  registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company  organized as a  Massachusetts  business  trust.  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   INVESTMENT STRATEGIES: The Investment Manager, Fidelity Management & Research
Company, normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets.  The Investment Manager normally invests the fund's assets primarily in common stocks.

   The Investment  Manager may also lend the Fund's securities to broker-dealers or other institutions to earn income for the Fund.

   The Investment Manager may use various techniques, such as buying and selling futures  contracts,  to  increase or  decrease  the Fund's  exposure to changing security prices or other factors that affect security values.  If the Investment
Manager's  strategies  do not work as  intended,  the Fund may not  achieve  its objective.

INVESCO STOCK FUNDS,  INC.-- INVESCO Stock Funds,  Inc. is registered  under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of seven series, one of which is represented herein.

   INVESCO  DYNAMICS  FUND (CLASS K).  INVESCO  Dynamics  Fund (the "Fund") is a
separate series of INVESCO Stock Funds, Inc. INVESCO Funds Group,  Inc., located at 7800 East Union Avenue, Denver, Colorado, serves as the investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund pursues its  objective  by  investing  primarily  in common  stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

INVESCO SECTOR FUNDS,  INC.-- INVESCO Sector Funds, Inc. is registered under the
Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of nine series, one of which is represented herein.

   INVESCO  TECHNOLOGY FUND (CLASS K). INVESCO Technology Fund (the "Fund") is a
separate series of INVESCO Sector Funds, Inc. INVESCO Funds Group, Inc., located at 7800 East Union Avenue,  Denver,  Colorado,  serves as the Fund's  investment adviser.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek growth of capital.  The Fund
invests   primarily  in  the  equity   securities   of   companies   engaged  in
technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

PIMCO FUNDS -- PIMCO Funds is  registered  under the  Investment  Company Act of
1940, as amended, as an open-end management investment company.

   PIMCO  HIGH YIELD FUND  (CLASS  A).  PIMCO High Yield Fund (the  "Fund") is a
separate  series of the  PIMCO  Funds:  Pacific  Investment  Management  Series.
Pacific Investment  Management Company LLC, located at 840 Newport Center Drive,
Suite 300, Newport Beach,  California,  92660,  serves as the Fund's  investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek maximum total return, consistent with preservation of capital and prudent investment  management.  To pursue this goal, the Fund invests under normal  circumstances at least 80% of its assets in a  diversified  portfolio of high yield  securities  ("junk  bonds") rated below investment  grade but rated at least B by Moody's or  Standard & Poor's,  or, if unrated,  determined  by the Fund's  adviser to be of  comparable  quality.  The remainder of the Fund's assets may be invested in investment  grade fixed income instruments.  The average portfolio duration of this Fund normally varies within a two- to six-year  timeframe based on PIMCO's  forecast for interest rates. The
Fund may invest up to 15% of its assets in  euro-denominated  securities and may invest  without  limit in U.S.  dollar-denominated  securities.  The  Fund  will normally  hedge at least 75% of its  exposure  to the euro to reduce the risk of loss due to fluctuations in currency  exchange rates.  The Fund may invest up to
25% of its assets in derivative instruments,  such as options, futures contracts or swap  agreements.  The Fund may  invest  all of its  assets in  mortgage-  or asset-backed  securities.  The Fund may lend its  portfolio  securities  to earn income  and may,  without  limitation,  seek to obtain  market  exposure  to the securities  in which it primarily  invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

SECURITY INCOME FUND -- Security Income Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of three series, two of which are represented herein.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund (the "Fund") is a separate series of Security Income Fund. The Fund invests all of its  assets  in a master  portfolio  (the  "Portfolio").  Deutsche  Asset
Management, Inc., 280 Park Avenue, New York, New York 10017 serves as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek a high level of current income while  seeking to  maintain  a stable  value per share.  The Fund,  through  the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

   SECURITY  DIVERSIFIED INCOME FUND (CLASS A). Security Diversified Income Fund
(the "Fund") is a separate series of Security Income Fund.  Security  Management
Company,  LLC, One Security Benefit Place, Topeka,  Kansas, serves as the Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek a high level of interest income with security of principal. The Fund pursues its objective,  under normal market conditions,  by investing  primarily in a  diversified  portfolio of  investment grade debt securities.  The Fund expects to maintain a weighted average duration of three to ten  years.  The debt  securities  in which  the Fund  invests  will primarily  be  domestic  securities,  but may also  include  dollar  denominated foreign  securities.  Some of the asset  classes in which the Fund  invests  may include  investment grade corporate debt securities,  high yield debt securities
(also  known as "junk  bonds"),  investment  grade  mortgage-backed  securities, investment grade asset-backed  securities,  and U.S. Government securities.  The
Fund may also invest a portion of its assets in options and futures contracts.

SECURITY EQUITY FUND -- Security Equity Fund is registered  under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company, consisting of nine series, six of which are represented herein.

   SECURITY  GLOBAL SERIES (CLASS A).  Security  Global Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as the Fund's investment
Adviser.  Security  Management Company has engaged  OppenheimerFunds,  Inc., 498
Seventh  Avenue,  New York,  New York  10018,  to  provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek  long-term  growth of capital primarily through investment in securities of companies in foreign countries and the United  States.  The Fund pursues its objective by  investing,  under normal market conditions, in a diversified portfolio of securities with at least 65% of its total  assets in at least  three  countries,  one of which may be the United
States.  The Fund  primarily  invests in foreign and domestic  common  stocks or convertible stocks of growth-oriented  companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments.  The Fund may actively trade its investments without regard to the  length of time they have been owned by the Fund.  Investments  in debt securities may be made when market conditions are uncertain.  The Fund also may invest a portion of its assets in  options,  futures  contracts  and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to  maintain  exposure  to the equity  markets.  The Fund may also  invest in emerging market countries.

   SECURITY  EQUITY SERIES (CLASS A).  Security  Equity Series (the "Fund") is a
separate series of Security Equity Fund. Security  Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a widely-diversified  portfolio of equity  securities,  which may include American
Depositary  Receipts  ("ADRs") and  convertible  securities.  The Fund typically invests in the equity  securities  of  companies  whose total market value is $5 billion or greater at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.  The Fund may invest in a variety of investment companies,  including those that seek to track the  composition  and  performance of a specific index.
The Fund may use these  index-based  investments  as a way of managing  its cash position,  to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH SERIES (CLASS A).  Security Large Cap Growth Series
(the "Fund") is separate  series of Security  Equity Fund.  Security  Management
Company,  LLC, One Security  Benefit  Place,  Topeka,  Kansas  66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets (plus borrowings for investment  purposes) in common stock and other equity securities of large capitalization companies that, in the opinion of Security Management Company, have long-term capital growth potential.
The Fund  defines  large  capitalization  companies  as those whose total market value is at least $5 billion at the time of purchase. The Fund invests primarily in a portfolio of common  stocks,  which may include  ADRs and other  securities with common stock  characteristics,  such as securities  convertible into common stocks.  The Fund is non-diversified as defined in the Investment Company Act of
1940,  which  means that it may hold a larger  position  in a smaller  number of
securities  than  a  diversified   fund.  The  Fund  may  also  concentrate  its
investments  in a  particular  industry  that  represents  20%  or  more  of its benchmark index, the Russell 1000 Growth Index.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE SERIES  (CLASS A).  Security Mid Cap Value Series (the
"Fund") is separate series of Security Equity Fund. Security Management Company,
LLC, One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH SERIES (CLASS A).  Security Small Cap Growth Series
(the "Fund") is a separate series of Security Equity Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser. Security Management Company has engaged RS Investment
Management, L.P. ("RS Investment"), 388 Market Street, San Francisco, California
94111, to provide investment advisory services to the Fund.

   INVESTMENT OBJECTIVE AND STRATEGIES: To seek long-term growth of capital. The
Fund  pursues  its  investment  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in equity securities of companies with market  capitalizations of $750 million or less at the time of investment that, in the opinion of RS Investment, have the  potential  for  long-term  capital  growth.  The Fund may  invest  the remainder of its assets in  securities  of  companies of any size.  The Fund may also engage in short  sales of  securities  it expects to decline in price.  The
Fund  will   likely   invest  a  portion  of  its  assets  in   technology   and
Internet-related companies.

   In selecting investments for the Fund, RS Investment looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

   SECURITY  SOCIAL  AWARENESS  SERIES (CLASS A). Social  Awareness  Series (the
"Fund")  is a separate  series of  Security  Equity  Fund.  Security  Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment Adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its  objective  by  investing,  under  normal  market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social IndexSM, which companies will be deemed to comply with the Fund's social criteria. The Fund typically invests in the common stock of companies whose total market value is $5 billion or greater at the time of purchase.

SECURITY  LARGE CAP VALUE  FUND --  Security  Large  Cap  Value  Fund  (formerly
Security Growth and Income Fund) (the "Fund") is registered under the Investment
Company Act of 1940, as amended, as an open-end  management  investment company.
Security Management  Company,  LLC, One Security Benefit Place,  Topeka,  Kansas
66636, serves as the Fund's investment adviser.  Security Management Company has engaged The Dreyfus  Corporation,  200 Park Avenue, New York, New York 10166, to
provide investment advisory services to the Fund.

   INVESTMENT  OBJECTIVES AND STRATEGIES:  To seek long-term  growth of capital.
The Fund pursues its objective by investing,  under normal market conditions, at least  80% of its net  assets  (plus  borrowings  for  investment  purposes)  in large-capitalization  value  companies  (those  whose total  market  value is $5 billion or greater at the time of purchase).  The Fund's stock  investments  may include common stocks,  preferred stocks and convertible securities of both U.S.
and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

SECURITY MID CAP GROWTH FUND -- Security Mid Cap Growth Fund (formerly  Security
Ultra Fund) (the "Fund") is registered under the Investment Company Act of 1940, as amended,  as an open-end management  investment company.  Security Management
Company,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, serves as the
Fund's investment adviser.

   INVESTMENT OBJECTIVE AND STRATEGIES:  To seek capital appreciation.  The Fund pursues its objective by investing, under normal market conditions, at least 80%
of its net assets (plus  borrowings  for  investment  purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are similar to those of companies  in the S&P Mid Cap 400 Index.  The index currently  consists of securities of companies with  capitalizations  that range from $135 million to $8 billion.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

STRONG  CONSERVATIVE EQUITY FUNDS, INC.-- Strong Conservative Equity Funds, Inc.
is registered as an open-end management  investment company under the Investment
Company Act of 1940, as amended.

   STRONG GROWTH AND INCOME FUND (ADVISOR  CLASS).  The Strong Growth and Income
Fund (the "Fund") is a separate series of Strong Conservative Equity Funds, Inc.
Strong  Capital  Management,   Inc.,  100  Heritage  Reserve,  Menomonee  Falls,
Wisconsin 53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek high total return by investing for capital  growth and  income.  The Fund,  under  normal  conditions,  focuses primarily on the stocks of large-capitalization,  dividend-paying U.S. companies that offer the potential for capital growth.  To a limited extent,  the Fund may also invest in foreign-based  companies,  primarily through American  Depositary
Receipts  (ADRs).  The  manager's  investment  philosophy  is that the stocks of companies with strong  relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those companies that are improving their returns on invested  capital.  The manager utilizes  fundamental  analysis such as management  interviews and financial  statement  analysis.  In addition, quantitative  analysis is utilized to screen undervalued  securities,  improving returns and earnings growth.

STRONG  EQUITY  FUNDS,  INC.--  Strong  Equity  Funds,  Inc. is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

   STRONG GROWTH 20 FUND (ADVISOR CLASS). The Strong Growth 20 Fund (the "Fund")
is a separate  series of Strong Equity Funds,  Inc.  Strong Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

   STRONG ADVISOR SMALL CAP VALUE FUND (CLASS A). Strong Advisor Small Cap Value
Fund (the  "Fund") is a separate  series of Strong  Equity  Funds,  Inc.  Strong
Capital  Management,  Inc., 100 Heritage  Reserve,  Menomonee  Falls,  Wisconsin
53051, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

   The Fund writes put and call options.  To a limited extent, the Fund may also invest in foreign securities.

STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Opportunity Fund (the "Fund") is
a separate series of Strong Equity Funds, Inc. Strong Capital Management,  Inc.,
100 Heritage  Reserve,  Menomonee Falls,  Wisconsin 53051,  serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth.  The  Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

VAN KAMPEN EQUITY AND INCOME FUND (CLASS A) -- Van Kampen Equity and Income Fund
(the "Fund") is registered as an open-end  management  investment  company under the  Investment  Company Act of 1940,  as amended.  Van Kampen Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND  STRATEGIES:  To seek the highest  possible  income consistent with safety of principal. Long-term growth of capital is an important secondary  objective.  The Fund seeks to achieve its  investment  objectives  by investing  primarily in  income-producing  equity instruments  (including common stocks,  preferred  stocks and  convertible  securities)  and  investment  grade quality debt securities. The Fund emphasizes a value style of investing, seeking well-established,  undervalued companies that Van Kampen Asset Management,  Inc.
believes  offer the  potential for income with safety of principal and long-term growth  of  capital.  The Fund  may  invest  up to 25% of its  total  assets  in securities  of foreign  issuers and may  purchase  and sell  certain  derivative
instruments,   such  as  options,  futures  contracts  and  options  on  futures contracts.

VAN KAMPEN  COMSTOCK FUND (CLASS A) -- Van Kampen  Comstock Fund (the "Fund") is
registered as an open-end  management  investment  company under the  Investment
Company Act of 1940, as amended.  Van Kampen Asset  Management  Inc., 1 Parkview
Plaza,  Oakbrook Terrace,  Illinois 60181,  serves as investment  adviser of the
Fund.

   INVESTMENT  OBJECTIVE  AND  STRATEGIES:  To seek  capital  growth  and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

VAN KAMPEN AGGRESSIVE GROWTH FUND (CLASS A) -- Van Kampen Aggressive Growth Fund
(the "Fund") is registered as an open-end  management  investment  company under the Investment Company Act of 1940, as amended.  Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Fund.

   INVESTMENT  OBJECTIVE AND STRATEGIES:  To seek capital growth. The Fund seeks to achieve its  investment  objective  under normal  conditions  by investing at least 65% of the Fund's total assets in common stocks or other equity securities of  companies  that  Van  Kampen  Investment  Advisory  Corp.  believes  have an above-average potential for capital growth. The Fund focuses primarily on equity securities of small- and medium-sized companies, although the Fund may invest in larger-sized  companies that Van Kampen Investment  Advisory Corp. believes have an above-average  potential for capital growth. The Fund may invest up to 25% of its total  assets in  securities  of foreign  issuers and may  purchase and sell certain derivative instruments,  such as options,  futures contracts and options on futures contracts.

                    SECURITY BENEFIT ADVISOR VARIABLE ANNUITY

                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       DEFERRED VARIABLE ANNUITY CONTRACT

               ISSUED BY:                          MAILING ADDRESS:
        SECURITY BENEFIT LIFE                  SECURITY BENEFIT LIFE
          INSURANCE COMPANY                        INSURANCE COMPANY
        ONE SECURITY BENEFIT PLACE             P.O. BOX 750497
        TOPEKA, KANSAS 66636-0001              TOPEKA, KANSAS 66675-0497
        1-800-888-2461
--------------------------------------------------------------------------------

   This Prospectus  describes the Security Benefit Advisor  Variable  Annuity--a flexible  purchase payment  deferred  variable annuity contract (the "Contract")
offered by Security Benefit Life Insurance Company (the "Company"). The Contract
is available for  individuals  in connection  with a retirement  plan  qualified under Section 403(b),  408 or 408A of the Internal Revenue Code. The Contract is
designed to give you  flexibility in planning for retirement and other financial goals.

   You may allocate  your  purchase  payments to one or more of the  Subaccounts that  comprise a separate  account of the Company  called the  Variable  Annuity
Account  XIV -  Security  Benefit  Advisor  Variable  Annuity,  or to the  Fixed
Account. Each Subaccount invests in a corresponding mutual fund (the "Underlying
Fund"). The Subaccounts currently available under the Contract are:

o  AIM Basic Value                            o  Northern Select Equity
o  AIM Mid Cap Core Equity                    o  PIMCO Real Return
     (formerly AIM Mid Cap Equity)            o  PIMCO Total Return
o  AIM Small Cap Growth                       o  RS Partners*
o  AIM Blue Chip                              o  Rydex Sector Rotation*
o  American Century® Heritage                 o  Security Alpha Opportunity*
o  American Century® Select                   o  Security Diversified Income
o  American Century® Equity Income            o  Security Global*
o  American Century®                          o  Security Equity
     International Growth                     o  Security High Yield*
o  American Century Ultra®                    o  Security Large Cap Value
o  Dreyfus Appreciation                       o  Security Large Cap Growth*
o  Dreyfus Premier Strategic Value            o  Security Capital Preservation
o  Dreyfus Midcap Value                       o  Security Mid Cap Growth
o  Dreyfus General Money Market               o  Security Mid Cap Value
o  Fidelity Advisor Value Strategies          o  Security Small Cap Growth*
o  Fidelity Advisor Dividend Growth           o  Security Social Awareness
o  Fidelity Advisor Mid Cap                   o  Strong Growth and Income
o  Fidelity Advisor International             o  Strong Growth 20*
     Capital Appreciation*                    o  Strong Advisor Small Cap Value*
o  Fidelity Advisor Real Estate*              o  Strong Opportunity*
o  INVESCO Dynamics                           o  Van Kampen Equity and Income
o  INVESCO Technology                         o  Van Kampen Comstock
o  Northern Institutional Balanced            o  Van Kampen Aggressive Growth
o  Northern Large Cap Value

*These Subaccounts are not available to members of the Teacher Retirement System of Texas who are  employees  of school  districts  or  open-enrollment  charter
 schools   purchasing  a  tax-sheltered   annuity  through  a  salary  reduction
 arrangement.

   Amounts that you allocate to the Subaccounts under a Contract will vary based on investment  performance  of the  Subaccounts.  No minimum  amount of Contract
Value is guaranteed.

   Amounts  allocated to the Fixed  Account earn interest at rates that are paid by the Company as described in "The Fixed Account."  Contract Value in the Fixed
Account is guaranteed by the Company.

   When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See "Annuity Options."

   This Prospectus  concisely sets forth  information about the Contract and the
Separate  Account  that you should  know before  purchasing  the  Contract.  The
"Statement of Additional  Information,"  dated May 1, 2003, which has been filed with the Securities and Exchange  Commission ("SEC") contains certain additional information.  The Statement of Additional Information, as it may be supplemented from time to time, is  incorporated  by reference  into this  Prospectus  and is available at no charge. You may obtain a Statement of Additional  Information or a prospectus for any of the Underlying  Funds by writing Security Benefit at One
Security Benefit Place, Topeka, Kansas 66636 or by calling  1-800-888-2461.  The contents  of the  Statement  of  Additional  Information  are set  forth in this
Prospectus.

   The SEC maintains a web site (http://www.sec.gov) that contains the Statement
of  Additional  Information,   material  incorporated  by  reference  and  other
information regarding companies that file electronically with the SEC.

--------------------------------------------------------------------------------
   THE SECURITIES AND EXCHANGE  COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES  OR  DETERMINED  IF THE  PROSPECTUS  IS  TRUTHFUL  OR  COMPLETE.  ANY
REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  YOU SHOULD  READ THIS
PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

   EXPENSES FOR THIS CONTRACT,  IF PURCHASED WITH AN EXTRA CREDIT RIDER,  MAY BE
HIGHER THAN EXPENSES FOR A CONTRACT WITHOUT AN EXTRA CREDIT RIDER. THE AMOUNT OF
CREDIT ENHANCEMENT MAY BE MORE THAN OFFSET BY ANY ADDITIONAL FEES AND CHARGES.

   THE CONTRACT IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR  GUARANTEED  BY
THE FEDERAL DEPOSIT INSURANCE  CORPORATION OR ANY OTHER GOVERNMENT  AGENCY.  THE
VALUE OF YOUR CONTRACT CAN GO UP AND DOWN AND YOU COULD LOSE MONEY.

DATE:  MAY 1, 2003, AS SUPPLEMENTED OCTOBER 1, 2003

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       The variable annuity covered by this Prospectus is the subject of a pending patent application in the United States Patent and Trademark Office.
--------------------------------------------------------------------------------

   Combined Enhanced, Annual Stepped Up,

APPENDIX A - IRA Disclosure Statement
APPENDIX B - Roth IRA Disclosure Statement

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YOU MAY NOT BE ABLE TO  PURCHASE  THE  CONTRACT  IN YOUR  STATE.  YOU SHOULD NOT
CONSIDER  THIS  PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY
OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON  INFORMATION  CONTAINED IN THIS
PROSPECTUS  OR THAT WE HAVE  REFERRED YOU TO. WE HAVE NOT  AUTHORIZED  ANYONE TO
PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.
--------------------------------------------------------------------------------

DEFINITIONS

   Various terms commonly used in this Prospectus are defined as follows:

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE-- The Annuity  Administration  Department  of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ACCUMULATION UNIT -- A unit of measure used to calculate Contract Value.

   ADMINISTRATIVE  OFFICE -- The Annuity  Administration  Department of Security
Benefit, P.O. Box 750497, Topeka, Kansas 66675-0497.

   ANNUITANT -- The person that you designate on whose life annuity payments may be  determined.  If you  designate  Joint  Annuitants,  "Annuitant"  means  both
Annuitants unless otherwise stated.

   ANNUITY -- A series of  periodic  income  payments  made by the Company to an
Annuitant,  Joint Annuitant,  or Beneficiary  during the period specified in the
Annuity Option.

   ANNUITY  OPTIONS -- Options under the Contract that  prescribe the provisions under which a series of annuity payments are made.

   ANNUITY PERIOD -- The period beginning on the Annuity Start Date during which annuity payments are made.

   ANNUITY START DATE -- The date when annuity  payments begin as elected by the
Owner.

   ANNUITY UNIT -- A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

   AUTOMATIC INVESTMENT PROGRAM -- A program pursuant to which purchase payments are  automatically  paid from your bank account on a specified day of each month or a salary reduction agreement.

   CONTRACT  DATE -- The date the  Contract  begins  as shown in your  Contract.
Annual Contract anniversaries are measured from the Contract Date. It is usually the date that your initial purchase payment is credited to the Contract.

   CONTRACT DEBT -- The unpaid loan balance including loan interest.

   CONTRACT  VALUE -- The total value of your Contract  which  includes  amounts allocated  to the  Subaccounts  and the Fixed  Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   CONTRACT YEAR -- Each twelve-month period measured from the Contract Date.

   CREDIT  ENHANCEMENT  -- An amount  added to  Contract  Value  under the Extra
Credit Rider.

   DESIGNATED  BENEFICIARY  -- The person having the right to the death benefit, if any,  payable  upon the death of the Owner or the  Joint  Owner  prior to the
Annuity  Start  Date.  The  Designated  Beneficiary  is the first  person on the following  list who, if a natural  person,  is alive on the date of death of the
Owner or the Joint Owner: the Owner;  the Joint Owner; the Primary  Beneficiary;
the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the
Owner's Estate.

   FIXED ACCOUNT -- An account that is part of the Company's  General Account to which you may  allocate all or a portion of your  Contract  Value to be held for accumulation  at  fixed  rates  of  interest  (which  may not be less  than  the
Guaranteed Rate) declared periodically by the Company. See "The Fixed Account."

   GENERAL  ACCOUNT -- All assets of the Company  other than those  allocated to the Separate Account or to any other separate account of the Company.

   GUARANTEED  RATE -- The minimum  interest  rate earned on the Fixed  Account, which  ranges from 1% to 3% based upon the state in which the Contract is issued and the requirements of that state.

   OWNER -- The person  entitled to the ownership  rights under the Contract and in whose name the Contract is issued.

   PARTICIPANT-- A Participant under a Qualified Plan.

   PURCHASE  PAYMENT -- An amount paid to the Company as  consideration  for the
Contract.

   SEPARATE  ACCOUNT -- The Variable  Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

   SUBACCOUNT-- A division of the Separate  Account of the Company which invests in a corresponding Underlying Fund.

   UNDERLYING  FUND -- A  mutual  fund  or  series  thereof  that  serves  as an investment vehicle for its corresponding Subaccount.

   VALUATION  DATE -- Each date on which the Separate  Account is valued,  which currently  includes  each  day  that the New  York  Stock  Exchange  is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents'
Day, Good Friday,  Memorial Day,  Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.

   VALUATION  PERIOD -- A period used in measuring the investment  experience of each  Subaccount of the Separate  Account.  The  Valuation  Period begins at the close  of one  Valuation  Date and  ends at the  close  of the  next  succeeding
Valuation Date.

   WITHDRAWAL  VALUE -- The amount you will receive upon full  withdrawal of the
Contract.  It is equal to Contract  Value less any Contract Debt, any applicable
withdrawal  charges,  any  pro  rata  account   administration  charge  and  any
uncollected premium taxes. If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested.

SUMMARY

   This summary provides a brief overview of the more significant aspects of the
Contract.  Further  detail is  provided in this  Prospectus,  the  Statement  of
Additional  Information,   and  the  Contract.   Unless  the  context  indicates
otherwise,  the  discussion in this summary and the remainder of the  Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed
Account is briefly described under "The Fixed Account" and in the Contract.

PURPOSE OF THE  CONTRACT -- The  flexible  purchase  payment  deferred  variable annuity  contract (the  "Contract")  described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

   You may purchase the Contract,  on an individual  basis, in connection with a retirement  plan  qualified  under Section  403(b),  408 or 408A of the Internal
Revenue Code of 1986, as amended ("Qualified Plan").

THE SEPARATE ACCOUNT AND THE FUNDS-- The Separate  Account is currently  divided into accounts, each referred to as a Subaccount. See "Separate Account."

   You may allocate all or part of your  purchase  payments to the  Subaccounts.
Amounts that you allocate to the Subaccounts will increase or decrease in dollar value  depending on the investment  performance of the Underlying  Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a
Subaccount.

FIXED ACCOUNT -- You may allocate all or part of your  purchase  payments to the
Fixed Account, which is part of the Company's General Account.  Amounts that you allocate  to  the  Fixed  Account  earn  interest  at  rates  determined  at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate.
See "The Fixed Account."

PURCHASE  PAYMENTS -- Your initial  purchase  payment  must be at least  $1,000.
Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $25. See "Purchase Payments."

CONTRACT  BENEFITS -- You may transfer  Contract Value among the Subaccounts and to and from the Fixed Account,  if it is available under your Contract,  subject to certain restrictions as described in "The Contract" and "The Fixed Account."

   At any time before the Annuity  Start Date,  you may surrender a Contract for its Withdrawal  Value, and may make partial  withdrawals,  including  systematic withdrawals,  from Contract Value, subject to certain restrictions  described in
"The  Fixed  Account."  See "Full and  Partial  Withdrawals"  and  "Federal  Tax
Matters" for more information about  withdrawals,  including the 10% penalty tax that may be imposed  upon full and  partial  withdrawals  (including  systematic withdrawals) made prior to the Owner attaining age 59 1/2.

   The Contract  provides for a death  benefit upon the death of the Owner prior to the  Annuity  Start  Date.  See "Death  Benefit"  for more  information.  The
Contract  provides for several  Annuity  Options on either a variable  basis,  a fixed basis, or both. The Company  guarantees  annuity  payments under the fixed
Annuity Options. See "Annuity Period."

FREE-LOOK  RIGHT -- You may return the  Contract  within the  Free-Look  Period, which is generally a ten-day period beginning when you receive the Contract.  In this event,  the Company will refund to you purchase  payments  allocated to the
Fixed Account (not  including any Credit  Enhancements  if an Extra Credit Rider was in effect).  The Company will also refund as of the Valuation  Date on which we receive your Contract any Contract Value allocated to the  Subaccounts,  plus any  charges  deducted  from  such  Contract  Value,  less  the  Contract  Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

CHARGES AND  DEDUCTIONS  -- The Company does not deduct sales load from purchase payments before allocating them to your Contract Value.  Certain charges will be deducted in connection with the Contract as described below.

   CONTINGENT DEFERRED SALES CHARGE. If you withdraw Contract Value, the Company may deduct a contingent  deferred sales charge (which may also be referred to as a withdrawal charge). The withdrawal charge will be waived on withdrawals to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals, do not exceed the Free Withdrawal amount defined as follows.

   The Free  Withdrawal  amount is equal in the first  Contract  Year, to 10% of purchase payments, excluding any Credit Enhancements,  made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first day of that  Contract  Year.  The  withdrawal  charge  applies  to the  portion  of any withdrawal  consisting  of purchase  payments  that exceeds the Free  Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                           (IN YEARS)            CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   The amount of the withdrawal charge assessed against your Contract will never exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years. See "Contingent Deferred Sales Charge."

   MORTALITY AND EXPENSE RISK CHARGE. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

              ====================================================
                                             ANNUAL MORTALITY AND
              CONTRACT VALUE                 EXPENSE RISK CHARGE
              ----------------------------------------------------
              Less than $25,000 .............      0.90%
              $25,000 or more ...............      0.75%
              ====================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  See
"Mortality and Expense Risk Charge."

   OPTIONAL  RIDER CHARGES.  The Company  deducts a monthly charge from Contract
Value for  certain  Riders that may be elected by the Owner.  The Company  makes each Rider  available only at issue,  except the Guaranteed  Minimum  Withdrawal
Benefit and Total Protection Riders,  which are also available for purchase on a
Contract Anniversary. You may not terminate a Rider after issue unless otherwise stated.  The amount of the charge is equal to a percentage,  on an annual basis, of your Contract Value.  Each Rider and its charge are listed below. A RIDER MAY
NOT BE  AVAILABLE IN ALL STATES.  You may not select  Riders with a total charge that exceeds  1.55% of Contract  Value (1.00% of Contract  Value if you select a
0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase the  Extra  Credit  Rider at 5% with a cost of 0.70%  and the  0-Year  Alternate
Withdrawal  Charge  Rider with a cost of 0.70%,  because  the total cost of such
Riders,  1.40%,  would  exceed the maximum  Rider charge of 1.00% for a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

   TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL RIDERS. If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

   GUARANTEED  MINIMUM  INCOME  BENEFIT.  This Rider  makes  available a minimum amount for the  purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The
Minimum  Income Benefit is equal to Purchase  Payments,  net of any Premium tax, less an adjustment  for  Withdrawals,  increased at an annual  effective rate of interest of 3% or 5%, as elected in the application.  The Minimum Income Benefit may be applied to purchase a fixed  Annuity  under  Option 2, life income with a
10-year  period  certain,  or Option 4, joint and last  survivor  with a 10-year period certain,  within 30 days of any Contract  Anniversary  following the 10th
Contract  Anniversary.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                               3%             0.15%
                               5%             0.30%
                         ==============================

See "Guaranteed Minimum Income Benefit."

   ANNUAL STEPPED UP DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company;  or (3) the Stepped Up Death  Benefit.  The Stepped Up Death Benefit is
the largest  result for the following  calculation  as of the date of receipt of instructions regarding payment of the death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable anniversary.

This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge for this Rider is 0.20%.  See  "Annual
Stepped Up Death Benefit."

   GUARANTEED GROWTH DEATH BENEFIT. This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit  under this Rider will be the greatest of: (1) purchase  payments,  less any withdrawals and withdrawal charges; (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company; or (3) the Guaranteed Growth Death Benefit. The Guaranteed Growth Death
Benefit is an amount equal to purchase payments, net of any premium tax, less an adjustment for any withdrawals, increased at an annual effective rate of 3%, 5%,
6% or 7%,  as  elected  in the  application.  The  charge  for this  Rider is as follows:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                               3%             0.10%
                               5%             0.20%
                               6%             0.25%
                               7%             0.30%
                         ==============================

See "Guaranteed Growth Death Benefit."

   COMBINED  ANNUAL STEPPED UP AND GUARANTEED  GROWTH DEATH BENEFIT.  This Rider
makes  available an enhanced  death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase  payments,  less any  withdrawals and withdrawal  charges;  (2)
Contract  Value on the date due  proof of the  Owner's  death  and  instructions regarding  payment are received by the Company;  (3) the Annual Stepped Up Death
Benefit (as described  above);  or (4) the Guaranteed Growth Death Benefit at 5%
(as described  above).  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.25%. See "Combined Annual Stepped Up and Guaranteed Growth Death Benefit."

   ENHANCED DEATH BENEFIT.  This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit under  this Rider  will be the  greater  of:  (1)  purchase  payments,  less any withdrawals and withdrawal  charges; or (2) Contract Value on the date due proof of the Owner's  death and  instructions  regarding  payment are  received by the
Company,  plus the Enhanced  Death  Benefit.  The Enhanced  Death  Benefit for a
Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of
Contract gain; or (2) 50% of adjusted purchase  payments.  For a Contract issued after the Owner has attained age 70 or older,  the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted  purchase  payments.
Contract  gain is equal to Contract  Value as of the date due proof of death and instructions  with  regard  to  payment  are  received  less  adjusted  purchase payments.  Adjusted purchase payments are equal to all purchase payments made to the Contract adjusted for withdrawals and any applicable premium tax. This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The  charge for this Rider is 0.25%.  See  "Enhanced  Death
Benefit."

   COMBINED  ENHANCED  AND ANNUAL  STEPPED UP DEATH  BENEFIT.  This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described  above);  or (3) the Annual  Stepped Up Death  Benefit  (as  described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced  and Annual  Stepped Up Death
Benefit."

   COMBINED  ENHANCED  AND  GUARANTEED  GROWTH DEATH  BENEFIT.  This Rider makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date.  The death benefit under this Rider will be the greatest of:
(1) purchase payments, less any withdrawals and withdrawal charges; (2) Contract
Value on the date due  proof of the  Owner's  death and  instructions  regarding payment  are  received  by the  Company,  plus the  Enhanced  Death  Benefit (as described above); or (3) the Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit. This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. The charge for this Rider is 0.35%.  See  "Combined  Enhanced and  Guaranteed  Growth Death
Benefit."

   COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND GUARANTEED  GROWTH DEATH BENEFIT.
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death benefit under this Rider will be the greatest of: (1) purchase payments, less any withdrawals and withdrawal charges;
(2) Contract  Value on the date due proof of the Owner's death and  instructions regarding  payment are received by the Company,  plus the Enhanced Death Benefit
(as  described  above);  (3) the Annual  Stepped Up Death  Benefit (as described above),  plus the Enhanced  Death Benefit;  or (4) the  Guaranteed  Growth Death
Benefit at 5% (as described above), plus the Enhanced Death Benefit.  This Rider is available  only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider is 0.40%. See "Combined  Enhanced,
Annual Stepped Up, and Guaranteed Growth Death Benefit."

   GUARANTEED MINIMUM WITHDRAWAL  BENEFIT.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   You may  withdraw up to a specified  amount each  Contract  Year (the "Annual
Withdrawal  Amount"),  regardless  of market  performance,  until the  Remaining
Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount  initially is a percentage of the initial purchase payment including any Credit  Enhancement (or
Contract  Value on the purchase date of the Rider if the Rider is purchased on a
Contract  Anniversary).  You may select  one of the  following  combinations  of
Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                        130%
                           6%                        110%
                           7%                        100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary).
                ===============================================

The Annual  Withdrawal  Amount and Remaining  Benefit Amount are recalculated in the event of  withdrawals  in a Contract Year that exceed the Annual  Withdrawal
Amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 85 or younger.  The charge for this Rider is 0.45%. See "Guaranteed Minimum Withdrawal Benefit."

   TOTAL PROTECTION.  You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal  Amount of 5% and a Remaining Benefit Amount of 100%; and (3)
Guaranteed Minimum  Accumulation  Benefit.  The Guaranteed Minimum  Accumulation
Benefit  provides that on the tenth  anniversary  of your purchase of the Rider, the Company  will apply an  additional  amount to your  Contract if the Contract
Value on that  date is less than the  Guaranteed  Minimum  Accumulation  Benefit amount.  This Rider is available  only if the age of each Owner and Annuitant at the time the Rider is purchased is age 79 or younger.  The charge for this Rider is 0.85%. See "Total Protection."

   EXTRA CREDIT.  This Rider makes available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue. The Company will add a Credit  Enhancement  equal to 3%, 4% or 5%
of purchase payments,  as elected in the application,  for each purchase payment made in the first Contract Year.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet  vested to the extent  that total withdrawals in a Contract Year, including systematic  withdrawals,  exceed the Free Withdrawal  amount.  The Free  Withdrawal  amount is equal in the first
Contract Year, to 10% of purchase payments,  excluding any Credit  Enhancements, made during the year and, for any  subsequent  Contract Year, to 10% of Contract
Value as of the first day of that Contract Year.

   The  Company  will  deduct the charge  for this Rider  during the  seven-year period  beginning on the Contract  Date,  and you may not  terminate  this Rider during that period.  This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 80 or  younger.  The  charge for this Rider varies based upon the Credit Enhancement rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                               3%                   0.40%
                               4%                   0.55%
                               5%                   0.70%
                    ========================================

See "Extra Credit."

   WAIVER  OF  WITHDRAWAL  CHARGE.  This  Rider  makes  available  a  waiver  of withdrawal  charge in the event of your confinement to a nursing home,  terminal illness,  or total and  permanent  disability  prior to age 65. If you have also purchased  an Extra  Credit  Rider you will  forfeit  all or part of any  Credit
Enhancements  applied during the 12 months preceding any withdrawal  pursuant to this Rider. This Rider is available only if the age of the Owner at the time the
Contract is issued is age 90 or younger. The charge for this Rider is 0.05%. See
"Waiver of Withdrawal Charge."

   ALTERNATE  WITHDRAWAL  CHARGE.  This Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE     WITHDRAWAL      PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you have also purchased  an Extra  Credit  Rider,  you may  forfeit  all or part of any Credit
Enhancement  in the  event  of a full  or  partial  withdrawal.  See  "Alternate
Withdrawal Charge."

   WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.05%. See "Waiver of Withdrawal Charge Rider--15 Years or Disability."

   WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS OR  DISABILITY.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least five full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.10%. See "Waiver of Withdrawal Charge Rider--10 Years or Disability."

   WAIVER OF WITHDRAWAL CHARGE--HARDSHIP. This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The Company may require  the Owner to provide  satisfactory  proof of  hardship.
Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.15%. See "Waiver of Withdrawal Charge--Hardship."

   WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND AGE 59 1/2.  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2 or older; and

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

Effective as of the date of the first  withdrawal under the terms of this Rider, no additional purchase payments may be made to the Contract. The charge for this
Rider is 0.20%. See "Waiver of Withdrawal Charge--5 Years and Age 59 1/2."

   ADMINISTRATION  CHARGE.  The Company  deducts a daily  administration  charge equal to an annual rate of 0.15% of each Subaccount's  average daily net assets.
See "Administration Charge."

   ACCOUNT  ADMINISTRATION  CHARGE.  The  Company  deducts an account  charge of
$30.00 at each Contract  Anniversary.  The Company will waive the charge if your
Contract Value is $50,000 or more on the date the charge is to be deducted.  See
"Account Administration Charge."

   PREMIUM TAX CHARGE.  The Company  assesses a premium tax charge to  reimburse itself for any premium taxes that it incurs with respect to this Contract.  This charge will  usually be  deducted  on the  Annuity  Start Date or upon a full or partial  withdrawal  if a premium  tax was  incurred  by the  Company and is not refundable.  The  Company  reserves  the right to deduct  such taxes when due or anytime  thereafter.  Premium  tax rates  currently  range from 0% to 3.5%.  See
"Premium Tax Charge."

   OTHER  EXPENSES.  The Company  pays the  operating  expenses of the  Separate
Account. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Fund and are reflected in the net asset value of its shares. The
Owner  indirectly  bears a pro rata portion of such fees and  expenses.  See the prospectus for each Underlying Fund for more information.

CONTACTING SECURITY BENEFIT -- You should direct all written requests,  notices, and forms  required by the Contract,  and any questions or inquiries to Security
Benefit Life Insurance Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by
phone by calling (785) 438-3000 or 1-800-888-2461.

EXPENSE TABLE

The  following  tables  describe  the fees and  expenses  that you will pay when buying, owning, and surrendering the Contract.

================================================================================
CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses
that you will pay when you purchase the Contract or make
withdrawals from the Contract. The information below does
not reflect state premium taxes, which may be applicable
to your Contract.
--------------------------------------------------------------------------------
   Sales Load on Purchase Payments                                      None
--------------------------------------------------------------------------------
   Deferred Sales Charge (as a percentage of amount
   withdrawn attributable to Purchase Payments)                         7%(1)
--------------------------------------------------------------------------------
   Transfer Fee (per transfer)                                          None
--------------------------------------------------------------------------------
   Annual Account Administration Charge                                 $30
--------------------------------------------------------------------------------
PERIODIC  EXPENSES are fees and expenses that you will pay
periodically during the time that you own the  Contract,
not including fees and expenses of the Underlying Funds.
--------------------------------------------------------------------------------
   Annual Contract Fee                                                  $30(2)
--------------------------------------------------------------------------------
   Separate Account Annual Expenses (as a
    percentage of average Contract Value)
--------------------------------------------------------------------------------
     Annual Mortality and Expense Risk Charge                           0.90%(3)
--------------------------------------------------------------------------------
     Annual Administration Charge                                       0.15%
--------------------------------------------------------------------------------
     Maximum Annual Charge for Optional Riders                          1.55%(4)
--------------------------------------------------------------------------------
     Total Separate Account Annual Expenses                             2.60%
--------------------------------------------------------------------------------
1  The amount of the contingent deferred sales charge is determined by reference to how long your purchase payments have been held under the Contract.  A free withdrawal  is available in each  Contract  Year equal to (1) 10% of purchase payments, excluding any Credit Enhancements,  in the first Contract Year, and
   (2) 10% of Contract  Value as of the  beginning of the Contract  Year in each subsequent Contract Year. See "Full and Partial  Withdrawals" and "Contingent
   Deferred Sales Charge" for more information.

2  A pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value;  (2) upon the Annuity Start Date if one of Annuity Options
   1 through 4, 7 or 8 is elected;  and (3) upon payment of a death benefit. The account  administration  charge  will be  waived  if your  Contract  Value is
   $50,000 or more upon the date it is to be deducted.

3  The  mortality  and expense  risk charge is reduced for larger  Contracts  as follows:  Less than $25,000 - 0.90%;  $25,000 or more - 0.75%.  The mortality and  expense  risk  charge  during the  Annuity  Period is 1.25% for  Annuity
   Options 1 through 4, 7 and 8.

4  You may select optional riders. If you select one or more of such riders, the charge will be deducted from your Contract Value.  (See the applicable  rider charges in the table  below.) You may not select  Riders with a total  charge that exceeds 1.55% of Contract Value (1.00% of Contract Value if you select a
   0-Year Alternate Withdrawal Charge Rider).
================================================================================

================================================================================
OPTIONAL RIDER EXPENSES (as a percentage of Contract Value)
--------------------------------------------------------------------------------
                                                       INTEREST        ANNUAL
                                                         RATE*      RIDER CHARGE
--------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit Rider                   3%           0.15%
                                                          5%           0.30%
--------------------------------------------------------------------------------
Annual Stepped Up Death Benefit Rider                    ---           0.20%
--------------------------------------------------------------------------------
                                                          3%           0.10%
Guaranteed Growth Death Benefit Rider                     5%           0.20%
                                                          6%           0.25%
                                                          7%           0.30%
--------------------------------------------------------------------------------
Combined Annual Stepped Up Death Benefit Rider
and Guaranteed Growth Death Benefit Rider                 5%           0.25%
--------------------------------------------------------------------------------
Enhanced Death Benefit Rider                             ---           0.25%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Annual Stepped Up Death Benefit Rider                    ---           0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider and
Guaranteed Growth Death Benefit Rider                     5%           0.35%
--------------------------------------------------------------------------------
Combined Enhanced Death Benefit Rider,
Annual Stepped Up Death Benefit Rider,                    5%           0.40%
and Guaranteed Growth Death Benefit Rider
--------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit Rider              ---           0.45%
--------------------------------------------------------------------------------
Total Protection Rider                                   ---           0.85%
--------------------------------------------------------------------------------
                                                          3%           0.40%
Extra Credit Rider                                        4%           0.55%
                                                          5%           0.70%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider                        ---           0.05%
--------------------------------------------------------------------------------
Alternate Withdrawal Charge Rider**                     0-Year         0.70%
                                                        4-Year         0.55%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--
15 Years or Disability                                   ---           0.05%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--
10 Years or Disability                                   ---           0.10%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--Hardship              ---           0.15%
--------------------------------------------------------------------------------
Waiver of Withdrawal Charge Rider--
5 Years and Age 59 1/2                                   ---           0.20%
--------------------------------------------------------------------------------
 *Interest rate, or for the Alternate  Withdrawal  Charge Rider,  the withdrawal charge schedule.

**If the 4-Year  Alternate  Withdrawal  Charge Rider has not been  approved in a state, a 3-Year Alternate Withdrawal Charge Rider is available. See "Alternate
  Withdrawal Charge."
================================================================================

The table below shows the minimum and maximum total operating  expenses  charged by the  Underlying  Funds.  You will pay the  expenses of the  Underlying  Funds corresponding  to the  Subaccounts  in which you invest during the time that you own the  Contract.  More  detail  concerning  each  Underlying  Fund's  fees and expenses is contained in its prospectus.

================================================================================
                                                             MINIMUM     MAXIMUM
--------------------------------------------------------------------------------
Total Annual Underlying Fund Operating Expenses(1)........    0.82%       2.75%
--------------------------------------------------------------------------------
1  Expenses  deducted  from  Underlying  Fund assets  include  management  fees, distribution  fees,  service fees and other  expenses.  The maximum  expenses above represent the total annual  operating  expenses of that Underlying Fund with the highest total operating expenses, and the minimum expenses represent the total annual  operating  expenses of that Underlying Fund with the lowest total operating expenses.
================================================================================

EXAMPLE -- This Example is intended to help you compare the cost of investing in the Contract  with the cost of investing in other  variable  annuity  contracts.
These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

   The Example  assumes  that you invest  $10,000 in the  Contract  for the time periods indicated. The Example also assumes that your investment has a 5% return each year and  assumes the  maximum  fees and  expense of any of the  Underlying
Funds.  Although  your  actual  costs may be  higher  or  lower,  based on these assumptions, your costs would be:

================================================================================
                                               1        3         5        10
                                             YEAR     YEARS     YEARS     YEARS
--------------------------------------------------------------------------------
If you surrender your Contract at the
end of the applicable time period           $1,163    $2,132    $3,006    $5,258
--------------------------------------------------------------------------------
If you do not surrender or
you annuitize your Contract                     534    1,597     2,652     5,258
================================================================================

CONDENSED FINANCIAL INFORMATION

   The following  condensed  financial  information  presents  accumulation unit values for the period September 3, 2002 (date of inception) through December 31,
2002, as well as ending accumulation units outstanding under each Subaccount.

================================================================================
                                                                           2002
--------------------------------------------------------------------------------
AIM BASIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 7.08
  End of period........................................................   $ 6.87
Accumulation units outstanding at the end of period....................      711
--------------------------------------------------------------------------------
AIM MID CAP CORE EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
AIM SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
AIM BLUE CHIP
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.08
  End of period........................................................   $ 5.94
Accumulation units outstanding at the end of period....................      247
--------------------------------------------------------------------------------
AMERICAN CENTURY HERITAGE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
AMERICAN CENTURY SELECT
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.42
  End of period........................................................   $ 6.37
Accumulation units outstanding at the end of period....................      209
--------------------------------------------------------------------------------
AMERICAN CENTURY EQUITY INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 9.28
  End of period........................................................   $ 9.49
Accumulation units outstanding at the end of period....................    1,063
--------------------------------------------------------------------------------
AMERICAN CENTURY INTERNATIONAL GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
DREYFUS APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 7.38
  End of period........................................................   $ 7.20
Accumulation units outstanding at the end of period....................      185
--------------------------------------------------------------------------------
DREYFUS PREMIER STRATEGIC VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
DREYFUS MIDCAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 5.92
  End of period........................................................   $ 6.05
Accumulation units outstanding at the end of period....................      190
--------------------------------------------------------------------------------
DREYFUS GENERAL MONEY MARKET
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 9.76
  End of period........................................................   $ 9.66
Accumulation units outstanding at the end of period....................      119
--------------------------------------------------------------------------------
FIDELITY ADVISOR VALUE STRATEGIES
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
FIDELITY ADVISOR DIVIDEND GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
FIDELITY ADVISOR MID CAP
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 8.03
  End of period........................................................   $ 7.66
Accumulation units outstanding at the end of period....................      151
--------------------------------------------------------------------------------
INVESCO DYNAMICS
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 4.86
  End of period........................................................   $ 5.04
Accumulation units outstanding at the end of period....................      265
--------------------------------------------------------------------------------
INVESCO TECHNOLOGY
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
SECURITY DIVERSIFIED INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $10.62
  End of period........................................................   $10.71
Accumulation units outstanding at the end of period....................       81
--------------------------------------------------------------------------------
SECURITY GLOBAL
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.91
  End of period........................................................   $ 6.56
Accumulation units outstanding at the end of period....................      176
--------------------------------------------------------------------------------
SECURITY EQUITY
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
SECURITY LARGE CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 7.01
  End of period........................................................   $ 6.82
Accumulation units outstanding at the end of period....................       58
--------------------------------------------------------------------------------
SECURITY LARGE CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
SECURITY CAPITAL PRESERVATION
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $10.18
  End of period........................................................   $10.18
Accumulation units outstanding at the end of period....................    2,012
--------------------------------------------------------------------------------
SECURITY MID CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
SECURITY MID CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 8.14
  End of period........................................................   $ 8.08
Accumulation units outstanding at the end of period....................    1,419
--------------------------------------------------------------------------------
SECURITY SMALL CAP GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 5.99
  End of period........................................................   $ 6.06
Accumulation units outstanding at the end of period....................      250
--------------------------------------------------------------------------------
SECURITY SOCIAL AWARENESS
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.78
  End of period........................................................   $ 6.76
Accumulation units outstanding at the end of period....................      118
--------------------------------------------------------------------------------
STRONG GROWTH AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
STRONG GROWTH 20
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
--------------------------------------------------------------------------------
STRONG ADVISOR SMALL CAP VALUE
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 8.73
  End of period........................................................   $ 8.72
Accumulation units outstanding at the end of period....................      137
--------------------------------------------------------------------------------
STRONG OPPORTUNITY
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.35
  End of period........................................................   $ 6.35
Accumulation units outstanding at the end of period....................      237
--------------------------------------------------------------------------------
VAN KAMPEN EQUITY AND INCOME
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 8.51
  End of period........................................................   $ 8.49
Accumulation units outstanding at the end of period....................      640
--------------------------------------------------------------------------------
VAN KAMPEN COMSTOCK
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $ 6.83
  End of period........................................................   $ 6.94
Accumulation units outstanding at the end of period....................      166
--------------------------------------------------------------------------------
VAN KAMPEN AGGRESSIVE GROWTH
--------------------------------------------------------------------------------
Accumulation unit value:
  Beginning of period..................................................   $  ---
  End of period........................................................   $  ---
Accumulation units outstanding at the end of period....................      ---
================================================================================

INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS

SECURITY  BENEFIT  LIFE  INSURANCE  COMPANY -- The  Company is a life  insurance company  organized  under  the laws of the  State of  Kansas.  It was  organized originally as a fraternal  benefit society and commenced  business  February 22,
1892.  It became a mutual  life  insurance  company  under its  present  name on
January 2, 1950.

   On July 31, 1998, the Company  converted from a mutual life insurance company to a stock life  insurance  company  ultimately  controlled by Security  Benefit
Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons  who were  Owners as of July 31, 1998  became  membership  interests  in
Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date  automatically  become  members in the mutual holding company.

   The Company offers life insurance policies and annuity contracts,  as well as financial and retirement services. It is admitted to do business in the District of  Columbia,  and in all  states  except New York.  As of the end of 2002,  the
Company  had total  assets of  approximately  $7.8  billion.  Together  with its subsidiaries,  the Company has total funds  under  management  of  approximately
$10.7 billion.

   The Principal  Underwriter  for the Contract is Security  Distributors,  Inc.
("SDI"),  One  Security  Benefit  Place,  Topeka,  Kansas  66636-0001.   SDI  is
registered as a broker/dealer  with the SEC and is a wholly-owned  subsidiary of
Security Benefit Group,  Inc., a financial services holding company wholly owned by the Company.

PUBLISHED   RATINGS  --  The   Company   may  from  time  to  time   publish  in
advertisements,  sales  literature and reports to Owners,  the ratings and other information  assigned to it by one or more independent rating organizations such as A. M. Best  Company and  Standard & Poor's.  The purpose of the ratings is to reflect the financial strength and/or  claims-paying  ability of the Company and should not be considered as bearing on the investment performance of assets held in the  Separate  Account.  Each year A. M. Best Company  reviews the  financial status  of  thousands  of  insurers,  culminating  in the  assignment  of Best's
Ratings.  These ratings reflect their current opinion of the relative  financial strength and operating  performance of an insurance company in comparison to the norms of the life/health  insurance  industry.  In addition,  the  claims-paying ability of the  Company as  measured  by  Standard  & Poor's  Insurance  Ratings
Services may be referred to in  advertisements or sales literature or in reports to Owners.  These  ratings are  opinions  of an  operating  insurance  company's financial capacity to meet the obligations of its insurance and annuity policies in  accordance  with their  terms.  Such  ratings do not reflect the  investment performance  of the Separate  Account or the degree of risk  associated  with an investment in the Separate Account.

SEPARATE  ACCOUNT -- The Company  established the Separate  Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the  Separate  Account,  whether or not  realized,  are  credited  to or charged against  the assets of the  Separate  Account  without  regard to other  income, gains,  or losses of the Company.  Kansas law provides that assets in a separate account  attributable to the reserves and other liabilities under a contract may not be  charged  with  liabilities  arising  from any  other  business  that the insurance  company conducts if, and to the extent the contract so provides.  The
Contract contains such a provision.  The Company owns the assets in the Separate
Account and is required to maintain sufficient assets in the Separate Account to meet all  Separate  Account  obligations  under the  Contract.  The  Company may transfer to its General  Account assets that exceed  anticipated  obligations of the Separate  Account.  All  obligations  arising under the Contract are general corporate  obligations of the Company.  The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts,  and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

   The  Contract  provides  that the income,  gains and  losses,  whether or not realized,  are credited to, or charged  against,  the assets of each  Subaccount without  regard to the income,  gains or losses in the other  Subaccounts.  Each
Subaccount invests exclusively in shares of a corresponding Underlying Fund. The
Company  may in the future  establish  additional  Subaccounts  of the  Separate
Account,  which may invest in other  Underlying  Funds or in other securities or investment vehicles.

   The Separate  Account is registered with the SEC as a unit  investment  trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the
SEC does not involve  supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

UNDERLYING  FUNDS -- Each Underlying Fund is an open-end  management  investment company of the series  type and is  registered  with the SEC under the 1940 Act.
Such registration does not involve  supervision by the SEC of the investments or investment policy of the Underlying Fund. Each Underlying Fund pursues different investment objectives and policies. Shares of each Underlying Fund are available to the general  public.  A summary of the  investment  objective  of each of the
Underlying  Funds is set forth at the end of this  Prospectus.  We cannot assure that any Underlying Fund will achieve its objective.  More detailed  information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

   Prospectuses for the Underlying Funds should be read in conjunction with this
Prospectus and can be obtained by calling 1-800-888-2461.

   The Company has entered  into  agreements  with the  Underlying  Funds and/or certain  service  providers to the Underlying  Funds,  such as an underwriter or
investment   adviser.   Under   these   agreements,   the  Company  or  Security
Distributors, Inc. ("SDI"), the underwriter for the Contract, is compensated for providing  various  services to Owners of the Contract  and/or to the Underlying
Funds.  The  compensation  received  by the  Company  or SDI may  come  from the
Underlying Fund,  including  amounts paid under a Rule 12b-1 Plan adopted by the
Underlying Fund, or from one of the Underlying Fund's service providers.

   The services provided by the Company and/or SDI include,  but are not limited to, the following:  (i)  Administrative/Sub-Transfer  Agency  services,  such as maintaining  separate  records  of  each  Contract  Owner's  investment  in  the
Underlying  Funds,  disbursing  or crediting to Contract  Owners the proceeds of redemptions  of Underlying  Funds and providing  account  statements to Contract
Owners  showing  their  beneficial  investment  in the  Underlying  Funds;  (ii)
Shareholder  Services,  such as providing information regarding Underlying Funds to Contract Owners,  maintaining a call center to facilitate  answering Contract
Owner questions regarding the Underlying Funds and effecting transactions in the shares of Underlying Funds on behalf of Contract Owners;  and (iii) Distribution
Services,  such  as  distributing  prospectuses  for  the  Underlying  Funds  to prospective  Contract  Owners,  training  of  sales  personnel  and  such  other distribution  related services as an Underlying Fund may reasonably request. For
providing   Administrative/Sub-Transfer   Agency  services  and/or   Shareholder
Services,  the  compensation  which the  Company  receives  varies  based on the services being provided,  but is generally between 0.15% to 0.40% of the average net assets of the  Contract  invested  in the  Underlying  Fund.  For  providing
Distribution  Services,  the  compensation  which SDI receives is generally  not expected to exceed 0.25% of the average net assets of the  Contract  invested in the Underlying Fund.

THE CONTRACT

GENERAL -- The Company issues the Contract offered by this  Prospectus.  It is a
flexible   purchase  payment  deferred   variable   annuity.   The  Contract  is
significantly  different  from a fixed annuity  contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the
Company.  When you are ready to begin receiving annuity  payments,  the Contract provides  several  Annuity  Options  under which the Company  will pay  periodic annuity  payments on a variable  basis, a fixed basis or both,  beginning on the
Annuity Start Date. The amount that will be available for annuity  payments will depend  on the  investment  performance  of the  Subaccounts  to which  you have allocated  purchase  payments  and the amount of  interest  credited on Contract
Value that you have allocated to the Fixed Account.

   The Contract is available for purchase by an  individual  in connection  with certain tax qualified  retirement  plans that meet the  requirements  of Section
403(b),  408 or 408A of the Internal  Revenue Code ("Qualified  Plan").  Certain
federal tax advantages are currently  available to retirement plans that qualify as annuity  purchase  plans of public  school  systems  and  certain  tax-exempt organizations  under Section  403(b).  If you are  purchasing the Contract as an investment  vehicle for a Section 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond that already  available through the Qualified Plan.  However,  the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

APPLICATION FOR A CONTRACT -- If you wish to purchase a Contract, you may submit an application and an initial  purchase  payment to the Company,  as well as any other form or information that the Company may require. The Company reserves the right to reject an  application or purchase  payment for any reason,  subject to the Company's  underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

   The maximum age of an Owner or Annuitant  for which a Contract will be issued is age 90.  If  there  are  Joint  Annuitants,  the  maximum  issue  age will be determined by reference to the older Annuitant.

PURCHASE  PAYMENTS -- The minimum initial purchase payment for the purchase of a
Contract  is $1,000.  Thereafter,  you may choose  the amount and  frequency  of purchase payments,  except that the minimum subsequent  purchase payment is $25.
The minimum  subsequent  purchase  payment if you elect an Automatic  Investment
Program is $25. The Company may reduce the minimum purchase payment  requirement under certain circumstances.  Purchase payments exceeding $1 million will not be accepted without prior approval of the Company.

   The Company will apply the initial purchase payment not later than the end of the  second  Valuation  Date  after the  Valuation  Date it is  received  by the
Company;  provided that the purchase  payment is preceded or  accompanied  by an application  that contains  sufficient  information  to establish an account and properly credit such purchase payment.  The application form will be provided by the Company. If the Company does not receive a complete application, the Company will  notify  you that it does not have  the  necessary  information  to issue a
Contract.  If you do not provide the necessary information to the Company within five  Valuation  Dates  after  the  Valuation  Date on which the  Company  first receives the initial  purchase  payment or if the Company  determines  it cannot otherwise  issue the  Contract,  the Company  will  return the initial  purchase payment to you unless you consent to the Company  retaining the purchase payment until the application is made complete.

   The Company  will credit  subsequent  purchase  payments as of the end of the
Valuation Period in which they are received by the Company at its Administrative
Office.  Purchase payments after the initial purchase payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid  under an  Automatic  Investment  Program.  The  initial  purchase  payment required must be paid before the Automatic  Investment  Program will be accepted by the Company.

ALLOCATION OF PURCHASE PAYMENTS -- In an application for a Contract,  you select the  Subaccounts  or the  Fixed  Account  to  which  purchase  payments  will be allocated.  Purchase  payments will be allocated  according to your instructions contained  in the  application  or more recent  instructions  received,  if any, except that no purchase  payment  allocation  is permitted  that would result in less than $25.00 per payment being  allocated to any one Subaccount or the Fixed
Account.  The  allocations  may be a whole dollar amount or a whole  percentage.
Available allocation alternatives include the Subaccounts and the Fixed Account.

   You may change the purchase payment  allocation  instructions by submitting a proper written request to the Company's  Administrative  Office. A proper change in allocation  instructions will be effective upon receipt by the Company at its
Administrative  Office and will  continue in effect until you submit a change in instructions  to the  Company.  You may make  changes in your  purchase  payment
allocation   and  changes  to  an  existing   Dollar  Cost  Averaging  or  Asset
Reallocation  Option by telephone  provided the  Electronic  Transfer  Privilege section of the application or the proper form is properly completed, signed, and filed at the  Company's  Administrative  Office.  Changes in the  allocation  of future purchase  payments have no effect on existing  Contract  Value.  You may, however,  transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in "Transfers of Contract Value."

DOLLAR COST AVERAGING  OPTION -- Prior to the Annuity Start Date, you may dollar cost average your  Contract  Value by  authorizing  the Company to make periodic transfers of Contract  Value from any one Subaccount to one or more of the other
Subaccounts.  Dollar cost averaging is a systematic method of investing in which securities  are purchased at regular  intervals in fixed dollar  amounts so that the cost of the  securities  gets  averaged  over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one
Subaccount to one or more of the other  Subaccounts.  Amounts  transferred under this option will be credited at the price of the Subaccount as of the end of the
Valuation  Dates on which  the  transfers  are  effected.  Since  the price of a
Subaccount's  Accumulation  Units  will  vary,  the  amounts  transferred  to  a
Subaccount  will result in the  crediting of a greater  number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts  transferred  from a  Subaccount  will result in a debiting of a greater number  of units  when the price is low and a lesser  number  of units  when the price is high.  Dollar cost  averaging does not guarantee  profits,  nor does it assure that you will not have losses.

   An Asset  Reallocation/Dollar  Cost Averaging form is available upon request.
On the form, you must designate  whether  Contract Value is to be transferred on the basis of a specific  dollar  amount,  a fixed period or earnings  only,  the
Subaccount  or  Subaccounts  to and from which the transfers  will be made,  the desired  frequency  of the  transfers,  which may be on a monthly  or  quarterly basis,  and the length of time during which the transfers  shall continue or the total amount to be transferred over time.

   After the Company has received an Asset  Reallocation/Dollar  Cost  Averaging request in proper form at its  Administrative  Office, the Company will transfer
Contract  Value in the  amounts you  designate  from the  Subaccount  from which transfers are to be made to the Subaccount or Subaccounts  you have chosen.  The
Company  will  effect  each  transfer  on the date you  specify or if no date is specified, on the monthly or quarterly anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of an Asset
Reallocation/Dollar  Cost  Averaging  request in proper form.  Transfers will be made until the total  amount  elected has been  transferred,  or until  Contract
Value in the Subaccount from which transfers are made has been depleted. Amounts periodically  transferred under this option are not included in the 14 transfers per Contract  Year that are allowed as discussed  under  "Transfers  of Contract
Value."

   You may instruct  the Company at any time to terminate  the option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the Subaccount  from which  transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise.  If you wish to continue  transferring  on a dollar cost  averaging  basis after the expiration  of  the  applicable  period,  the  total  amount  elected  has  been transferred,  or the  Subaccount  has been  depleted,  or after the Dollar  Cost
Averaging  Option  has been  canceled,  a new Asset  Reallocation/  Dollar  Cost
Averaging  form must be completed  and sent to the  Administrative  Office.  The
Company  requires that you wait at least a month (or a quarter if transfers were made on a quarterly basis) before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue,  modify, or suspend the Dollar Cost  Averaging  Option at any time.  The Company does not  currently charge a fee for this option.

   You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions  described under "Transfers and Withdrawals from the Fixed Account."

ASSET REALLOCATION  OPTION -- Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a quarterly,  semiannual or  annual  basis to  maintain  a  particular  percentage  allocation  among the
Subaccounts.  The  Contract  Value  allocated  to each  Subaccount  will grow or decline in value at  different  rates  during  the  selected  period,  and Asset
Reallocation  automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a quarterly,  semiannual or annual basis,  as you select.  Asset  Reallocation  is intended to transfer  Contract Value from those
Subaccounts that have increased in value to those Subaccounts that have declined in value.  Over time,  this  method of  investing  may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

   To elect this option an Asset  Reallocation/Dollar  Cost Averaging request in proper form must be received by the  Company at its  Administrative  Office.  An
Asset  Reallocation/Dollar Cost Averaging form is available upon request. On the form, you must indicate the applicable  Subaccounts,  the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

   Upon  receipt  of the Asset  Reallocation/Dollar  Cost  Averaging  form,  the
Company will effect a transfer or, in the case of a new Contract,  will allocate the initial purchase  payment,  among the Subaccounts based upon the percentages that you  selected.  Thereafter,  the Company will  transfer  Contract  Value to maintain that allocation on each quarterly, semiannual or annual anniversary, as
applicable,   of   the   date   of  the   Company's   receipt   of   the   Asset
Reallocation/Dollar   Cost  Averaging   request  in  proper  form.  The  amounts
transferred will be credited at the price of the Subaccount as of the end of the
Valuation  Date  on  which  the  transfer  is  effected.   Amounts  periodically
transferred  under this option are not included in the 14 transfers per Contract
Year that are allowed as discussed under "Transfers of Contract Value."

   You may instruct the Company at any time to terminate  this option by written request to the  Company's  Administrative  Office.  In that event,  the Contract
Value in the  Subaccounts  that has not been  transferred  will  remain in those
Subaccounts  regardless  of the  percentage  allocation  unless you  instruct us otherwise.  If you  wish  to  continue  Asset  Reallocation  after  it has  been canceled, a new Asset  Reallocation/Dollar Cost Averaging form must be completed and sent to the Company's  Administrative  Office.  The Company may discontinue, modify,  or  suspend,  and  reserves  the  right to  charge a fee for the  Asset
Reallocation Option at any time. The Company does not currently charge a fee for this option.

   Contract  Value  allocated to the Fixed  Account may be included in the Asset
Reallocation option, subject to certain restrictions described in "Transfers and
Withdrawals from the Fixed Account."

TRANSFERS  OF  CONTRACT  VALUE -- You may  transfer  Contract  Value  among  the
Subaccounts upon proper written request to the Company's  Administrative Office, or you may make  transfers  (other  than  transfers  pursuant to the Dollar Cost
Averaging  and  Asset  Reallocation  Options)  by  telephone  if the  Electronic
Transfer  Privilege  section  of the  application  or the  proper  form has been properly completed, signed and filed at the Company's Administrative Office. The minimum transfer amount is $25, or the amount  remaining in a given  Subaccount.
The minimum  transfer  amount does not apply to transfers  under the Dollar Cost
Averaging or Asset Reallocation Options.

   The  Company  effects  transfers  between  Subaccounts  at  their  respective accumulation  unit values as of the close of the  Valuation  Period during which the transfer request is received.

   You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the  Subaccounts  are  restricted as described in "The
Fixed Account."

   The Company  reserves  the right to limit the number of  transfers to 14 in a
Contract Year.  The Contract is not designed for  professional  "market  timing"
organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed  transfers,  frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer  activities  are  disruptive to the Underlying  Funds in which the  Subaccounts  invest.  If the Company  determines  that your  transfer patterns  among the  Subaccounts  are disruptive to the  Underlying  Funds,  the
Company may among other things, restrict the availability of telephone transfers or other electronic  transfers and may require that you submit transfer requests in  writing  via  regular  U.S.  mail.  We may also  refuse  to act on  transfer instructions  of an agent  acting  under a power of  attorney  who is  acting on behalf of one or more  owners.  Also,  certain of the  Underlying  Funds have in place limits on the number of  transfers  permitted  in a Contract  Year,  which limits are more  restrictive than 14 per Contract Year. The Company reserves the right to limit the size and frequency of transfers and to discontinue  telephone and other electronic transfers.

CONTRACT  VALUE  -- The  Contract  Value  is the sum of the  amounts  under  the
Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the loan account to secure loans as of any Valuation Date.

   On each  Valuation  Date,  the  amount of  Contract  Value  allocated  to any particular  Subaccount will be adjusted to reflect the investment  experience of that  Subaccount.  See  "Determination  of Contract Value." No minimum amount of
Contract Value is guaranteed.  You bear the entire  investment  risk relating to the investment performance of Contract Value allocated to the Subaccounts.

DETERMINATION  OF CONTRACT  VALUE -- Your  Contract  Value will vary to a degree that depends upon several factors, including

o  Investment  performance  of the  Subaccounts  to  which  you  have  allocated
   Contract Value,

o  Payment of purchase payments,

o  The amount of any outstanding Contract Debt,

o  Full and partial withdrawals, and

o  Charges assessed in connection with the Contract,  including  charges for any optional Riders selected.

The  amounts  allocated  to the  Subaccounts  will be  invested in shares of the corresponding  Underlying Funds. The investment performance of a Subaccount will reflect  increases  or  decreases  in the  net  asset  value  per  share  of the corresponding Underlying Fund and any dividends or distributions declared by the
Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically  reinvested  in shares of the same  Underlying  Fund,  unless  the
Company, on behalf of the Separate Account, elects otherwise.

   Assets in the  Subaccounts  are divided into  Accumulation  Units,  which are accounting  units of measure used to calculate the value of an Owner's  interest in a  Subaccount.  When you allocate  purchase  payments to a  Subaccount,  your
Contract is credited with Accumulation  Units. The number of Accumulation  Units to be credited is determined by dividing the dollar amount, including any Credit
Enhancements,  allocated  to the  particular  Subaccount  by the  price  for the
Subaccount's  Accumulation  Units as of the end of the Valuation Period in which the purchase payment is credited.

   In addition, other transactions including loans, full or partial withdrawals, transfers,  and assessment of certain  charges  against the Contract  affect the number  of  Accumulation  Units  credited  to a  Contract.  The  number of units credited or debited in  connection  with any such  transaction  is determined by dividing the dollar amount of such  transaction by the price of the Accumulation
Unit  of  the  affected   Subaccount  next  determined   after  receipt  of  the
transaction.  The price of each  Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time.
Transactions  received after that time on any Valuation Date will be effected at the  Accumulation  Unit value  determined on the following  Valuation  Date. The price of each  Subaccount  may be determined  earlier if trading on the New York
Stock Exchange is restricted or as permitted by the SEC.

   The number of Accumulation  Units credited to a Contract shall not be changed by any subsequent  change in the value of an  Accumulation  Unit, but the dollar value of an  Accumulation  Unit may vary from  Valuation  Date to Valuation Date depending upon the investment  experience of the Subaccount and charges  against the Subaccount.

   The  price of each  Subaccount's  units  initially  was $10.  The  price of a
Subaccount  on any  Valuation  Date takes into  account the  following:  (1) the investment  performance  of the  Subaccount,  which is based upon the investment
performance  of  the  corresponding   Underlying  Fund,  (2)  any  dividends  or
distributions  paid by the  corresponding  Underlying Fund, (3) the charges,  if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount,  (4) the minimum  mortality and expense risk charge under the
Contract  of 0.75%,  and (5) the  administration  charge  under the  Contract of
0.15%.

   The minimum mortality and expense risk charge of 0.75% and the administration charge of 0.15% are factored into the accumulation unit value or "price" of each
Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the
"Excess Charge") on a monthly basis. Each Subaccount declares a monthly dividend and the Company  deducts the Excess  Charge from this monthly  dividend upon its reinvestment  in the  Subaccount.  The  Excess  Charge is a  percentage  of your
Contract  Value  allocated to the  Subaccount as of the  reinvestment  date. The monthly  dividend is paid only for the purpose of collecting  the Excess Charge.
Assuming  that you owe a charge  above the minimum  mortality  and expense  risk charge and the administration charge, your Contract Value will be reduced in the amount of your  Excess  Charge upon  reinvestment  of the  Subaccount's  monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each  Subaccount on each  Valuation  Date.  See the Statement of Additional
Information for a more detailed discussion of how the Excess Charge is deducted.

FULL AND  PARTIAL  WITHDRAWALS  -- An Owner  may make a  partial  withdrawal  of
Contract  Value,  or surrender the Contract for its Withdrawal  Value. A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be  taken  from
Contract  Value at any time while the Owner is living  and  before  the  Annuity
Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. A full or partial withdrawal request will be effective as of the  end of the  Valuation  Period  that a  proper  Withdrawal  Request  form is received by the Company at its  Administrative  Office. A proper written request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   The  proceeds  received  upon  a  full  withdrawal  will  be  the  Contract's
Withdrawal  Value. The Withdrawal Value is equal to the Contract Value as of the end of the  Valuation  Period during which a proper  Withdrawal  Request form is received  by the  Company at its  Administrative  Office,  less any  outstanding
Contract Debt, any applicable  withdrawal  charges,  any pro rata account charge and any  uncollected  premium  taxes.  If an Extra  Credit  Rider is in  effect,
Contract Value will also be reduced by any Credit Enhancements that have not yet vested.  See the  discussion  of vesting  of Credit  Enhancements  under  "Extra
Credit."

   The  Company  requires  the  signature  of  the  Owner  on  any  request  for withdrawal, and a guarantee of such signature to effect the transfer or exchange of all or part of the Contract for another  investment.  The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national  securities  exchange  or  savings  association.  The  Company  further requires  that any request to transfer or exchange  all or part of the  Contract for  another  investment  be made upon a transfer  form  provided by the Company which is available upon request.

   A partial  withdrawal  may be requested for a specified  percentage or dollar amount of Contract Value.  Each partial  withdrawal must be at least $500 except systematic  withdrawals discussed below. A request for a partial withdrawal will result in a payment  by the  Company  of the  amount  specified  in the  partial withdrawal  request  provided  there is  sufficient  Contract  Value to meet the request.  Any withdrawal charge will be deducted from remaining  Contract Value, provided there is sufficient  Contract Value available.  Alternatively,  you may request that any withdrawal charge be deducted from your payment.  Upon payment, your Contract Value will be reduced by an amount equal to the payment,  plus any applicable  withdrawal charge, or if you requested that any withdrawal charge be deducted  from your  payment,  your payment will be reduced by the amount of any such charge.  Contract  Value will also be reduced by a percentage of any Credit
Enhancements  that  have  not yet  vested.  See  "Extra  Credit."  If a  partial withdrawal  is  requested  after the first  Contract  Year that would  leave the
Withdrawal  Value in the  Contract  less than $2,000,  the Company  reserves the right to treat the partial withdrawal as a request for a full withdrawal.

   The Company will deduct the amount of a partial  withdrawal from the Contract
Value  in the  Subaccounts  and the  Fixed  Account,  according  to the  Owner's instructions to the Company.  If you do not specify the allocation,  the Company will  deduct  the  withdrawal  in the same  proportion  that  Contract  Value is allocated among the Subaccounts and the Fixed Account.

   A full or partial  withdrawal,  including  a  systematic  withdrawal,  may be subject to a withdrawal  charge if a withdrawal is made from  purchase  payments that have been held in the Contract for less than seven years and may be subject to a premium  tax charge to  reimburse  the Company for any tax on premiums on a
Contract  that  may  be  imposed  by  various  states  and  municipalities.  See
"Contingent Deferred Sales Charge" and "Premium Tax Charge."

   A full or partial withdrawal,  including a systematic withdrawal,  may result in  receipt  of  taxable  income to the Owner  and,  if made  prior to the Owner attaining  age 59 1/2,  may be  subject  to a 10%  penalty  tax.  In the case of
Contracts  issued in connection with retirement plans that meet the requirements of Section 403(b) or 408 of the Internal Revenue Code,  reference should be made
to  the  terms  of  the  particular   Qualified  Plan  for  any  limitations  or
restrictions  on  withdrawals.   For  more  information,  see  "Restrictions  on
Withdrawals  from Qualified  Plans." The tax  consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."

SYSTEMATIC WITHDRAWALS -- The Company currently offers a feature under which you may select  systematic  withdrawals.  Under this feature,  an Owner may elect to receive systematic  withdrawals while the Owner is living and before the Annuity
Start Date by sending a properly  completed  Request  for  Scheduled  Systematic
Payments form to the Company at its  Administrative  Office.  This option may be elected at any time. An Owner may designate the systematic  withdrawal amount as a  percentage  of Contract  Value  allocated  to the  Subaccounts  and/or  Fixed
Account, as a fixed period, as level payments,  as a specified dollar amount, as all earnings in the Contract,  or based upon the life expectancy of the Owner or the Owner and a Beneficiary.  An Owner also may designate the desired  frequency of the systematic withdrawals,  which may be monthly,  quarterly,  semiannual or annual. The Owner may stop or modify systematic  withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or  modification.  A proper request must  include  the written  consent of any  effective  assignee  or  irrevocable
Beneficiary, if applicable.

   Each systematic withdrawal must be at least $100. Upon payment, your Contract
Value  will be  reduced  by an amount  equal to the  payment  proceeds  plus any applicable  withdrawal  charge  and  premium  tax.  Contract  Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See
"Extra Credit." Any systematic  withdrawal that equals or exceeds the Withdrawal
Value  will be  treated  as a full  withdrawal.  In no event  will  payment of a
systematic   withdrawal   exceed  the  Withdrawal   Value.   The  Contract  will
automatically  terminate  if  a  systematic  withdrawal  causes  the  Contract's
Withdrawal Value to equal $0.

   The  Company  will  effect each  systematic  withdrawal  as of the end of the
Valuation Period during which the withdrawal is scheduled.  The deduction caused by the systematic  withdrawal,  including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as
you have directed. If you do not specify the allocation, the Company will deduct the  systematic  withdrawal  in the  same  proportion  that  Contract  Value  is allocated among the Subaccounts and the Fixed Account.

   The Company may, at any time,  discontinue,  modify,  suspend or charge a fee for systematic  withdrawals.  You should consider carefully the tax consequences of a systematic  withdrawal,  including the 10% penalty tax which may be imposed on  withdrawals  made prior to the Owner  attaining age 59 1/2. See "Federal Tax
Matters."

FREE-LOOK RIGHT -- You may return a Contract within the Free-Look Period,  which is generally a ten-day period  beginning when you receive the Contract.  In this event, the Company will then deem void the returned  Contract and will refund to you purchase  payments  allocated to the Fixed Account (not including any Credit
Enhancements  if an Extra  Credit  Rider was in effect).  The Company  will also refund as of the  Valuation  Date on which we receive your Contract any Contract
Value allocated to the Subaccounts, plus any charges deducted from such Contract
Value, less the Contract Value attributable to any Credit Enhancements.

   Some states' laws require us to refund your purchase payments instead of your
Contract  Value.  If your  Contract is  delivered in one of those states and you return your  Contract  during the  Free-Look  Period,  the  Company  will refund purchase payments allocated to the Subaccounts rather than Contract Value.

DEATH  BENEFIT -- If the Owner dies prior to the  Annuity  Start Date while this
Contract is in force,  the Company  will pay the death  benefit  proceeds to the
Designated  Beneficiary  upon  receipt  of due  proof of the  Owner's  death and instructions regarding payment to the Designated Beneficiary.

   If the  surviving  spouse  of the  deceased  Owner  is  the  sole  Designated
Beneficiary, such spouse may elect to continue the Contract in force, subject to certain  limitations.  See  "Distribution  Requirements."  If the Owner is not a
natural person,  the death benefit  proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding  payment.  If the  death of the Owner  occurs on or after the  Annuity
Start Date,  any death benefit will be determined  according to the terms of the
Annuity Option. See "Annuity Options."

   The  death  benefit  proceeds  will  be  the  death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax. If the age of each Owner was 80 or younger on the Contract Date and an Owner dies prior to the Annuity  Start Date while this  Contract is in force, the amount of the death benefit will be the greater of:

1.  The sum of all purchase  payments (not including any Credit  Enhancements if an Extra Credit Rider was in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.  The Contract Value on the date due proof of death and instructions regarding payment are received by the Company  (less any Credit  Enhancements  applied during the 12 months prior to the date of the Owner's death).

   If any Owner  was age 81 or older on the  Contract  Date,  or if due proof of death and instructions  regarding payment are not received by the Company at its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   If you purchased one or more of the optional  Riders that provide an enhanced death  benefit,  your death benefit will be  determined  in accordance  with the terms of the Rider.  See the  discussion of the Annual Stepped Up Death Benefit;
Guaranteed  Growth Death  Benefit;  Combined  Annual  Stepped Up and  Guaranteed
Growth Death Benefit;  Enhanced Death Benefit;  Combined  Enhanced Death Benefit
and  Annual  Stepped Up Death  Benefit;  Combined  Enhanced  Death  Benefit  and
Guaranteed  Growth Death Benefit;  and Combined  Enhanced Death Benefit,  Annual
Stepped Up Death  Benefit,  and  Guaranteed  Growth  Death  Benefit.  Your death benefit  proceeds  under the  Rider  will be the death  benefit  reduced  by any outstanding  Contract  Debt,  any pro rata  account  charge and any  uncollected premium tax.

   The death benefit  proceeds will be paid to the  Designated  Beneficiary in a single sum or under one of the  Annuity  Options,  as elected by the  Designated
Beneficiary.  If the Designated Beneficiary is to receive annuity payments under an Annuity  Option,  there may be limits under  applicable law on the amount and duration  of  payments  that  the  Beneficiary  may  receive,  and  requirements respecting timing of payments.  A tax adviser should be consulted in considering
Annuity Options. See "Federal Tax Matters" and "Distribution Requirements" for a
discussion  of  the  tax  consequences  in  the  event  of  death.

DISTRIBUTION REQUIREMENTS -- For Contracts issued in connection with a Qualified
Plan, the terms of the particular  Qualified Plan and the Internal  Revenue Code should be reviewed with respect to limitations or restrictions on  distributions following the death of the Owner or Annuitant.  Because the rules  applicable to
Qualified  Plans are  extremely  complex,  a  competent  tax  adviser  should be consulted.

DEATH OF THE ANNUITANT -- If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural  person and is not the  Annuitant,  no death  benefit proceeds will be payable under the Contract.  The Owner may name a new Annuitant within 30 days of the Annuitant's  death.  If a new Annuitant is not named,  the
Company will  designate  the Owner as  Annuitant.  On the death of the Annuitant after the Annuity Start Date,  any  guaranteed  payments  remaining  unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

CHARGES AND DEDUCTIONS

CONTINGENT  DEFERRED  SALES CHARGE -- The Company does not deduct sales  charges from purchase payments before allocating them to Contract Value. However, except as set forth below,  the Company may assess a contingent  deferred  sales charge
(which  may also be  referred  to as a  withdrawal  charge) on a full or partial withdrawal,  including  systematic  withdrawals,  depending  on  how  long  your purchase payments have been held under the Contract.

   The Company will waive the  withdrawal  charge on  withdrawals  to the extent that total withdrawals in a Contract Year, including systematic withdrawals,  do not exceed the Free Withdrawal  amount.  The Free Withdrawal  amount is equal in the first  Contract  Year,  to 10% of purchase  payments,  excluding  any Credit
Enhancements,  made during the year and for any subsequent Contract Year, to 10%
of Contract Value as of the first day of that Contract Year.

   The withdrawal charge applies to the portion of any withdrawal, consisting of purchase  payments,  that exceeds the Free  Withdrawal  amount.  For purposes of determining the withdrawal charge, withdrawals are considered to come first from purchase  payments in the order they were received and then from  earnings.  The withdrawal  charge does not apply to  withdrawals of earnings.  Free  withdrawal amounts do not reduce  purchase  payments for the purpose of determining  future withdrawal charges.

   The amount of the charge will depend on how long your purchase  payments have been held under the Contract.  Each  purchase  payment you make is considered to have a certain "age," depending on the length of time since the purchase payment was effective. A purchase payment is "age one" in the year beginning on the date the purchase  payment is received by the Company and  increases in age each year thereafter.  The  withdrawal  charge is  calculated  according to the  following schedule:

                      ===================================
                      PURCHASE PAYMENT AGE     WITHDRAWAL
                          IN YEARS)              CHARGE
                      -----------------------------------
                                1                  7%
                                2                  7%
                                3                  6%
                                4                  5%
                                5                  4%
                                6                  3%
                                7                  2%
                           8 and over              0%
                      ===================================

   In no event  will the  amount of any  withdrawal  charge,  when added to such charge  previously  assessed  against any amount  withdrawn  from the  Contract, exceed  7% of  purchase  payments  paid  under the  Contract.  In  addition,  no withdrawal  charge will be imposed upon: (1) payment of death benefit  proceeds;
or (2) annuity  options that  provide for  payments for life,  or a period of at least seven years.  The Company will assess the  withdrawal  charge  against the
Subaccounts  and the Fixed  Account  in the same  proportion  as the  withdrawal proceeds are allocated.

   The Company  pays sales  commissions  to  broker-dealers  and other  expenses associated with the promotion and sales of the Contract.  The withdrawal  charge is designed to reimburse  the Company for these  costs,  although it is expected that  actual  expenses  will be greater  than the amount of the  charge.  To the extent that all sales expenses are not recovered from the charge,  such expenses may be recovered from other charges,  including amounts derived  indirectly from the charge for mortality and expense risk.  Broker-dealers may receive aggregate commissions of up to 6.5% of aggregate purchase  payments.  The Company also may pay override payments, expense allowances, bonuses, wholesaler fees and training allowances.  Registered representatives earn commissions from the broker-dealers with which they are  affiliated  and such  arrangements  will vary. In addition, registered  representatives  may be  eligible,  under  programs  adopted  by the
Company to receive  non-cash  compensation  such as  expense-paid  due diligence trips and educational seminars. No compensation will be offered to the extent it is prohibited by the laws of any state or  self-regulatory  agency,  such as the
NASD.

MORTALITY AND EXPENSE RISK CHARGE -- The Company  deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.75%, on an annual basis, of each  Subaccount's average  daily net assets.  If you are  subject to  mortality  and expense  risk charge above the minimum charge, the Company deducts it from your Contract Value on a monthly  basis.  The mortality and expense risk charge amount is determined each month by reference to the amount of your  Contract  Value,  as set forth in the table below.

               =================================================
                                            ANNUAL MORTALITY AND
               CONTRACT VALUE               EXPENSE RISK CHARGE
               -------------------------------------------------
               Less than $25,000 ...........        0.90%
               $25,000 or more .............        0.75%
               =================================================

During the Annuity Period,  the mortality and expense risk charge is 1.25% under
Options 1  through  4, 7 and 8, in lieu of the  amounts  set  forth  above.  The mortality  and expense  risk charge is  intended to  compensate  the Company for certain  mortality  and  expense  risks the  Company  assumes  in  offering  and administering the Contracts and in operating the Subaccounts.

   The expense risk is the risk that the  Company's  actual  expenses in issuing and  administering the Contracts and operating the Subaccounts will be more than the charges assessed for such expenses.  The mortality risk borne by the Company is the risk that  Annuitants,  as a group,  will live longer than the  Company's actuarial  tables predict.  In this event,  the Company  guarantees that annuity payments will not be affected by a change in mortality  experience  that results in the payment of greater  annuity income than assumed under the Annuity Options in the Contract.  The Company also assumes a mortality  risk in connection  with the death benefit under the Contract.

   The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and  administrative  expenses,  but the Company may realize a loss to the extent the charge is not  sufficient.  The Company may use any  profit  derived  from this  charge for any  lawful  purpose,  including
distribution   expenses.   See   "Determination  of  Contract  Value"  for  more
information about how the Company deducts the mortality and expense risk charge.

ADMINISTRATION CHARGE -- The Company deducts a daily administration charge equal to an annual rate of 0.15% of each  Subaccount's  average daily net assets.  The purpose of this charge is to compensate the Company for the expenses  associated with administration of the Contract and operation of the Subaccounts.

ACCOUNT  ADMINISTRATION CHARGE -- The Company deducts an account  administration charge of $30.00 from Contract Value at each Contract  Anniversary.  The Company will waive the charge if your Contract  Value is $50,000 or more on the date the charge  is  to  be  deducted.  The  Company  will  deduct  a  pro  rata  account administration  charge (1) upon a full  withdrawal;  (2) upon the Annuity  Start
Date if one of the Annuity  Options 1 through 4, 7 or 8 is chosen;  and (3) upon payment of a death  benefit.  This  charge is not  deducted  during the  Annuity
Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen.  The purpose of the charge is to  compensate  the Company for the  expenses  associated  with administration of the Contract.

PREMIUM TAX CHARGE -- Various states and municipalities impose a tax on premiums on annuity contracts received by insurance  companies.  Whether or not a premium tax is imposed  will depend  upon,  among  other  things,  the Owner's  state of residence,  the Annuitant's  state of residence,  and the insurance tax laws and the Company's  status in a particular  state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a
Contract.  The Company deducts this charge when due,  typically upon the Annuity
Start Date or payment of a purchase payment.  The Company may deduct premium tax upon a full or partial  withdrawal if a premium tax has been incurred and is not refundable.  The Company  reserves the right to deduct premium taxes when due or any time thereafter.  Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES -- The Company may charge the Separate  Account or the Subaccounts for the  federal,  state,  or  local  taxes  incurred  by the  Company  that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or  acquisition  costs under the Contract.  No such charge is currently assessed.  See "Tax Status of the Company and the Separate  Account" and "Charge
for the Company's Taxes."

VARIATIONS  IN  CHARGES  -- The  Company  may  reduce or waive the amount of the contingent  deferred sales charge and certain other charges for a Contract where the expenses  associated with the sale of the Contract or the administrative and maintenance  costs  associated with the Contract are reduced for reasons such as the amount of the initial purchase payment or projected purchase payments or the
Contract is sold in connection with a group or sponsored arrangement.

GUARANTEE OF CERTAIN CHARGES -- The Company  guarantees that: (1) the charge for mortality  and  expense  risks  will not exceed an annual  rate of 0.90%  (1.25%
during the Annuity Period) of each  Subaccount's  average daily net assets;  (2)
the  administration  charge  will not  exceed  an  annual  rate of 0.15% of each
Subaccount's average daily net assets; and (3) the account administration charge will not exceed $30 per year.  The Company also  guarantees  that the charge for any Rider will not exceed the annual rate in effect when the Rider is issued.

UNDERLYING  FUND EXPENSES -- Each Subaccount of the Separate  Account  purchases shares  at the net  asset  value  of the  corresponding  Underlying  Fund.  Each
Underlying Fund's net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the  Underlying  Fund.  These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding  Underlying Fund. As a result, the Owner indirectly bears a pro rata  portion  of such  fees  and  expenses.  The  advisory  fees and  other expenses,  if any,  which are more fully  described  in each  Underlying  Fund's prospectus, are not specified or fixed under the terms of the Contract.

OPTIONAL RIDER CHARGES

In addition to the charges and  deductions  discussed  above,  you may  purchase certain  optional  Riders  under the  Contract.  The  Company  makes  each Rider available only at issue,  except the Guaranteed  Minimum  Withdrawal Benefit and
Total  Protection  Riders,  which are also  available for purchase on a Contract
Anniversary. You may not terminate a Rider after issue, unless otherwise stated.
The Company  deducts a monthly charge from Contract Value for any Riders elected by the Owner.  The amount of the charge is equal to a  percentage,  on an annual basis,  of your Contract  Value.  Each Rider and its charge are listed below.  A
RIDER MAY NOT BE AVAILABLE IN ALL STATES. You may not select Riders with a total charge that  exceeds  1.55% of Contract  Value  (1.00% of Contract  Value if you
select a 0-Year Alternate  Withdrawal Charge Rider). As an example,  you may not purchase  the  Extra  Credit  Rider  at 5% with a cost of 0.70%  and the  0-Year
Alternate  Withdrawal Charge Rider with a cost of 0.70%,  because the total cost of such  Riders,  1.40%,  would  exceed the maximum  Rider charge of 1.00% for a
Contract with a 0-Year Alternate Withdrawal Charge Rider.

TEACHER  RETIREMENT  SYSTEM OF TEXAS - LIMITS ON OPTIONAL  RIDERS -- If you are:
(1)  purchasing  the  Contract  as a  tax-sheltered  annuity  through  a  salary
reduction   arrangement;   (2)  an   employee   of  a  school   district  or  an
open-enrollment  charter  school;  and (3) a member  of the  Teacher  Retirement
System of Texas,  you may not select  Riders with a total  charge  that  exceeds
0.25% of  Contract  Value  and only  the  following  Riders  are  available  for purchase:

o  Annual Stepped Up Death Benefit
o  Enhanced Death Benefit
o  Guaranteed Growth Death Benefit at 3%
o  Guaranteed Growth Death Benefit at 5%
o  Guaranteed Growth Death Benefit at 6%
o  Combined Annual Stepped Up and Guaranteed Growth Death Benefit
o  Guaranteed Minimum Income Benefit at 3%
o  Waiver of Withdrawal Charge
o  Waiver of Withdrawal Charge - Hardship
o  Waiver of Withdrawal Charge - 5 Years and Age 59 1/2.

GUARANTEED MINIMUM INCOME BENEFIT -- This Rider makes available a minimum amount for the purchase of a fixed  Annuity  ("Minimum  Income  Benefit").  The Minimum
Income Benefit is equal to Purchase Payments and any Credit Enhancements, net of
any premium tax,  less an  adjustment  for  Withdrawals,  increased at an annual effective  rate of  interest  of 3% or 5%, as elected in the  application.  (The
Company  will credit a maximum  rate of 4% for amounts  allocated to the Dreyfus
General Money Market Subaccount or the Fixed Account.)

   In crediting interest, the Company takes into account the timing of when each purchase  payment and  withdrawal  occurred and accrues such interest  until the earlier  of:  (1)  the  Annuity  Start  Date,  or (2) the  Contract  Anniversary
following the oldest  Annuitant's  80th birthday.  In the event of a withdrawal, the  Minimum  Income  Benefit is reduced as of the date of the  withdrawal  by a percentage  found by dividing the  withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   You may apply the Minimum Income Benefit, less any applicable Premium tax and pro rata account  administration  charge,  to purchase a fixed Annuity within 30 days of any Contract Anniversary  following the 10th Contract  Anniversary.  You may apply the Minimum  Income  Benefit to purchase  only a fixed  Annuity  under
Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year  period  certain.  See the discussion of Options 2 and 4 under  "Annuity  Options."  The Annuity  rates for this Rider are based upon the
1983(a) mortality table with mortality  improvement under projection scale G and an interest rate of 2 1/2%. This Rider is available only if the age of the Owner at the time the  Contract  is issued is age 79 or  younger.  The charge for this
Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                               3%             0.15%
                               5%             0.30%
                         ==============================

ANNUAL STEPPED UP DEATH BENEFIT -- This Rider makes  available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the  date of  receipt  of  instructions  regarding  payment  of the  death benefit:

o  The largest  Contract Value on any Contract  Anniversary that occurs prior to the oldest Owner attaining age 81, plus

o  Any purchase payments  received by the Company since the applicable  Contract
   Anniversary; less

o  An  adjustment  for any  withdrawals  and  withdrawal  charges made since the applicable  anniversary.  In the event of a withdrawal,  the Stepped Up Death
   Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal amount, including any withdrawal charges, by Contract
   Value immediately prior to the withdrawal.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.20%.  See the discussion under "Death Benefit."

GUARANTEED  GROWTH DEATH BENEFIT -- This Rider makes available an enhanced death benefit  upon the  death of the Owner or any Joint  Owner  prior to the  Annuity
Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding  Contract Debt, any pro rata account  administration  charge and any uncollected  premium  tax.  If an Extra  Credit  Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.  The Guaranteed Growth Death Benefit.

The Guaranteed  Growth Death Benefit is an amount equal to purchase payments and any  Credit  Enhancements,  net of any  Premium  tax,  less  an  adjustment  for withdrawals,  increased at an annual effective rate of interest of 3%, 5%, 6% or
7%, as elected in the application. (The Company will credit a maximum rate of 4%
for amounts  allocated to the Dreyfus  General  Money Market  Subaccount  or the
Fixed Account.) In crediting interest, The Company takes into account the timing of when each purchase payment and withdrawal occurred.  The Company accrues such interest  until the  earliest of: (1) the Annuity  Start Date;  (2) the Contract
Anniversary  following the oldest Owner's 80th birthday;  (3) the date due proof of the Owner's death and instructions regarding payment are received; or (4) the six-month  anniversary  of  the  Owner's  date  of  death.  In  the  event  of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage  found by dividing the withdrawal  amount,  including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

   The amount of the Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase payments (not including any Credit Enhancements),  net of premium tax and any withdrawals, including withdrawal charges.

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be Contract Value, as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.  The charge for this Rider varies based upon the interest rate selected as set forth below:

                         ==============================
                         INTEREST RATE     RIDER CHARGE
                         ------------------------------
                               3%             0.10%
                               5%             0.20%
                               6%             0.25%
                               7%             0.30%
                         ==============================

See the discussion under "Death Benefit."

COMBINED  ANNUAL  STEPPED UP AND  GUARANTEED  GROWTH DEATH BENEFIT -- This Rider
makes  available  an enhanced  death  benefit upon the death of the Owner or any
Joint Owner prior to the Annuity Start Date. The death benefit  proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The Contract Value on the date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

3.  The Annual Stepped Up Death Benefit (as described above); or

4.  The Guaranteed Growth Death Benefit at 5% (as described above).

   If an Owner dies prior to the Annuity Start Date,  but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will be as set forth in item 2 above.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

ENHANCED  DEATH BENEFIT -- This Rider makes  available an enhanced death benefit upon the death of the Owner prior to the Annuity  Start Date.  The death benefit
proceeds   will  be  the  death   benefit   reduced  by  any  pro  rata  account
administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greater of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges; or

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit.

The Enhanced  Death Benefit for a Contract  issued prior to the Owner  attaining age 70 is the  lesser  of:  (1) 50% of  Contract  gain;  or (2) 50% of  adjusted purchase payments.  For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or
(2) 25% of adjusted purchase payments.

o  "Contract  gain" is equal to Contract Value as of the date due proof of death and instructions  with regard to payment are received less adjusted  purchase payments.

o  "Adjusted  purchase  payments" are equal to all purchase payments made to the
   Contract  adjusted for  withdrawals  and any  applicable  premium tax. In the event of a  withdrawal,  purchase  payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including
   any  withdrawal   charges,   by  Contract  Value  immediately  prior  to  the
   withdrawal.

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Contract is issued is age 79 or  younger.  The charge  for this  Rider is 0.25%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  ANNUAL  STEPPED UP DEATH  BENEFIT  -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death  benefit will be the  Contract  Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED  AND  GUARANTEED  GROWTH  DEATH  BENEFIT -- This Rider  makes available  an enhanced  death  benefit  upon the death of the Owner prior to the
Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected  premium tax. If an Extra Credit Rider was in effect,  the death benefit also will be reduced by any Credit  Enhancements  applied  during the 12 months  preceding  the Owner's date of death;  provided  that the death  benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity
Start  Date,  the  amount of the death  benefit  under  this  Rider  will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.35%.  See the discussion under "Death Benefit."

COMBINED  ENHANCED,  ANNUAL STEPPED UP, AND  GUARANTEED  GROWTH DEATH BENEFIT --
This Rider makes available an enhanced death benefit upon the death of the Owner prior to the Annuity Start Date.  The death  benefit  proceeds will be the death benefit  reduced  by  any  outstanding  Contract  Debt,  any  pro  rata  account administration  charge and any uncollected premium tax. If an Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner's date of death;  provided that the death  benefit  defined in 1 below will not be so reduced.  If an Owner dies prior to the Annuity  Start  Date,  the amount of the death  benefit  under this
Rider will be the greatest of:

1.  The sum of all purchase  payments (not  including any Credit  Enhancements), less any withdrawals and withdrawal charges;

2.  The  Contract  Value  on the  date  due  proof  of  the  Owner's  death  and instructions  regarding  payment  are  received  by the  Company,  plus  the
    Enhanced Death Benefit (as described above); or

3.  The Annual Stepped Up Death Benefit (as described above),  plus the Enhanced
    Death Benefit (as described above); or

4.  The  Guaranteed  Growth Death Benefit at 5% (as described  above),  plus the
    Enhanced Death Benefit (as described above).

   If the Owner dies prior to the Annuity Start Date, but due proof of death and
instructions   regarding  payment  are  not  received  by  the  Company  at  its
Administrative  Office within six months of the date of the Owner's  death,  the death benefit will the Contract Value on the date due proof of the Owner's death and instructions regarding payment are received by the Company.

   This Rider is available only if the age of the Owner at the time the Rider is issued  is age 79 or  younger.  The  charge  for this  Rider is  0.40%.  See the discussion under "Death Benefit."

GUARANTEED  MINIMUM  WITHDRAWAL  BENEFIT -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  If you elect this Rider when you purchase the Contract,  your "Benefit  Amount" is equal to a percentage of the  initial  purchase  payment  including  any  Credit  Enhancement.  If you purchase the Rider on a Contract Anniversary,  your Benefit Amount is equal to a percentage  of your  Contract  Value  on the  date  we add  this  Rider  to your
Contract.  The Benefit Amount is reduced as you take Annual Withdrawal  Amounts, and the Benefit  Amount as so reduced is referred to as the  "Remaining  Benefit
Amount."

   Under this Rider,  you may  withdraw up to a specified  amount each  Contract
Year (the "Annual Withdrawal Amount"),  regardless of market performance,  until the  Remaining  Benefit  Amount is reduced to $0. The Annual  Withdrawal  Amount initially is a percentage of the initial purchase  payment  including any Credit
Enhancement (or Contract Value on the purchase date of the Rider if the Rider is purchased  on a  Contract  Anniversary).  You may  select  one of the  following combinations of Annual Withdrawal Amount and Benefit Amount:

                ===============================================
                ANNUAL WITHDRAWAL AMOUNT*       BENEFIT AMOUNT*
                -----------------------------------------------
                           5%                       130%
                           6%                       110%
                           7%                       100%
                -----------------------------------------------
                *A percentage of the initial  purchase  payment
                 including any Credit  Enhancement (or Contract
                 Value on the purchase date of the Rider if the
                 Rider is purchased on a Contract Anniversary)
                ===============================================

If you do not take the Annual  Withdrawal Amount during a Contract Year, you may not take more than the Annual  Withdrawal  Amount in the next Contract Year. The
Annual Withdrawal Amount can be taken in one withdrawal or multiple  withdrawals during the Contract Year.  You can continue to take up to the Annual  Withdrawal
Amount each Contract Year until the Remaining Benefit Amount is depleted.

   If you take more than the Annual  Withdrawal  Amount in a Contract  Year,  we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future.  Withdrawals  under this Rider reduce Contract Value by the amount of the withdrawal,  including any applicable withdrawal charges or premium taxes and any forfeited Credit  Enhancements;  provided that withdrawals of the Annual  Withdrawal  Amount are not subject to a  withdrawal  charge.  Any withdrawal  up to the Annual  Withdrawal  Amount in a Contract  Year reduces the
Free  Withdrawal   amount  otherwise   available  in  that  Contract  Year,  and
withdrawals,  including  withdrawals of the Annual Withdrawal Amount, may result in  forfeiture  of  Credit  Enhancements  if you have an Extra  Credit  Rider in effect.  Please see the discussion under "Contingent  Deferred Sales Charge" and
"Extra  Credit."  Withdrawals,  including  withdrawals of the Annual  Withdrawal
Amount,  may result in receipt of taxable income to the Owner and, if made prior to the Owner  attaining age 59 1/2, may be subject to a 10% penalty tax.  Please see "Federal Tax Matters."

   The Annual  Withdrawal  Amount will remain the same each Contract Year unless you make  additional  purchase  payments  after the purchase  date of the rider, withdraw more than the Annual  Withdrawal Amount in a Contract Year, or elect to reset the Remaining  Benefit Amount as discussed  below. If additional  purchase payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the purchase payment  including any Credit  Enhancement,  and the Remaining  Benefit Amount will increase by an amount equal to 130%,  110% or
100% of the purchase  payment  including  any Credit  Enhancement,  depending on which  combination  of Annual  Withdrawal  Amount  and  Benefit  Amount you have selected.  The  Annual  Withdrawal  Amount  and  Remaining  Benefit  Amount  are
recalculated  in the event of a withdrawal  in a Contract  Year that exceeds the
Annual Withdrawal Amount as follows.  The Annual Withdrawal Amount and Remaining
Benefit  Amount  respectively  are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount determined by dividing the excess  withdrawal  amount by Contract  Value after  deduction of any Annual
Withdrawal Amount included in the withdrawal.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining  Benefit  Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal  Amount to 5%, 6% or 7%, as applicable,  of
Contract  Value on that date;  provided,  however,  that the  Annual  Withdrawal
Amount will remain the same if the current Annual  Withdrawal  Amount is greater than the reset amount.  Once a reset  election has been made,  you may not elect another  reset until after the fifth  anniversary  of the prior reset date.  The
Company  reserves  the right to require  that  resets be  effected on a Contract
Anniversary  and the Rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This  Rider  will  terminate  upon  the  earliest  of:  (1)
termination of the Contract,  (2) the Annuity Start Date, (3) any Valuation Date
on which Contract Value and the Remaining  Benefit Amount are equal to $0, (4) a full  withdrawal  of Contract  Value  pursuant to a withdrawal  that exceeds the
Annual  Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint  Owner that is a natural  person.  This Rider may not be  reinstated  by purchase payments or reset after such termination.  This Rider is available only if the age of each Owner and Annuitant at the time the Rider is purchased is age
85 or younger. The charge for this Rider is 0.45%.

TOTAL  PROTECTION  -- You may purchase this Rider when you purchase the Contract or on any  Contract  Anniversary.  This Rider makes  available a (1)  Guaranteed
Growth Death Benefit at 5%; (2) Guaranteed  Minimum  Withdrawal  Benefit with an
Annual  Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed
Minimum Accumulation Benefit as described below.

   Upon the death of the Owner or any Joint  Owner  prior to the  Annuity  Start
Date,  a Guaranteed  Growth  Death  Benefit at 5% will be available as described under "Guaranteed Growth Death Benefit," with the following  differences.  Under this Rider,  the  Guaranteed  Growth Death Benefit will be reduced by any Annual
Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced  proportionately  by any withdrawal  that exceeds in whole or in part the Annual  Withdrawal Amount for the Contract Year. The Guaranteed Growth Death
Benefit is reduced as of the date of any such withdrawal by a percentage that is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual  Withdrawal  Amount  included in the  withdrawal.  Also, under this Rider,  the amount of the  Guaranteed  Growth Death Benefit shall not exceed an amount equal to 200% of purchase  payments  (not  including any Credit
Enhancements  or  purchase  payments  made  during the 12 months  preceding  the
Owner's  date of  death),  net of  premium  tax and any  withdrawals,  including withdrawal  charges.  Finally,  under this Rider,  the annual  effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts,  including the Money Market Subaccount,  or the Fixed
Account.  If the Guaranteed  Growth Death Benefit on any Valuation Date is equal to $0,  the  benefit  will  terminate  and may not be  reinstated  or reset  (as described below) after such termination.

   This Rider also makes available a Guaranteed  Minimum  Withdrawal Benefit (as described  under  "Guaranteed  Minimum  Withdrawal  Benefit"  above);  provided, however,  that the Annual  Withdrawal  Amount is equal to 5%, and the  Remaining
Benefit Amount is equal to 100%, of the initial purchase  payment  including any
Credit  Enhancement (or Contract Value on the purchase date of this Rider if the
Rider is purchased on a Contract Anniversary).

   The Guaranteed Minimum  Accumulation  Benefit provides that at the end of the
"Term," which is the ten-year  period  beginning on the date of your purchase of the Rider,  the Company will apply an additional  amount to your Contract if the
Contract  Value on that date is less than the  Guaranteed  Minimum  Accumulation
Benefit amount.  The additional  amount will be equal to the difference  between the Contract Value on that date and the Guaranteed Minimum  Accumulation Benefit amount on that  date.  Any  additional  amount  added to your  Contract  will be allocated  among the Subaccounts and the Fixed Account in the same proportion as
Contract  Value is allocated on that date. No additional  amount will be applied if the  Contract  Value is  greater  than the  Guaranteed  Minimum  Accumulation
Benefit amount on the last day of the Term.

   The Guaranteed Minimum  Accumulation  Benefit amount is equal to 105% of your initial purchase payment including any Credit  Enhancement (or Contract Value on the  purchase  date of this  Rider  if the  Rider  is  purchased  on a  Contract
Anniversary);   plus  105%  of  any  purchase  payments  (including  any  Credit
Enhancement) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit;
and less an adjustment for any  withdrawals  that exceed in whole or in part the
Annual  Withdrawal  Amount for the Contract  Year.  The  adjustment  reduces the
Guaranteed  Minimum   Accumulation  Benefit  amount  by  a  percentage  that  is determined  by dividing  the excess  withdrawal  amount by Contract  Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

   The Guaranteed  Minimum  Accumulation  Benefit will terminate upon payment of any additional  amount as described above or upon expiration of the Term without payment of an additional amount.  This benefit may not be reinstated by purchase payments or reset after such termination.

   After the fifth  anniversary of the purchase of this Rider,  you may elect to reset the Remaining Benefit Amount,  the Guaranteed Growth Death Benefit and the
Guaranteed Minimum  Accumulation Benefit to an amount equal to Contract Value on the reset date;  provided that  Contract  Value on that date is greater than the
Remaining  Benefit  Amount.  The Annual  Withdrawal  Amount  will reset to 5% of
Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater,  in which case the Annual  Withdrawal  Amount will remain the same. The
Reset election must be made as to all or none of the Remaining  Benefit  Amount, the  Guaranteed  Growth Death Benefit and the  Guaranteed  Minimum  Accumulation
Benefit.  If you elect a reset, a new Term will begin for the Guaranteed Minimum
Accumulation Benefit effective on the reset date. Once a reset election has been made,  you may not elect another reset until after the fifth  anniversary of the prior  reset  date.  The Company  reserves  the right to require  that resets be effected on a Contract  Anniversary and the Rider charge may be increased in the event  that you elect a reset;  provided,  however,  that such  charge  will not exceed 1.45%.

   This Rider will  terminate  upon the  earliest  of:  (1)  termination  of the
Contract,  (2) the Annuity Start Date,  (3) any Valuation Date on which Contract
Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of
Contract  Value  pursuant to a  withdrawal  that  exceeds the Annual  Withdrawal
Amount for that Contract  Year, or (5) upon the first death of any Owner,  or if the Owner is a  non-natural  person,  the death of an Annuitant or a Joint Owner that is a natural person.

   While this Rider is in effect,  we reserve the right to  restrict  subsequent purchase  payments.  This Rider is  available  only if the age of each Owner and
Annuitant at the time the Rider is  purchased  is age 79 or younger.  The charge for this Rider is 0.85%.

EXTRA  CREDIT -- This Rider makes  available a Credit  Enhancement,  which is an amount added to your Contract Value by the Company.  You may purchase this Rider only at issue.  A Credit  Enhancement of 3%, 4% or 5% of purchase  payments,  as elected in the  application,  will be added to Contract  Value for each purchase payment  made  in the  first  Contract  Year.  Any  Credit  Enhancement  will be allocated among the Subaccounts in the same proportion as your purchase payment.
This Rider is available only if the age of the Owner on the Contract Date is age
80 or younger.

   In the event of a full or partial withdrawal,  the Company will recapture all or part of any Credit  Enhancement  that has not yet vested.  An amount equal to
1/7 of the Credit  Enhancement  will vest as of each  anniversary of the Rider's date of issue  and the  Credit  Enhancement  will be fully  vested at the end of seven  years  from  that  date.  The  amount to be  forfeited  in the event of a withdrawal is equal to a percentage of the Credit  Enhancement  that has not yet vested.  The percentage is determined for each  withdrawal as of the date of the withdrawal by dividing:

1.  The amount of the withdrawal, including any withdrawal charges, by

2.  Contract Value immediately prior to the withdrawal.

   The Company will recapture  Credit  Enhancements  on withdrawals  only to the
extent  that  total  withdrawals  in  a  Contract  Year,   including  systematic
withdrawals,  exceed the Free Withdrawal  amount.  The Free Withdrawal amount is equal in the first  Contract  Year, to 10% of purchase  payments,  excluding any
Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first day of that Contract Year.

   The charge for this Rider will be  deducted  for a period of seven years from the Contract  Date.  The charge  varies based upon the Credit  Enhancement  rate selected as set forth below:

                    ========================================
                    CREDIT ENHANCEMENT RATE     RIDER CHARGE
                    ----------------------------------------
                               3%                   0.40%
                               4%                   0.55%
                               5%                   0.70%
                    ========================================

You may not have more than one Extra  Credit  Rider in effect on your  Contract.
You may not select an Annuity  Start Date that is prior to seven  years from the effective date of the Rider.

   The  Company  may  recapture  Credit  Enhancements  in the event of a full or partial  withdrawal as discussed above. If you exercise your right to return the
Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See "Free-Look Right." In the event of a withdrawal under the terms of the Waiver of Withdrawal  Charge Rider, you will forfeit  all or part of any  Credit  Enhancements  applied  during the 12 months preceding  such a withdrawal.  See "Waiver of Withdrawal  Charge." Death benefit proceeds may exclude all or part of any Credit Enhancements. See "Death Benefit"
and the discussions of the death benefit riders.

   The Company expects to make a profit from the charge for this Rider and funds payment of the Credit  Enhancements  through  the Rider  charge and the  vesting schedule.  The Extra  Credit  Rider  would make sense for you only if you expect your average  annual return (net of expenses of the Contract and the  Underlying
Funds) to exceed the applicable  amount set forth in the table below, and you do not expect to make purchase  payments to the Contract  after the first  Contract
Year.  The  returns  below  represent  the amount  that must be earned EACH year during the  seven-year  period  beginning on Contract  Date to break even on the
Rider. The rate of return assumes that all purchase payments are made during the first Contract Year when the Credit Enhancement is applied to purchase payments.
If purchase payments are made in subsequent Contract Years, the applicable Rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

   If your actual  returns  are greater  than the amount set forth below and you make no purchase  payments  after the first  Contract Year, you will profit from the purchase of the Rider.  If your actual returns are less,  for example,  in a down  market,  you will be worse off than if you had not  purchased  the  Rider.
Please  note that the  returns  below are net of Contract  and  Underlying  Fund expenses  so that you would need to earn the amount in the table plus the amount of applicable  expenses to break even on the Rider. This Rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger.

                 =============================================
                                              RATE OF RETURN
                 CREDIT ENHANCEMENT RATE     (NET OF EXPENSES)
                 ---------------------------------------------
                            3%                   -5.00%
                            4%                   -1.50%
                            5%                    0.80%
                 =============================================

WAIVER OF WITHDRAWAL CHARGE -- This Rider makes available a waiver of withdrawal charge in the event of your confinement to a nursing home,  terminal illness, or total and permanent disability prior to age 65.

   The Rider defines confinement to a hospital or nursing facility,  as follows:
(1) you have  been  confined  to a  "hospital"  or  "qualified  skilled  nursing facility" for at least 90 consecutive  days prior to the date of the withdrawal;
and (2) you are so confined  when the Company  receives  the waiver  request and became so confined after the Contract Date.

   The  Company  defines  terminal  illness as  follows:  (1) the Owner has been diagnosed  by a  licensed  physician  with a  "terminal  illness";  and (2) such illness was first diagnosed after the Contract was issued.

   The Company defines disability as follows:  (1) the Owner is unable,  because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education,  training or  experience;  (2) the impairment has been in existence for more than 180 days and began before the Owner  attained age 65 and after the Contract Date; and (3)
the  impairment  is  expected  to  result  in  death  or  be  long-standing  and indefinite.

   Prior to making a withdrawal  pursuant to this Rider,  you must submit to the
Company a  properly  completed  claim form and a written  physician's  statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

   The Company  reserves the right to have a physician of its choice examine the
Owner to determine  if the Owner is eligible  for a waiver.  The charge for this
Rider is 0.05%.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total purchase payments made in the 12 months preceding the withdrawal.  The maximum percentage that may be forfeited is 100% of Credit  Enhancements  earned during the 12 months  preceding the withdrawal.  This Rider is available only if the age of the Owner at the time the Contract is issued is age 90 or younger.

ALTERNATE  WITHDRAWAL  CHARGE  -- This  Rider  makes  available  an  alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

             =====================================================
                 0-YEAR SCHEDULE              4-YEAR SCHEDULE
             ------------------------     ------------------------
              PURCHASE                     PURCHASE
             PAYMENT AGE   WITHDRAWAL     PAYMENT AGE   WITHDRAWAL
             (IN YEARS)      CHARGE       (IN YEARS)      CHARGE
             -----------------------------------------------------
             0 and over        0%              1            7%
                                               2            7%
                                               3            6%
                                               4            5%
                                          5 and over        0%
             =====================================================

The charge for this Rider is 0.70% if you select the 0-year  schedule  and 0.55%
if you select the 4-year  schedule.  If the 4-Year Alternate  Withdrawal  Charge
Rider  has not yet  been  approved  in your  state,  you may  purchase  a 3-Year
Alternate Withdrawal Charge Rider, which provides a withdrawal charge of 7%, 6%,
5% and 0%,  respectively,  based upon purchase payment age (in years) of 1, 2, 3 and 4 and over.  The charge for the 3-year  schedule is 0.40%.  If you  purchase this Rider, the withdrawal charge selected under the Rider will apply in lieu of the 7-year withdrawal charge schedule described under "Contingent Deferred Sales
Charge." If you have also  purchased an Extra Credit Rider,  you may forfeit all or part of any Credit Enhancement in the event of a full or partial  withdrawal.
See "Extra Credit."

WAIVER  OF  WITHDRAWAL  CHARGE--15  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Contract has been in force for 15 or more Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65.

   The Company defines  "totally and permanently  disabled" as follows:  (1) the
Owner is unable,  because  of  physical  or mental  impairment,  to perform  the material and substantial  duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment must have been in existence for more than 180 days; and (3) the impairment  must be expected to result in death or be long-standing and indefinite.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.05%.

WAIVER  OF  WITHDRAWAL  CHARGE--10  YEARS  OR  DISABILITY  -- This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The  Contract has been in force for 10 or more  Contract  Years and the Owner has made  purchase  payments on a quarterly (or more  frequent)  basis for at least 5 full Contract Years; or

o  The Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See the Company's definition of "totally and permanently disabled" as described above.

   Prior  to  making  a  withdrawal  pursuant  to this  Rider  on the  basis  of disability, you must submit to the Company a properly completed claim form and a written physician's  statement  acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability, and as proof of age a certified  birth  certificate.  The Company  reserves  the right to have a physician  of its choice  examine the Owner to  determine if the
Owner is eligible for a waiver.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.10%.

WAIVER OF WITHDRAWAL  CHARGE--HARDSHIP -- This Rider makes available a waiver of any withdrawal charge in the event the Owner experiences a hardship,  as defined for purposes of Section 401(k) of the Internal Revenue Code of 1986, as amended.
The  Company  may  require  the Owner to  provide  proof of  hardship,  which is satisfactory to the Company.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.15%.

WAIVER  OF  WITHDRAWAL  CHARGE--5  YEARS  AND  AGE 59 1/2 --  This  Rider  makes available a waiver of any withdrawal charge if at the time of withdrawal:

o  The Owner is age 59 1/2or older; anD

o  The Owner has made purchase  payments on a quarterly (or more frequent) basis for at least 5 full Contract Years.

   If you have also  purchased  an Extra Credit  Rider,  you will forfeit all or part of any  Credit  Enhancements  applied  during the 12 months  preceding  any withdrawal  pursuant  to this  Rider.  The amount of Credit  Enhancements  to be forfeited is a percentage determined by dividing the amount of the withdrawal by the  total  purchase  payments  made in the first  Contract  Year.  The  maximum percentage that may be forfeited is 100% of Credit Enhancements earned.

   Effective  as of the date of the  first  withdrawal  under  the terms of this
Rider, no additional  purchase payments may be made to the Contract.  The charge for this Rider is 0.20%.

ANNUITY PERIOD

GENERAL -- You select the  Annuity  Start Date at the time of  application.  The
Annuity Start Date may not be prior to the third annual Contract anniversary and may not be deferred beyond the Annuitant's 95th birthday,  although the terms of a  Qualified  Plan and the laws of  certain  states may  require  that you start annuity  payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant's 70th birthday or the tenth  annual  Contract  Anniversary.  If you do not select an  Annuity  Option, annuity  payments will not begin until you make a selection,  which may be after the  Annuity  Start  Date.  See  "Selection  of an  Option."  If there are Joint
Annuitants,  the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

   On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity  under one of the  options  described  below.  Each option is available  in  two  forms--either  as  a  variable  Annuity  for  use  with  the
Subaccounts or as a fixed Annuity for use with the Fixed Account.  A combination variable and fixed Annuity is also  available.  Variable  annuity  payments will fluctuate with the investment  performance of the applicable  Subaccounts  while fixed annuity payments will not. Unless you direct  otherwise,  proceeds derived from Contract Value allocated to the  Subaccounts  will be applied to purchase a variable Annuity and proceeds derived from Contract Value allocated to the Fixed
Account  will be applied to purchase a fixed  Annuity.  The  proceeds  under the
Contract will be equal to your Contract Value in the  Subaccounts  and the Fixed
Account as of the Annuity Start Date,  reduced by any applicable  premium taxes, any outstanding  Contract Debt and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

   The Contract  provides for eight Annuity Options.  The Company may make other
Annuity Options available upon request. Annuity payments under Annuity Options 1 through  4, 7 and 8 are based  upon  annuity  rates  that vary with the  Annuity
Option  selected.  In the case of Options 1 through 4 and 8, the  annuity  rates will vary based on the age and sex of the  Annuitant,  except that unisex  rates are  available  where  required by law.  The  annuity  rates  reflect  your life expectancy  based upon your age as of the  Annuity  Start Date and your  gender, unless  unisex  rates  apply.  The  annuity  rates  are based  upon the  1983(a)
mortality  table with mortality  improvement  under  projection  scale G and are adjusted to reflect an assumed interest rate of 3.5%,  compounded  annually.  In the case of Options 5 and 6 as described below,  annuity payments are based upon
Contract Value without regard to annuity rates.

   Annuity  Options 1 through 4 and 8 provide for payments to be made during the lifetime of the  Annuitant.  Annuity  payments  under such options  cease in the event of the  Annuitant's  death,  unless the option  provides  for a guaranteed minimum number of payments,  for example a life income with guaranteed  payments of 5, 10, 15 or 20 years.  The level of annuity  payments  will be  greater  for shorter  guaranteed periods and less for longer guaranteed  periods.  Similarly, payments  will be  greater  for life  annuities  than  for  joint  and  survivor annuities,  because  payments for life  annuities  are expected to be made for a shorter period.

   You  may  elect  to  receive  annuity  payments  on  a  monthly,   quarterly,
semiannual,  or annual  basis,  although no payments  will be made for less than
$100.  If the  frequency of payments  selected  would result in payments of less than $100, the Company reserves the right to change the frequency.

   You may  designate  or change an  Annuity  Start  Date,  Annuity  Option,  or
Annuitant,  provided  proper  written  notice is  received by the Company at its
Administrative Office at least 30 days prior to the Annuity Start Date set forth in the  Contract.  The date  selected as the new  Annuity  Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start
Date is received at the Company's Administrative Office.

   Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot  surrender his or her annuity and receive a lump-sum settlement in lieu thereof.  Under Annuity
Options 5 through 7, full or partial  withdrawals  may be made after the Annuity
Start Date, subject to any applicable  withdrawal charge. The Contract specifies annuity tables for Annuity  Options 1 through 4, 7 and 8, described  below.  The tables contain the guaranteed  minimum dollar amount (per $1,000 applied) of the
FIRST  annuity  payment for a variable  Annuity and each  annuity  payment for a fixed Annuity.

ANNUITY OPTIONS --

   OPTION 1 -- LIFE INCOME.  Periodic  annuity  payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant's  death occurred prior to the due date of the second annuity  payment,  two if death occurred prior to the due date of the third annuity  payment,  etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS
GUARANTEED  UNDER  THIS  OPTION.  PAYMENTS  WILL  CEASE  UPON  THE  DEATH OF THE
ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 2 -- LIFE  INCOME WITH  GUARANTEED  PAYMENTS OF 5, 10, 15 OR 20 YEARS.
Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant,  payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the
Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant's death after the period certain, no further annuity payments will be made.

   OPTION 3 -- LIFE WITH  INSTALLMENT  OR UNIT REFUND OPTION.  Periodic  annuity payments  will be made  during the  lifetime of the  Annuitant  with the promise that,  if at the death of the  Annuitant,  the number of payments  that has been made is less than the number  determined  by dividing the amount  applied  under this  Option by the  amount  of the  first  payment,  annuity  payments  will be continued to the Designated  Beneficiary  until that number of payments has been made.

   OPTION 4 -- JOINT AND LAST SURVIVOR. Annuity payments will be made as long as either  Annuitant is living.  Upon the death of one Annuitant,  Annuity Payments continue to the  surviving  Annuitant at the same or a reduced  level of 75%, 66
2/3% or 50% of Annuity  Payments as elected by the Owner at the time the Annuity
Option is selected.  With respect to fixed annuity  payments,  the amount of the annuity payment,  and with respect to variable annuity  payments,  the number of
Annuity Units used to determine the annuity payment,  is reduced as of the first annuity  payment  following the  Annuitant's  death.  It is possible  under this
Option for only one annuity  payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF
PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST
SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

   OPTION 5 -- PAYMENTS FOR SPECIFIED PERIOD.  Periodic annuity payments will be made for a fixed  period,  which may be from 5 to 20 years,  as  elected  by the
Owner.  The amount of each annuity  payment is determined  by dividing  Contract
Value by the number of annuity  payments  remaining  in the  period.  If, at the death of all  Annuitants,  payments  have been  made for less than the  selected fixed period,  the  remaining  unpaid  payments  will be paid to the  Designated
Beneficiary.

   OPTION 6 -- PAYMENTS OF A SPECIFIED AMOUNT.  Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants,  all guaranteed payments have  not yet been  made,  the  remaining  unpaid  payments  will be paid to the
Designated Beneficiary.

   OPTION 7 -- PERIOD  CERTAIN.  Periodic  annuity  payments  will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option  differs from Option 5 in that annuity  payments  are  calculated  on the basis of Annuity  Units rather than as a percentage  of Contract  Value.  If the
Annuitant  dies prior to the end of the period,  the remaining  payments will be made to the Designated Beneficiary.

   OPTION 8 -- JOINT AND CONTINGENT  SURVIVOR OPTION.  Periodic annuity payments will be made  during the life of the  primary  Annuitant.  Upon the death of the primary Annuitant,  payments will be made to the contingent Annuitant during his or her life.  If the  contingent  Annuitant  is not living upon the death of the primary Annuitant,  no payments will be made to the contingent Annuitant.  It is possible  under  this  Option  for only one  annuity  payment to be made if both
Annuitants  died prior to the second annuity  payment due date, two if both died prior to the third  annuity  payment due date,  etc. AS IN THE CASE OF OPTIONS 1
AND 4, THERE IS NO MINIMUM  NUMBER OF  PAYMENTS  GUARANTEED  UNDER THIS  OPTION.
PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE
NUMBER OF PAYMENTS RECEIVED.

   VALUE OF VARIABLE ANNUITY PAYMENTS: ASSUMED INTEREST RATE. The annuity tables in the  Contract  which are used to  calculate  variable  annuity  payments  for
Annuity Options 1 through 4, 7 and 8 are based on an "assumed  interest rate" of
3 1/2%,  compounded  annually.  Variable annuity payments  generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable  Subaccounts  during the interim period  adjusted for the assumed interest rate. If the  performance  of the  Subaccount  selected is equal to the assumed  interest  rate,  the  annuity  payments  will remain  constant.  If the performance of the  Subaccounts  is greater than the assumed  interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity  payments will decline.  A higher assumed interest rate would mean a higher  initial  annuity  payment  but the amount of the annuity  payment  would increase  more slowly in a rising  market (or the amount of the annuity  payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

   The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units.  The value of an Annuity Unit for each  Subaccount is determined as of each Valuation Date and was initially  $1.00.  The Annuity Unit value of a Subaccount  as of any  subsequent  Valuation  Date is  determined  by adjusting  the Annuity  Unit value on the  previous  Valuation  Date for (1) the interim  performance of the corresponding  Underlying Fund; (2) any dividends or distributions  paid by the corresponding  Underlying Fund; (3) the mortality and expense risk and administration  charges;  (4) the charges,  if any, that may be assessed  by  the  Company  for  taxes  attributable  to  the  operation  of the
Subaccount; and (5) the assumed interest rate.

   The Company  determines  the number of Annuity  Units used to calculate  each variable  annuity payment as of the Annuity Start Date. As discussed  above, the
Contract  specifies  annuity  rates for  Options  1 through  4, 7 and 8 for each
$1,000 applied to an Annuity  Option.  The proceeds under the Contract as of the
Annuity  Start Date,  are divided by $1,000 and the result is  multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed  monthly annuity payment for a fixed annuity.

   On the Annuity Start Date, the Company divides the initial  variable  annuity payment  by the value as of that  date of the  Annuity  Unit for the  applicable
Subaccount to determine  the number of Annuity  Units to be used in  calculating subsequent annuity payments.  If variable annuity payments are allocated to more than one Subaccount,  the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that  Subaccount's  Annuity Unit as of the Annuity Start Date.  The
initial  variable  annuity  payment is allocated to the  Subaccounts in the same proportion as the Contract  Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain  constant for subsequent  annuity  payments, unless the Owner exchanges Annuity Units among Subaccounts or makes a withdrawal under Option 7.

   Subsequent variable annuity payments are calculated by multiplying the number of Annuity  Units  allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment.  If the annuity payment is allocated to more than one  Subaccount,  the  annuity  payment is equal to the sum of the  payment amount determined for each Subaccount.

SELECTION OF AN OPTION -- You should  carefully  review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified
Plan,  reference  should  be made to the  terms of the  particular  plan and the requirements of the Internal Revenue Code for pertinent  limitations  respecting annuity  payments and other matters.  For instance,  Qualified  Plans  generally require that annuity  payments  begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under a Qualified  Plan,  the period  elected for  receipt of annuity  payments  under
Annuity  Options  (other than Life Income)  generally  may be no longer than the joint life  expectancy  of the Annuitant  and  beneficiary  in the year that the
Annuitant  reaches  age 70 1/2,  and  must  be  shorter  than  such  joint  life expectancy if the beneficiary is not the Annuitant's spouse and is more than ten years younger than the Annuitant.

THE FIXED ACCOUNT

   You may  allocate  all or a portion of your  purchase  payments  and transfer
Contract  Value to the Fixed  Account.  Amounts  allocated to the Fixed  Account become part of the  Company's  General  Account,  which  supports the  Company's insurance and annuity obligations.  The General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other  jurisdictions  in which the Contract is distributed.  In  reliance on certain  exemptive  and  exclusionary  provisions, interests in the Fixed Account have not been registered as securities  under the
Securities  Act of 1933 (the  "1933  Act") and the  Fixed  Account  has not been registered as an investment  company  under the  Investment  Company Act of 1940
(the "1940  Act").  Accordingly,  neither the Fixed  Account  nor any  interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act.
This  disclosure,  however,  may be  subject  to  certain  generally  applicable provisions  of  the  federal  securities  laws  relating  to  the  accuracy  and completeness of statements made in the Prospectus.  This Prospectus is generally intended  to serve as a  disclosure  document  only for  aspects  of a  Contract involving the Separate Account and contains only selected information  regarding the Fixed Account.  For more information  regarding the Fixed Account,  see "The
Contract."

   Amounts  allocated to the Fixed Account become part of the General Account of the Company,  which consists of all assets owned by the Company other than those in the Separate Account and other separate  accounts of the Company.  Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account.

INTEREST -- Contract  Value  allocated to the Fixed Account earns  interest at a fixed  rate or rates that are paid by the  Company.  The  Contract  Value in the
Fixed  Account  earns  interest at an interest  rate that is guaranteed to be at least a specified minimum  ("Guaranteed  Rate"). The Guaranteed Rate ranges from
1% to 3%  based  upon  the  state  in  which  the  Contract  is  issued  and the requirements of that state.  Such interest will be paid regardless of the actual investment experience of the Fixed Account. In addition,  the Company may in its discretion pay interest at a rate  ("Current  Rate") that exceeds the Guaranteed
Rate. The Company will determine the Current Rate, if any, from time to time.

   Contract  Value  allocated  or  transferred  to the Fixed  Account  will earn interest at the  Current  Rate,  if any,  in effect on the date such  portion of
Contract Value is allocated or  transferred  to the Fixed  Account.  The Current
Rate paid on any such portion of Contract Value  allocated or transferred to the
Fixed Account will be guaranteed for rolling  periods of one or more years (each a "Guarantee  Period").  The Company  currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the
same duration  begins with respect to that portion of Contract  Value which will earn interest at the Current Rate, if any,  declared on the first day of the new
Guarantee Period.

   Contract Value  allocated or transferred to the Fixed Account at one point in time may be credited  with a different  Current Rate than  amounts  allocated or transferred to the Fixed Account at another point in time. For example,  amounts allocated to the Fixed Account in June may be credited with a different  current rate than  amounts  allocated  to the Fixed  Account in July.  In  addition,  if
Guarantee Periods of different  durations are offered,  Contract Value allocated or transferred  to the Fixed Account for a Guarantee  Period of one duration may be credited with a different  Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration.  Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning  interest at different  Current Rates  depending  upon the point in time such  portions  were  allocated  or  transferred  to the Fixed  Account  and the duration of the Guarantee Period.  The Company bears the investment risk for the
Contract  Value  allocated to the Fixed  Account and for paying  interest at the
Guaranteed Rate on amounts allocated to the Fixed Account.

   For purposes of  determining  the  interest  rates to be credited on Contract
Value in the Fixed  Account,  transfers  from the Fixed Account  pursuant to the
Dollar Cost Averaging or Asset  Reallocation  Options will be deemed to be taken in the following  order: (1) from any portion of Contract Value allocated to the
Fixed Account for which the Guarantee  Period  expires during the calendar month in which the  withdrawal,  loan, or transfer is effected;  (2) then in the order beginning  with that portion of such Contract Value which has the longest amount of time  remaining  before the end of its  Guarantee  Period and (3) ending with that portion which has the least amount of time remaining  before the end of its
Guarantee Period.  For more information about transfers and withdrawals from the
Fixed Account, see "Transfers and Withdrawals From the Fixed Account."

DEATH  BENEFIT -- The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract  Value in the Fixed Account as for a Contract  that has Contract  Value  allocated to the  Subaccounts.  See "Death
Benefit."

CONTRACT CHARGES -- Premium taxes and the account administration, optional Rider and  withdrawal  charges  will be the  same for  Owners  who  allocate  purchase payments  or  transfer  Contract  Value to the  Fixed  Account  as for those who allocate  purchase  payments  or  transfer  Contract  Value to the  Subaccounts.
Optional  Rider  charges are  deducted  from Current  Interest.  The charges for mortality and expense risks and the  administration  charge will not be assessed against  the Fixed  Account,  and any amounts  that the Company  pays for income taxes  allocable  to the  Subaccounts  will not be  charged  against  the  Fixed
Account.  In addition,  you will not pay directly or indirectly  the  investment advisory  fees and  operating  expenses  of the  Underlying  Funds to the extent
Contract  Value is allocated to the Fixed  Account;  however,  you also will not participate in the investment experience of the Subaccounts.

TRANSFERS AND  WITHDRAWALS  FROM THE FIXED  ACCOUNT -- You may transfer  amounts from the  Subaccounts  to the Fixed  Account  and from the Fixed  Account to the
Subaccounts,  subject to the  following  limitations.  Transfers  from the Fixed
Account are allowed only (1) during the calendar  month in which the  applicable
Guarantee  Period  expires,  (2) pursuant to the Dollar Cost  Averaging  Option, provided that such  transfers are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Reallocation Option, provided that, upon  receipt of the Asset  Reallocation  Request,  Contract  Value is allocated among the Fixed Account and the Subaccounts in the  percentages  selected by the
Owner without violating the restrictions on transfers from the Fixed Account set forth  in  (1)  above.  Accordingly,  if  you  desire  to  implement  the  Asset
Reallocation  Option,  you  should  do so at a time when  Contract  Value may be transferred  from the Fixed  Account to the  Subaccounts  without  violating the restrictions  on transfers from the Fixed  Account.  Once you implement an Asset
Reallocation  Option,  the restrictions on transfers will not apply to transfers made pursuant to the Option.

   The  minimum  amount  that you may  transfer  from the Fixed  Account  to the
Subaccounts  is the lesser of (i) $25 or (ii) the amount of  Contract  Value for which the Guarantee  Period  expires in the calendar  month that the transfer is effected.  Transfers of Contract Value pursuant to the Dollar Cost Averaging and
Asset  Reallocation  Options  are not  currently  subject to any  minimums.  The
Company  reserves  the right to limit the  number of  transfers  permitted  each
Contract Year to 14 transfers, to suspend transfers and to limit the amount that may be subject to transfers.

   If purchase payments are allocated (except purchase payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed
Account, any transfers from the Fixed Account in connection with the Dollar Cost
Averaging or Asset Reallocation  Options will automatically  terminate as of the date of such  purchase  payment or  transfer.  You may  reestablish  Dollar Cost
Averaging or Asset  Reallocation by submitting a written request to the Company.
However,  if for any reason a Dollar Cost Averaging Option is canceled,  you may only  reestablish  the  option  after  the  expiration  of the next  monthly  or quarterly  anniversary  that  corresponds to the period selected in establishing the option.

   You may also make full or partial  withdrawals  to the same  extent as if you had allocated Contract Value to the Subaccounts.  However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan  Account.  See  "Full and  Partial  Withdrawals"  and  "Systematic
Withdrawals."  In addition,  to the same extent as Owners with Contract Value in the  Subaccounts,  the Owner of a Contract used in  connection  with a Qualified
Plan may obtain a loan if so permitted  under the terms of the  Qualified  Plan.
See "Loans."

PAYMENTS  FROM THE FIXED  ACCOUNT -- Full and partial  withdrawals,  loans,  and transfers  from the Fixed  Account may be delayed  for up to six months  after a written request in proper form is received by the Company at its  Administrative
Office. During the period of deferral,  interest at the applicable interest rate or rates will  continue to be credited  to the  amounts  allocated  to the Fixed
Account.

MORE ABOUT THE CONTRACT

OWNERSHIP -- The Owner is the person named as such in the  application or in any later change shown in the Company's  records.  While living, the Owner alone has the right to receive all  benefits  and  exercise  all rights that the  Contract grants or the  Company  allows.  The Owner may be an entity that is not a living person  such as a trust  or  corporation  referred  to  herein  as  "Non-natural
Persons." See "Federal Tax Matters."

DESIGNATION  AND CHANGE OF  BENEFICIARY  -- The  Designated  Beneficiary  is the
person having the right to the death benefit,  if any, payable upon the death of the Owner prior to the Annuity Start Date.  The  Designated  Beneficiary  is the
first  person  on the  following  list  who is alive on the date of death of the
Owner:  the Owner;  the Primary  Beneficiary;  the  Secondary  Beneficiary;  the
Annuitant;  or if none of the above are alive,  the Owner's estate.  The Primary
Beneficiary  is the  individual  named as such in the  application  or any later change shown in the Company's records.  The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of the Owner prior to the  Annuity  Start  Date.  Because the death  benefit of the
Contract  goes to the first person on the above list who is alive on the date of death of the Owner, careful consideration should be given to the manner in which the  Contract  is  registered,  as  well  as  the  designation  of  the  Primary
Beneficiary.  The Owner may change the Primary Beneficiary at any time while the
Contract  is in force by written  request on forms  provided  by the Company and received by the  Company at its  Administrative  Office.  The change will not be binding on the Company  until it is received and recorded at its  Administrative
Office.  The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company  before the change is received and recorded. A Secondary Beneficiary may be designated.  The Owner may designate a permanent  Beneficiary  whose rights  under the  Contract  cannot be changed without his or her consent.

   Reference should be made to the terms of a particular  Qualified Plan and any applicable  law for any  restrictions  or  limitations  on the  designation of a
Beneficiary.  Some qualified  plans do not allow the  designation of any primary beneficiary  other than a spouse unless the spouse consents to such  designation and the consent is witnessed by a plan representative or a notary public.

DIVIDENDS -- The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

PAYMENTS  FROM THE SEPARATE  ACCOUNT -- The Company will pay any full or partial withdrawal  benefit or death benefit  proceeds from Contract Value  allocated to the  Subaccounts,  and will  effect a  transfer  between  Subaccounts  or from a
Subaccount  to the Fixed  Account  on the  Valuation  Date a proper  request  is received  at the  Company's  Administrative  Office.  However,  the  Company can
postpone  the  calculation  or payment of such a payment or  transfer of amounts from the  Subaccounts to the extent  permitted  under  applicable  law, which is currently permissible only for any period:

o  During  which the New York Stock  Exchange  is closed  other  than  customary weekend and holiday closings,

o  During  which  trading  on the New  York  Stock  Exchange  is  restricted  as determined by the SEC,

o  During which an emergency,  as  determined by the SEC,  exists as a result of which  (i)  disposal  of  securities  held  by the  Separate  Account  is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

o  For such other  periods as the SEC may by order permit for the  protection of investors.

PROOF OF AGE AND SURVIVAL -- The Company may require proof of age or survival of any person on whose life annuity payments depend.

MISSTATEMENTS  -- If you  misstate  the age or sex of an Annuitant or age of the
Owner,  the correct  amount paid or payable by the  Company  under the  Contract shall be such as the Contract  Value would have  provided for the correct age or sex (unless unisex rates apply).

LOANS -- If you own a Contract  issued in connection with a retirement plan that is qualified  under Section 403(b) of the Internal  Revenue Code, you may borrow money under your Contract.  You may obtain a loan by submitting a proper written request to the  Company.  A loan must be taken and repaid  prior to the  Annuity
Start Date. The minimum loan that may be taken is $1,000.  The maximum amount of all loans on all  contracts  combined is  generally  equal to the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the  Contract  Values or $10,000,  whichever  is greater (the $10,000 limit is not available  for Contracts  issued under a 403(b) Plan subject to the
Employee  Retirement  Income Security Act of 1974). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1)
$50,000  reduced  by the excess of: (a) the  highest  outstanding  loan  balance within the preceding  12-month period ending on the day before the date the loan is made; over (b) the outstanding  loan balance on the date the loan is made; or
(2) 50% of the Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract  Value.  Two new loans are  permitted each  Contract  Year  but only one loan  can be  outstanding  at any  time.  The
Internal  Revenue Code requires  aggregation  of all loans made to an individual employee  under a single  employer  plan.  However,  since  the  Company  has no information concerning outstanding loans with other providers,  we will only use information  available  under  annuity  contracts  issued by us, and you will be responsible  for  determining  your loan  limits  considering  loans  from other providers.  Reference  should be made to the terms of your particular  Qualified
Plan for any additional loan restrictions.

   When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the "Loan Account," which is an account within the Fixed Account.
Amounts  allocated  to the  Loan  Account  earn  the  minimum  rate of  interest guaranteed under the Fixed Account.

   Interest  will be charged  for the loan and will  accrue on the loan  balance from the effective  date of any loan. The loan interest rate will be as declared from time to time by the Company.  Because the Contract Value  maintained in the
Loan  Account  (which  will earn the  Guaranteed  Rate) will  always be equal in amount to the outstanding  loan balance,  the net cost of a loan is the interest rate charged by the Company less the amount of the Guaranteed Rate.

   Loans must be repaid  within five  years,  unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years.
You must make loan repayments on at least a quarterly  basis, and you may prepay your loan at any time. All loan payments must be repaid  through  automatic bank draft. Upon receipt of a loan payment,  the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the  Subaccounts  according to your current  instructions  with respect to purchase payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

   If you do not make  any  required  loan  payment  by the end of the  calendar quarter  following the calendar quarter in which the missed payment was due, the
TOTAL  OUTSTANDING  LOAN  BALANCE  will be  deemed to be in  default.  The total outstanding loan balance,  which includes accrued interest,  will be reported to the Internal  Revenue  Service  ("IRS") on form 1099-R for the year in which the default occurred.  This deemed distribution may be subject to a 10% penalty tax, which is imposed upon  distributions  prior to the Owner  attaining  age 59 1/2.
Once a loan  has  defaulted,  regularly  scheduled  loan  payments  will  not be accepted  by the  Company.  No new  loans  will  be  allowed  while a loan is in default.  Interest will continue to accrue on a loan in default.  Contract Value equal to the  amount of the  accrued  interest  may be  transferred  to the Loan
Account. If a loan continues to be in default, the total outstanding balance may be deducted from  Contract  Value on or after the  Contractowner  attains age 59
1/2. The Contract will terminate  automatically  if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges.  Because of the adverse  tax  consequences  associated  with  defaulting  on a loan,  you should carefully  consider your ability to repay the loan and should consult with a tax advisor before requesting a loan.

   While the amount to secure the loan is held in the Loan  Account,  you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account.  Outstanding Contract Debt will reduce the amount of proceeds paid  upon  full  withdrawal,  upon  payment  of the  death  benefit,  and  upon annuitization.  In addition, no partial withdrawal will be processed which would result  in the  withdrawal  of  Contract  Value  from  the  Loan  Account.  If a
Guaranteed Growth Death Benefit Rider or Guaranteed Minimum Income Benefit Rider
is in effect,  amounts  allocated to the Loan Account will earn the minimum rate of interest  guaranteed  under the Fixed Account for the purpose of  calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Code.

   In the event that you elect to  exchange  your  Contract  for a  contract  of another company, you will need to either pay off your loan prior to the exchange or incur tax  consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

   You should consult with your tax adviser on the effect of a loan.

RESTRICTIONS ON WITHDRAWALS FROM QUALIFIED PLANS -- Generally,  a Qualified Plan
may not provide for the distribution or withdrawal of amounts  accumulated under the Plan until after a fixed number of years,  the attainment of a stated age or
upon  the  occurrence  of  a  specific  event  such  as  hardship,   disability,
retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal,  as described in this Prospectus,  unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular  Qualified  Plan, the Internal  Revenue Code and other  applicable law for any limitation or  restriction  on  distributions  and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution  from a Qualified Plan before the  participant  reaches age 59 1/2.
See the discussion under "Tax Penalties."

   Section   403(b)  imposes   restrictions   on  certain   distributions   from
tax-sheltered  annuity contracts meeting the requirements of Section 403(b). The restrictions  apply to tax years beginning on or after January 1, 1989.  Section
403(b) requires that distributions from Section 403(b)  tax-sheltered  annuities that are  attributable  to employee  contributions  made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age
59 1/2, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship.  Furthermore,  distributions of gains  attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship.  Hardship,  for this purpose, is generally defined as an immediate and heavy  financial need,  such as paying for medical  expenses,  the purchase of a residence,  paying certain tuition  expenses,  or paying amounts needed to avoid eviction or  foreclosure  that may ONLY be met by the  distribution.  You should also be aware that Internal Revenue Service regulations do not allow you to make any  contributions  to your 403(b)  annuity  contract for a period of six months after a hardship withdrawal.

   If you own a Contract  purchased as a  tax-sheltered  Section  403(b) annuity contract,  you  will  not,  therefore,  be  entitled  to make a full or  partial withdrawal,  as described in this Prospectus,  in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains  credited to such Contract  after  December 31, 1988 unless one of the above-described  conditions  has been  satisfied.  In the case of  transfers  of amounts  accumulated  in a different  Section  403(b)  contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount  transferred to the Contract  designated as attributable to the  Owner's  December  31,  1988  account  balance  under the old  contract, provided  the amounts  transferred  between  contracts  qualified  as a tax-free exchange under the Internal  Revenue Code. An Owner of a Contract may be able to
transfer  the   Contract's   Withdrawal   Value  to  certain  other   investment
alternatives meeting the requirements of Section 403(b) that are available under an employer's Section 403(b) arrangement.

   The  distribution  or  withdrawal  of amounts  under a Contract  purchased in connection  with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant  and in some  instances may also result in a penalty tax.
Therefore,  you should carefully consider the tax consequences of a distribution or withdrawal  under a Contract and you should  consult a competent tax adviser.
See "Federal Tax Matters."

FEDERAL TAX MATTERS

INTRODUCTION -- The Contract described in this Prospectus is designed for use by individuals in retirement  plans which are Qualified  Plans under the provisions of the Internal  Revenue Code  ("Code").  The ultimate  effect of federal income taxes on the amounts  held under a  Contract,  on annuity  payments,  and on the economic  benefits to the Owner,  the  Annuitant,  and the  Beneficiary or other payee  will  depend  upon the type of  retirement  plan,  if any,  for which the
Contract is purchased, the tax and employment status of the individuals involved and a number  of other  factors.  The  discussion  contained  herein  and in the
Statement of Additional  Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's  understanding of the present federal income  tax  laws as  currently  interpreted  by the  Internal  Revenue  Service
("IRS"),  and is not intended as tax advice. No representation is made regarding the likelihood of  continuation of the present federal income tax laws or of the current  interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely.  Moreover, no attempt has been made to consider any applicable  state or other laws.  Because of the inherent  complexity of the tax laws and the  fact  that tax  results  will  vary  according  to the  particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a
Contract,  the selection of an Annuity  Option under a Contract,  the receipt of annuity payments under a Contract or any other transaction involving a Contract.
THE  COMPANY  DOES NOT MAKE ANY  GUARANTEE  REGARDING  THE TAX STATUS OF, OR TAX
CONSEQUENCES  ARISING  FROM,  ANY  CONTRACT  OR ANY  TRANSACTION  INVOLVING  THE
CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT --

   GENERAL.  The Company  intends to be taxed as a life insurance  company under
Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the  Company,  the Company  will be  responsible  for any federal income  taxes that become  payable  with  respect to the income of the  Separate
Account and its Subaccounts.

   CHARGE FOR THE  COMPANY'S  TAXES.  A charge may be made for any federal taxes incurred by the Company  that are  attributable  to the  Separate  Account,  the
Subaccounts  or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The
Company  will  review the  question  of a charge to the  Separate  Account,  the
Subaccounts  or the  Contract  for the  Company's  federal  taxes  periodically.
Charges may become  necessary if, among other reasons,  the tax treatment of the
Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable  annuities at the insurance company level, or if there is a change in the Company's tax status.

   Under current laws,  the Company may incur state and local taxes (in addition
to  premium  taxes)  in  several  states.  At  present,   these  taxes  are  not
significant.  If there is a  material  change in  applicable  state or local tax laws,  the  Company  reserves  the right to charge the  Separate  Account or the
Subaccounts  for such taxes,  if any,  attributable  to the Separate  Account or
Subaccounts.

QUALIFIED  PLANS -- The Contract may be used with Qualified  Plans that meet the requirements of Section  403(b),  408 or 408A of the Code. If you are purchasing the Contract as an  investment  vehicle for one of these  Qualified  Plans,  you should  consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer  features and benefits in addition to  providing  tax deferral  that other
investments  may  not  offer,   including  death  benefit  protection  for  your
beneficiaries  and annuity options which  guarantee  income for life. You should consult with your financial  professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

   The tax  rules  applicable  to  participants  in such  Qualified  Plans  vary according to the type of plan and the terms and  conditions  of the plan itself.
No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate  retirement savings under the  plans.  Adverse  tax  or  other  legal  consequences  to the  plan,  to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments,  unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the
Contract. Owners,  Annuitants, and Beneficiaries,  are cautioned that the rights of any person to any benefits under such  Qualified  Plans may be subject to the terms and  conditions  of the plans  themselves  or limited by  applicable  law, regardless  of the terms and  conditions  of the Contract  issued in  connection therewith.  For example,  the Company may accept  beneficiary  designations  and payment  instructions  under the  terms of the  Contract  without  regard to any spousal consents that may be required under the plan or the Employee  Retirement
Income  Security  Act of 1974  (ERISA).  Consequently,  an  Owner's  Beneficiary
designation or elected payment option may not be enforceable.

   The  amounts  that may be  contributed  to  Qualified  Plans are  subject  to limitations  that  vary  depending  on the  type of  Plan.  In  addition,  early distributions from most Qualified Plans may be subject to penalty taxes, or, for
certain  plans,   could  cause  the  Plan  to  be   disqualified.   Furthermore,
distributions   from  most  Qualified  Plans  are  subject  to  certain  minimum distribution  rules.  Failure  to  comply  with  these  rules  could  result  in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes.
As a result,  the  minimum  distribution  rules may  limit the  availability  of certain Annuity  Options to certain  Annuitants and their  beneficiaries.  These requirements may not be incorporated into the Company's Contract  administration
procedures.   Owners,   participants  and   beneficiaries  are  responsible  for
determining  that  contributions,  distributions  and  other  transactions  with respect to the Contracts comply with applicable law.

   The following are brief  descriptions of the various types of Qualified Plans and the use of the Contract therewith:

SECTION  403(B).  Code  Section  403(b)  permits  public  school  employees  and
employees  of  certain  types  of   charitable,   educational   and   scientific
organizations  specified in Section  501(c)(3)  of the Code to purchase  annuity contracts,  and,  subject  to  certain  limitations,  to  exclude  the amount of purchase  payments  from gross  income for tax  purposes.  The  Contract  may be purchased in connection with a Section 403(b) annuity program.

   Section 403(b)  annuities must generally be provided under a plan which meets certain minimum  participation,  coverage,  and nondiscrimination  requirements.
Each  employee's  interest in a  retirement  plan  qualified  under Code Section
403(b) must generally be  distributed or begin to be distributed  not later than
April 1 of the calendar  year  following the later of the calendar year in which the employee reaches age 70 1/2 or retires ("required beginning date"). Periodic distributions  must not extend  beyond the life of the  employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

   If an employee dies before  reaching his or her required  beginning date, the employee's  entire interest in the plan must generally be distributed  beginning before the close of the calendar year following the year of the employee's death to a designated  beneficiary  over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary).  If the designated beneficiary is the employee's  surviving  spouse,  distributions  may be delayed until the  employee  would have  reached age 70 1/2.  If there is no  designated beneficiary or if distributions  are not timely  commenced,  the entire interest must be  distributed by the end of the fifth calendar year following the year of death.

   If an employee dies after  reaching his or her required  beginning  date, the employee's  interest  in the plan  must  generally  be  distributed  at least as rapidly  as under  the  method  of  distribution  in  effect  at the time of the employee's death.

   A  Section   403(b)   annuity   contract  may  be  purchased   with  employer
contributions,  employee  contributions  or a combination of both. An employee's rights under a Section 403(b) contract must be nonforfeitable.  The contribution limit is similar to the limits on  contributions  to qualified  retirement plans and depends upon, among other things,  whether the annuity contract is purchased with employer or employee contributions.

   Amounts used to purchase  Section 403(b)  annuities  generally are excludable from the taxable income of the employee.  As a result,  all  distributions  from such annuities are normally taxable in full as ordinary income to the employee.

   A Section 403(b) annuity  contract must prohibit the distribution of employee contributions  (including earnings thereon) until the employee:  (i) attains age
59 1/2; (ii) has a severance from employment; (iii) dies; (iv) becomes disabled;
or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship).

   Distributions  from a Section 403(b)  annuity  contract may be eligible for a tax-free rollover to another eligible  retirement plan,  including an individual retirement account or annuity (IRA). See "Rollovers."

   SECTIONS 408 AND 408A. INDIVIDUAL  RETIREMENT  ANNUITIES.  Section 408 of the
Code permits eligible  individuals to establish  individual  retirement programs through the purchase of Individual  Retirement Annuities  ("traditional  IRAs").
The Contract may be purchased as a traditional  IRA. The IRAs  described in this paragraph are called  "traditional  IRAs" to distinguish  them from "Roth IRAs,"
which are described below.

   IRAs are subject to  limitations on the amount that may be  contributed,  the persons who may be eligible and on the time when  distributions  must  commence.
Depending  upon  the  circumstances  of  the  individual,   contributions  to  a
traditional IRA may be made on a deductible or  non-deductible  basis.  IRAs may not be transferred,  sold,  assigned,  discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual's  taxable  compensation or the applicable dollar amount as shown in the table below:

                         ==============================
                              TAX YEAR           AMOUNT
                         ------------------------------
                              2003-2004          $3,000
                              2005-2007          $4,000
                         2008 and thereafter     $5,000
                         ==============================

Any refund of premium  must be applied to the payment of future  premiums or the purchase  of  additional  benefits.  If an  individual  is age 50 or  over,  the individual may make an additional catch-up  contribution to a traditional IRA of
$500 during the tax years of  2002-2005,  or $1,000 for the 2006 tax year or any
tax  year   thereafter.   However,   if  the   individual   is   covered  by  an
employer-sponsored   retirement  plan,  the  amount  of  IRA  contributions  the individual  may  deduct  in a year may be  reduced  or  eliminated  based on the individual's  adjusted  gross income for the year ($60,000 for a married  couple filing a joint  return  and  $40,000  for a single  taxpayer  in  2003).  If the individual's spouse is covered by an employer-sponsored  retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional  IRA;  however,  the deduction  will be reduced or eliminated if the adjusted  gross  income on a joint  return is  between  $150,000  and  $160,000.
Nondeductible  contributions  to traditional IRAs must be reported to the IRS in the year made on Form 8606.

   Sale of the Contract for use with  traditional IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract
for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate  agency,  and will have the right to revoke the Contract under certain  circumstances.  See the IRA
Disclosure Statement that accompanies this Prospectus.

   In general, traditional IRAs are subject to minimum distribution requirements similar to those  applicable to retirement  plans qualified under Section 403(b)
of the Code;  however,  the  required  beginning  date for  traditional  IRAs is generally  the date that the  contract  owner  reaches age 70 1/2--the  contract owner's  retirement date, if any, will not affect his or her required  beginning date. See "Section  403(b)."  Distributions  from IRAs are generally taxed under
Code  Section  72.  Under these  rules,  a portion of each  distribution  may be excludable from income.  The amount  excludable from the individual's  income is the amount of the  distribution  that  bears the same ratio as the  individual's nondeductible contributions bears to the expected return under the IRA.

   Distributions  of  deductible,  pre-tax  contributions  and  earnings  from a traditional  IRA  may  be  eligible  for a  tax-free  rollover  to  an  eligible retirement  plan,  including  another  traditional  IRA.  In  certain  cases,  a distribution of  non-deductible  contributions or other after-tax amounts from a traditional  IRA may be eligible to be rolled over to another  traditional  IRA.
See "Rollovers."

   ROTH IRAS. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA.  Regular  contributions may be made to a Roth  IRA up to the  same  contribution  limits  that  apply to traditional IRA contributions.  The regular  contribution  limits are phased out for  taxpayers  with $95,000 to $110,000 in adjusted  gross income  ($150,000 to
$160,000  for married  filing  joint  returns).  Also the  taxable  balance in a traditional  IRA may be rolled over or converted  into a Roth IRA for  taxpayers with adjusted gross income of up to $100,000.

   Regular  contributions  to a Roth IRA are not  deductible,  and rollovers and conversions  from a traditional IRA are taxable when completed,  but withdrawals that meet certain  requirements  are not subject to federal income tax on either the original  contributions  or any earnings.  Sale of the Contract for use with
Roth IRAs may be subject to special  requirements imposed by the IRS. Purchasers of the  Contract  for such  purposes  will be provided  with such  supplementary information as may be required by the IRS or other appropriate  agency, and will have the right to revoke  the  Contract  under  certain  requirements.  Unlike a traditional  IRA,  Roth IRAs are not  subject to minimum  required  distribution rules  during  the  Contractowner's  lifetime.  Generally,  however,  the amount remaining  in a Roth  IRA  after  the  Contractowner's  death  must  begin to be distributed by the end of the first  calendar year after death,  and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay  distributions  , the account must be  distributed by the end of the fifth full calendar year after death of the Contractowner.

   ROLLOVERS.  A "rollover" is the tax-free  transfer of a distribution from one
"eligible  retirement plan" to another.  Distributions which are rolled over are not included in the employee's gross income until some future time.

   If any  portion  of the  balance to the  credit of an  employee  in a Section
403(b) plan is paid to the employee in an "eligible  rollover  distribution" and the  employee  transfers  any  portion of the  amount  received  to an  eligible retirement  plan,  then the amount so  transferred  is not includable in income.
Also,  pre-tax  distributions from an IRA may be rolled over to another eligible retirement  plan.  An  "eligible  rollover  distribution"  generally  means  any distribution  that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required  minimum  distribution,  death  distributions  (except to a surviving spouse) and certain  corrective  distributions,  will not qualify as an eligible rollover  distribution.  A  rollover  must be made  directly  between  plans  or indirectly within 60 days after receipt of the distribution.

   An  "eligible  retirement  plan"  will be  another  Section  403(b)  plan,  a traditional  individual  retirement account or annuity described in Code Section
408.

   A Section  403(b) plan must  generally  provide a  participant  receiving  an eligible rollover distribution,  the option to have the distribution transferred directly to another eligible retirement plan.

   TAX PENALTIES.  PREMATURE  DISTRIBUTION TAX.  Distributions  from a Qualified
Plan  before the  participant  reaches  age 59 1/2 are  generally  subject to an additional tax equal to 10% of the taxable portion of the distribution.  The 10%
penalty tax does not apply to  distributions:  (i) made on or after the death of the employee;  (ii) attributable to the employee's  disability;  (iii) which are part of a series  of  substantially  equal  periodic  payments  made  (at  least annually) for the life (or life  expectancy)  of the employee or the joint lives
(or joint life  expectancies)  of the employee and a designated  beneficiary and
(except for IRAs) which begin after the  employee  terminates  employment;  (iv)
made to an employee after  termination of employment  after reaching age 55; (v)
made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess  contribution;  (vii) that are rolled over or  transferred  in accordance with Code requirements;  or (viii) that are transferred  pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

   The  exception  to the 10%  penalty tax  described  in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without  application of the 10% penalty tax to pay health  insurance premiums  in  certain  cases.  There are two  additional  exceptions  to the 10%
penalty tax on withdrawals from IRAs before age 59 1/2:  withdrawals made to pay
"qualified"  higher  education  expenses  and  withdrawals  made to pay  certain
"eligible first-time home buyer expenses."

   MINIMUM  DISTRIBUTION TAX. If the amount distributed from a Qualified Plan is less than the minimum  required  distribution  for the year, the  participant is subject to a 50% tax on the amount that was not properly distributed.

   WITHHOLDING.   Periodic   distributions  (e.g.,   annuities  and  installment
payments) from a Qualified Plan that will last for a period of ten or more years are generally  subject to voluntary income tax withholding.  The amount withheld on such periodic  distributions  is determined at the rate  applicable to wages.
The  recipient  of a  periodic  distribution  may  generally  elect  not to have withholding apply.

   Nonperiodic  distributions  (e.g.,  lump sums and  annuities  or  installment payments  of less than ten years)  from a  Qualified  Plan (other than IRAs) are
generally  subject  to  mandatory  20%  income  tax  withholding.   However,  no
withholding is imposed if the  distribution  is transferred  directly to another eligible retirement plan.  Nonperiodic  distributions from an IRA are subject to income tax  withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

   The above description of the federal income tax consequences of the different types of  Qualified  Plans which may be funded by the  Contract  offered by this
Prospectus is only a brief summary and is not intended as tax advice.  The rules governing  the  provisions of Qualified  Plans are  extremely  complex and often difficult to comprehend.  Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences.  A prospective  Owner  considering  adoption of a Qualified  Plan and purchase of a
Contract in connection  therewith should first consult a qualified and competent tax adviser,  with regard to the  suitability  of the Contract as an  investment vehicle for the Qualified Plan.

OTHER INFORMATION

VOTING OF UNDERLYING FUND SHARES -- The Company is the legal owner of the shares of the  Underlying  Funds held by the  Subaccounts.  The Company  will  exercise voting rights  attributable  to the shares of each  Underlying  Fund held in the
Subaccounts  at any  regular and special  meetings  of the  shareholders  of the
Underlying Fund on matters requiring  shareholder  voting under the 1940 Act. In accordance with its view of presently  applicable law, the Company will exercise its voting rights based on instructions  received from persons having the voting interest  in  corresponding  Subaccounts.  However,  if  the  1940  Act  or  any
regulations  thereunder  should be  amended,  or if the  present  interpretation thereof  should  change,  and as a  result  the  Company  determines  that it is permitted to vote the shares of the  Underlying  Funds in its own right,  it may elect to do so.

   The person having the voting  interest under a Contract is the Owner.  Unless otherwise  required  by  applicable  law,  the number of shares of a  particular
Underlying Fund as to which voting  instructions  may be given to the Company is determined by dividing your Contract Value in the corresponding  Subaccount on a particular  date by the net asset value per share of the  Underlying  Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting  instructions  may be  given  will  be  determined  as of the  same  date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the  Underlying  Fund.  If  required  by the SEC,  the Company reserves  the right to  determine  in a  different  fashion  the  voting  rights attributable to the shares of the Underlying Funds.  Voting  instructions may be cast in person or by proxy.

   Voting rights  attributable  to your Contract Value in a Subaccount for which no timely voting  instructions  are received will be voted by the Company in the same proportion as the voting  instructions that are received in a timely manner for all Contracts participating in that Subaccount.

SUBSTITUTION  OF  INVESTMENTS  -- The  Company  reserves  the right,  subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions  for,  or  combinations  of the  securities  that  are held by the
Separate  Account  or  any  Subaccount  or  that  the  Separate  Account  or any
Subaccount may purchase.  If shares of any or all of the Underlying Funds should no longer be available for  investment,  or if the Company  management  believes further investment in shares of any or all of the Underlying Funds should become inappropriate  in  view  of  the  purposes  of the  Contract,  the  Company  may substitute  shares of another  Underlying Fund or of a different fund for shares already  purchased,  or to be purchased in the future  under the  Contract.  The
Company may also purchase,  through the Subaccount,  other  securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

   In connection  with a substitution  of any shares  attributable to an Owner's interest in a  Subaccount  or the Separate  Account,  the Company  will,  to the extent required under applicable law, provide notice, seek Owner approval,  seek prior  approval  of the SEC,  and  comply  with the  filing or other  procedures established by applicable state insurance regulators.

   The Company also reserves the right to establish  additional  Subaccounts  of the Separate  Account that would invest in a new Underlying Fund or in shares of another  investment  company,  a series  thereof,  or other suitable  investment vehicle.  The Company may establish new Subaccounts in its sole discretion,  and will determine whether to make any new Subaccount  available to existing Owners.
The Company may also  eliminate  or combine one or more  Subaccounts  if, in its sole discretion, marketing, tax, or investment conditions so warrant.

   Subject to compliance with applicable law, the Company may transfer assets to the  General  Account.  The  Company  also  reserves  the right,  subject to any required regulatory  approvals,  to transfer assets of any Subaccount to another separate account or Subaccount.

   In the  event of any  such  substitution  or  change,  the  Company  may,  by appropriate  endorsement,  make such changes in these and other contracts as may be  necessary or  appropriate  to reflect such  substitution  or change.  If the
Company  believes it to be in the best interests of persons having voting rights under the  Contracts,  the  Separate  Account may be  operated  as a  management investment  company  under the 1940 Act or any other form  permitted by law. The
Separate  Account  may  be  deregistered  under  that  Act  in  the  event  such registration  is no longer  required,  or it may be combined with other separate accounts of the Company or an  affiliate  thereof.  Subject to  compliance  with applicable  law,  the Company also may combine one or more  Subaccounts  and may establish a  committee,  board,  or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND  AMENDMENTS  -- The Company  reserves  the right, without the consent of Owners,  to suspend  sales of the  Contract as  presently offered  and to make any change to the  provisions  of the  Contracts  to comply with,  or give Owners the benefit of, any  federal or state  statute,  rule,  or regulation,  including but not limited to requirements for annuity contracts and retirement plans under the Internal  Revenue Code and regulations  thereunder or any state statute or regulation.

REPORTS TO OWNERS -- The  Company  will send you  annually a  statement  setting forth  a  summary  of the  transactions  that  occurred  during  the  year,  and indicating  the  Contract  Value as of the end of each year.  In  addition,  the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information  required by law. The Company will
also  send  confirmations  upon  purchase  payments,   transfers,   loans,  loan
repayments,  and full and partial  withdrawals.  The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an
Automatic  Investment  Program,  transfers  under the Dollar Cost  Averaging and
Asset Reallocation Options, systematic withdrawals and annuity payments.

   You will also receive  annual and  semiannual  reports  containing  financial statements for those Underlying Funds  corresponding to the Subaccounts to which you have allocated your Contract Value.  Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

ELECTRONIC  TRANSFER  PRIVILEGES -- You may request a transfer of Contract Value and may make changes to an existing Dollar Cost Averaging or Asset  Reallocation option  by  telephone  if  the  Electronic  Transfer  Privilege  section  of the application or the proper form has been properly completed, signed, and filed at the Company's  Administrative  Office. The Company has established procedures to confirm that instructions  communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures.  The Company's  procedures require that any person requesting  a transfer by telephone  provide the account  number and the Owner's tax  identification  number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request.  If all telephone lines are busy (which might occur, for example,  during periods of substantial  market  fluctuations),  you may not be able to request transfers by telephone and would have to submit written requests.

   By authorizing  telephone transfers,  you authorize the Company to accept and act upon  telephonic  instructions  for transfers  involving your Contract.  You agree that neither the Company, any of its affiliates,  nor any Underlying Fund, will be liable for any loss,  damages,  cost, or expense  (including  attorneys'
fees) arising out of any telephone  requests;  provided that the Company effects such request in accordance  with its  procedures.  As a result of this policy on telephone  requests,  you  bear  the risk of loss  arising  from  the  telephone transfer  privilege.  The  Company  may  discontinue,  modify,  or  suspend  the telephone transfer privilege at any time.

LEGAL  PROCEEDINGS  --  There  are no legal  proceedings  pending  to which  the
Separate  Account is a party,  or which  would  materially  affect the  Separate
Account.

LEGAL MATTERS -- Amy J. Lee, Esq., Associate General Counsel of the Company, has
passed upon legal matters in connection  with the issue and sale of the Contract described  in this  Prospectus,  the  Company's  authority to issue the Contract under Kansas law,  and the  validity of the forms of the  Contract  under Kansas law.

PERFORMANCE INFORMATION

   Performance  information  for  the  Subaccounts,   including  the  yield  and
effective yield of the Dreyfus General Money Market Subaccount, the yield of the remaining  Subaccounts,  and the total return of all  Subaccounts  may appear in advertisements,  reports,  and promotional  literature to current or prospective
Owners.

   Current yield for the Dreyfus  General Money Market  Subaccount will be based on income received by a hypothetical  investment over a given 7-day period (less expenses accrued during the period), and then "annualized" (i.e.,  assuming that the 7-day  yield would be  received  for 52 weeks,  stated in terms of an annual percentage  return on the  investment).  "Effective  yield" for the Money Market
Subaccount is calculated  in a manner  similar to that used to calculate  yield, but reflects the compounding effect of earnings.

   For the  remaining  Subaccounts,  quotations  of  yield  will be based on all investment  income per  Accumulation  Unit earned during a given 30-day  period, less expenses accrued during the period ("net investment  income"),  and will be computed by dividing net investment  income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any
Subaccount  will be expressed in terms of the average annual  compounded rate of return on a  hypothetical  investment in a Contract over a period of one,  five, and ten years (or, if less, up to the life of the Subaccount),  and will reflect the  deduction  of the account  administration  charge,  administration  charge, mortality and expense risk charge and  contingent  deferred sales charge and may simultaneously be shown for other periods.

   Quotations  of yield and  effective  yield do not  reflect  deduction  of the contingent deferred sales charge, and total return figures may be quoted that do not reflect  deduction of the charge.  If  reflected,  the  performance  figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect  deduction of the  contingent  deferred sales charge that would be imposed if Contract  Value were withdrawn at the end of the period for which total return is quoted.

   Although the Contract was not available for purchase  until  September  2002, certain  of  the  Underlying  Funds  were  in  existence  prior  to  that  date.
Performance information for the Subaccounts may also include quotations of total return for periods  beginning  prior to the  availability  of the Contracts that incorporate the performance of the Underlying Funds.

   Performance  information  for a Subaccount  may be  compared,  in reports and promotional  literature,  to: (i) the  Standard & Poor's 500 Stock  Index  ("S&P
500"),   Dow  Jones   Industrial   Average   ("DJIA"),   Donaghue  Money  Market
Institutional  Averages,  the Lehman Brothers  Government  Corporate  Index, the
Morgan Stanley  Capital  International's  EAFE Index or other indices  measuring performance  of a pertinent  group of securities so that investors may compare a
Subaccount's  results  with those of a group of  securities  widely  regarded by
investors  as   representative   of  the   securities   markets  in  general  or
representative  of a particular  type of security:  (ii) other variable  annuity separate  accounts or other  investment  products  tracked by Lipper  Analytical
Services,  a widely used independent  research firm which ranks mutual funds and other investment companies by overall performance,  investment  objectives,  and assets,  or tracked  by other  ratings  services,  companies,  publications,  or persons  who rank  separate  accounts  or other  investment  products on overall performance or other  criteria;  and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract.
Unmanaged  indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

   Performance information for any Subaccount reflects only the performance of a hypothetical  Contract  under which  Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information  should be  considered  in light of the  investment  objectives  and policies,  characteristics,  and  quality of the Series in which the  Subaccount invests,  and the market conditions during the given time period, and should not be considered as a representation  of what may be achieved in the future.  For a description  of the methods  used to  determine  yield and total  return for the
Subaccounts, see the Statement of Additional Information.

   Reports  and  promotional  literature  may  also  contain  other  information including  (i) the ranking of any  Subaccount  derived from rankings of variable annuity  separate  accounts  or other  investment  products  tracked  by  Lipper
Analytical  Services or by other rating services,  companies,  publications,  or other persons who rank separate accounts or other investment products on overall performance or other criteria, (ii) the effect of tax-deferred  compounding on a
Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison,  at various points in time,  of the return from an  investment  in a Contract (or returns in general)  on a  tax-deferred  basis  (assuming  one or more tax rates)  with the return on a taxable  basis,  and (iii) the  Company's  rating or a rating of the
Company's  claim-paying  ability as  determined  by firms that  analyze and rate
insurance   companies   and  by   nationally   recognized   statistical   rating
organizations.

ADDITIONAL INFORMATION

REGISTRATION  STATEMENT -- A Registration  Statement under the 1933 Act has been filed with the SEC relating to the offering  described in this Prospectus.  This
Prospectus  does not include all the  information  included in the  Registration
Statement,  certain  portions of which,  including  the  Statement of Additional
Information, have been omitted pursuant to the rules and regulations of the SEC.
The  omitted  information  may be  obtained  at the  SEC's  principal  office in
Washington,  DC,  upon  payment  of the  SEC's  prescribed  fees and may also be obtained from the SEC's web site (http://www.sec.gov).

FINANCIAL  STATEMENTS  -- The  consolidated  financial  statements  of  Security
Benefit Life Insurance  Company and  Subsidiaries at December 31, 2002 and 2001,
and for each of the three years in the period ended  December 31, 2002,  and the financial  statements of Variable Annuity Account XIV - Security Benefit Advisor
Variable  Annuity of Security  Benefit  Life  Insurance  Company at December 31,
2002, and for the period from September 3, 2002 (inception date) to December 31,
2002, are included in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

   The Statement of Additional  Information  contains more specific  information and financial statements relating to Security Benefit Life Insurance Company and
Subsidiaries.  The contents of the Statement of Additional  Information  are set
forth below:

GENERAL INFORMATION AND HISTORY
  Safekeeping of Assets

DISTRIBUTION OF THE CONTRACT

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED

RETIREMENT PLANS
  Section 403(b)
  Sections 408 and 408A

PERFORMANCE INFORMATION

PERMISSIBLE ADVERTISING INFORMATION

EXPERTS

FINANCIAL STATEMENTS

OBJECTIVES AND MAIN INVESTMENTS FOR UNDERLYING FUNDS

--------------------------------------------------------------------------------
There is no guarantee that the investment  objective(s)  of any Underlying  Fund will be met.
--------------------------------------------------------------------------------

THE INFORMATION BELOW IS ONLY A SUMMARY. MORE DETAILED INFORMATION REGARDING THE
INVESTMENT OBJECTIVES, STRATEGIES,  RESTRICTIONS AND RISKS, EXPENSES PAID BY THE
UNDERLYING FUNDS, AND OTHER RELEVANT  INFORMATION MAY BE FOUND IN THE RESPECTIVE
UNDERLYING FUND  PROSPECTUSES.  PROSPECTUSES  FOR THE UNDERLYING FUNDS SHOULD BE
READ  CAREFULLY  IN  CONJUNCTION  WITH THIS  PROSPECTUS  AND MAY BE  OBTAINED BY
CALLING 1-800-888-2461.

   AIM BASIC VALUE FUND (CLASS A). A I M Advisors,  Inc., located at 11 Greenway
Plaza, Suite 100, Houston,  Texas,  77046-1173,  serves as investment adviser of the AIM Basic Value Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital. The Fund seeks to meet this objective by investing,  normally, at least
65% of its total assets in equity  securities  of U.S.  issuers that have market capitalizations  of greater  than $500 million and that the  portfolio  managers believe to be  undervalued  in  relation  to  long-term  earning  power or other factors.  The Fund may also  invest  up to 35% of its  total  assets  in  equity securities of U.S.  issuers that have market  capitalizations  of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by
U.S. issuers.  The Fund may also invest up to 25% of its total assets in foreign securities.

   AIM MID CAP CORE EQUITY FUND (CLASS A). A I M Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the AIM Mid Cap Core Equity Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital. The Fund seeks to meet this objective by investing,  normally, at least
80% of its  net  assets,  plus  the  amount  of any  borrowings  for  investment purposes,  in equity securities,  including convertible  securities,  of mid-cap companies.  In  complying  with  the  80%  investment  requirement,  the  Fund's
investments  may  include  synthetic  instruments.   Synthetic  instruments  are
investments  that have  economic  characteristics  similar to the Fund's  direct investments,  and may include warrants, futures, options,  exchange-traded funds and ADRs.  The Fund  considers  a company  to be a mid-cap  company  if it has a market  capitalization,  at the time of  purchase,  within  the  range of market capitalizations of companies, included in the Russell Midcap™ Index. The Russell
Midcap Index measures the  performance of the 800 companies in the Russell 1000®
Index with the lowest market  capitalization.  These  companies  are  considered representative of medium-sized  companies.  The Fund may invest up to 20% of its net assets in equity  securities  of companies  in other  market  capitalization ranges or in investment-grade debt securities.

   AIM SMALL CAP GROWTH  FUND  (CLASS A). A I M  Advisors,  Inc.,  located at 11
Greenway Plaza,  Suite 100,  Houston,  Texas,  77046-1173,  serves as investment adviser of the AIM Small Cap Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital. The Fund seeks to meet this objective by investing,  normally, at least
80% of its  net  assets,  plus  the  amount  of any  borrowings  for  investment
purposes,  in  small-cap  companies.   In  complying  with  the  80%  investment
requirement,  the Fund will invest  primarily in marketable  equity  securities,
including  convertible  securities,   but  its  investments  may  include  other
securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments, and may include warrants, futures, options, exchange-traded funds and ADRs. The Fund considers a company to be a small-cap company if it has a market capitalization, at the  time  of  purchase,  within  the  range  of  market  capitalizations  of companies,  included in the Russell  2000®  Index.  The Russell  2000 Index is a
widely   recognized,   unmanaged  index  of  common  stocks  that  measures  the
performance  of the 2,000 smallest  companies in the Russell 3000® Index,  which measures the  performance  of the 3,000  largest U.S.  companies  based on total market  capitalization.  The Fund may also invest up to 20% of its net assets in equity  securities of issuers that have market  capitalizations,  at the time of purchase,  outside of the range of market  capitalizations of companies included in  the  Russell  2000  Index,  and  in  investment-grade  non-convertible  debt
securities,   U.S.   government   securities  and   high-quality   money  market
instruments.

   In selecting  investments,  the  portfolio  managers  seek to identify  those companies that have strong earnings  momentum or demonstrate other potential for growth of capital.

   AIM BLUE CHIP FUND  (CLASS A). A I M Advisors,  Inc.,  located at 11 Greenway
Plaza, Suite 100, Houston,  Texas,  77046-1173,  serves as investment adviser of the AIM Blue Chip Fund (the "Fund").

   INVESTMENT  OBJECTIVES  AND MAIN  INVESTMENTS:  To seek  long-term  growth of capital with a secondary objective of current income. The Fund seeks to meet its objectives  by  investing,  normally,  at least 80% of its net assets,  plus the amount of any borrowings for investment  purposes,  in blue chip  companies.  In complying with the 80% investment requirement,  the Fund may invest primarily in
marketable  equity  securities,   including  convertible  securities,   but  its
investments  may  include  other  securities,  such  as  synthetic  instruments.
Synthetic instruments are investments that have economic characteristics similar to the Fund's direct investments,  which may include warrants, futures, options, exchange-traded  funds and ADRs.  The Fund  considers a blue chip  company to be large and medium sized companies (i.e.,  companies which fall in the largest 85%
of market  capitalization  of  publicly  traded  companies  listed in the United
States)  with  leading   market   positions  and  which  possess  the  following
characteristics:

o  Market Characteristics - Companies that occupy (or in AIM's judgment have the potential  to  occupy)  leading  market  positions  that are  expected  to be maintained or enhanced over time.  Strong market  positions,  particularly in growing  industries,  can give a company  pricing  flexibility as well as the potential for strong unit sales.  These factors can, in turn,  lead to higher earnings growth and greater share price  appreciation.  Market leaders can be identified  within an  industry  as those  companies  that have (i)  superior growth  prospects  compared with other  companies in the same industry;  (ii)
   possession of proprietary  technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o  Financial  Characteristics  -  Companies  that  possess  at least  one of the following attributes: (i) faster earnings growth than its competitors and the market in general;  (ii) higher profit margins  relative to its  competitors;
   (iii)  strong cash flow  relative to its  competitors;  and/or (iv) a balance sheet with  relatively  low debt and a high return on equity  relative to its competitors.

The portfolio managers consider whether to sell a particular  security when they believe the issuer of the  security no longer is a market  leader,  and/or it no longer has the  characteristics  described  above.  When the portfolio  managers believe securities other than marketable equity securities offer the opportunity for  long-term  growth of capital  and  current  income,  the Fund may invest in
United States governmental securities and high-quality debt securities. The Fund may also  invest  up to 25% of its  total  assets  in  foreign  securities.  Any percentage  limitations  with  respect to assets of the Fund are  applied at the time of purchase.

   AMERICAN CENTURY HERITAGE FUND (ADVISOR CLASS).  American Century  Investment
Management,  Inc., located at 4500 Main Street,  Kansas City,  Missouri,  64111,
serves as investment adviser of the American Century Heritage Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund generally  invests in common stocks of companies that are  medium-sized and smaller at the time of purchase,  although it may purchase  companies of any size.  The Fund managers look for stocks of companies they believe will increase in value over time,  using a growth  investment  strategy  developed by American
Century  Investment  Management,  Inc.  This strategy  looks for companies  with earnings and revenues that are growing at a successively  faster or accelerating pace. The Fund will usually  purchase  common stocks,  but it can purchase other types of  securities  as well,  such as domestic and foreign  preferred  stocks, convertible debt securities,  equity-equivalent securities,  non-leveraged stock index futures contracts and options, notes, bonds and other debt securities. The
Fund  generally  limits its  purchase  of debt  securities  to  investment-grade obligations,  except for convertible debt  securities,  which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN  CENTURY SELECT FUND (ADVISOR CLASS).  American  Century  Investment
Management,  Inc., located at 4500 Main Street,  Kansas City,  Missouri,  64111,
serves as investment adviser of the American Century Select Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek long-term capital growth.
The Fund generally invests in common stocks of larger companies, although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   AMERICAN  CENTURY  EQUITY  INCOME  FUND  (ADVISOR  CLASS).  American  Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111,  serves as investment  adviser of the American Century Equity Income Fund
(the "Fund").

   INVESTMENT  OBJECTIVES  AND  MAIN  INVESTMENTS:  To seek to  provide  current income.  Capital appreciation is a secondary  objective.  The Fund managers look for stocks  with  favorable  dividend-paying  history  that have  prospects  for dividend  payments  to continue  or  increase.  The Fund,  under  normal  market circumstances,  intends  to  keep  at  least  85%  of  its  assets  invested  in income-paying  securities  and at  least  65%  of  its  assets  in  U.S.  equity securities.  The Fund may  invest a portion of its  assets in  convertible  debt securities, equity-equivalent securities, foreign securities, debt securities of companies,  debt  obligations of governments and their  agencies,  non-leveraged stock index futures contracts and other similar securities.

   AMERICAN CENTURY INTERNATIONAL GROWTH FUND (ADVISOR CLASS).  American Century
Investment Management, Inc., located at 4500 Main Street, Kansas City, Missouri,
64111, serves as investment adviser of the American Century International Growth
Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund managers  use  a  growth  investment  strategy  developed  by  American  Century
Investment  Management,  Inc. to invest in stocks of foreign companies that they believe  will  increase  in value over time.  This  strategy  looks for  foreign companies with earnings and revenue  growth.  The Fund's assets will be invested primarily in equity  securities of companies located in at least three developed countries (excluding the United States). The Fund may also purchase domestic and
foreign  preferred  stocks,   convertible  debt  securities,   equity-equivalent
securities,  forward  currency  exchange  contracts,  non-leveraged  futures and options, notes, bonds and other debt securities of companies, and obligations of domestic or foreign  governments and their agencies.  Foreign investing involves special risks such as political instability and currency fluctuations.

   AMERICAN  CENTURY ULTRA FUND (ADVISOR  CLASS).  American  Century  Investment
Management,  Inc., located at 4500 Main Street,  Kansas City,  Missouri,  64111,
serves as investment adviser of the American Century Ultra Fund (the "Fund").

   INVESTMENT OBJECTIVES AND MAIN INVESTMENTS: To seek long-term capital growth.
The Fund generally invests in common stocks of larger companies, although it may purchase  companies of any size.  The Fund managers look for stocks of companies they  believe  will  increase  in value  over  time,  using a growth  investment strategy developed by American Century Investment Management, Inc. This strategy
looks  for  companies   with  earnings  and  revenues  that  are  growing  at  a
successively  faster or accelerating pace. The Fund will usually purchase common stocks,  but it can purchase other types of securities as well, such as domestic and foreign  preferred  stocks,  convertible debt securities,  equity-equivalent securities,  non-leveraged  stock index futures  contracts  and options,  notes, bonds and other debt securities.  The Fund generally limits its purchase of debt
securities  to  investment-grade   obligations,   except  for  convertible  debt
securities, which may be rated below investment grade.

   Although most of the Fund's assets will be invested in U.S. companies,  there is no limit on the amount of assets  the Fund can  invest in foreign  companies.
Foreign  investing  involves  special  risks such as political  instability  and currency fluctuation.

   DREYFUS APPRECIATION FUND, INC. The Dreyfus Corporation,  located at 200 Park
Avenue,  New York, New York, 10166,  serves as investment adviser of the Dreyfus
Appreciation Fund, Inc. (the "Fund").

   INVESTMENT OBJECTIVES AND MAIN INVESTMENTS:  To seek long-term capital growth consistent  with the  preservation  of capital.  Its  secondary  goal is current income.  To pursue these goals,  the Fund generally  invests at least 80% of its net assets in the common stock of U.S. and foreign  companies.  The Fund focuses on "blue-chip" companies with total market values of more than $5 billion. These established  companies have  demonstrated  sustained  patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.

   In choosing  stocks,  the Fund looks for growth  companies.  The Fund is also alert to companies which it considers  undervalued in terms of earnings,  assets or growth prospects.  The Fund generally maintains relatively large positions in the securities it purchases.

   The Fund  employs a  "buy-and-hold"  investment  strategy,  and seeks to keep annual portfolio turnover below 15%. As a result, the Fund invests for long-term growth rather than short-term profits.

   DREYFUS  PREMIER  STRATEGIC  VALUE FUND (CLASS A). The  Dreyfus  Corporation,
located at 200 Park Avenue, New York, New York, 10166,  serves as the investment adviser of the Dreyfus Premier Strategic Value Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek capital appreciation.  To pursue this goal, the Fund invests at least 80% of its net assets in stocks. The
Fund's  stock  investments  may  include  common  stocks,  preferred  stocks and convertible  securities,  including those purchased in initial public offerings.
The Fund's portfolio manager identifies potential  investments through extensive quantitative and fundamental  research.  The Fund will focus on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows  deteriorating  fundamentals or falls short of the manager's expectations.

   At  times,  the  Fund  may  engage  in  short-selling,   hedging  techniques,
overweighting industry and security positions, and investing in small companies, high-yield debt securities and private placements.

   DREYFUS  MIDCAP  VALUE  FUND.  The Dreyfus  Corporation,  located at 200 Park
Avenue,  New York,  New York,  10166,  serves as the  investment  adviser of the
Dreyfus Midcap Value Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS: To seek to surpass the performance of the Russell  Midcap  Value  Index.  To pursue this goal,  the Fund invests at least 80% of its assets in midcap stocks with market capitalizations  between $1 billion and $25 billion at the time of  purchase.  Because the Fund may continue to hold a security whose market  capitalization  grows, a substantial portion of the Fund's holdings can have market  capitalizations in excess of $25 billion at any given  time.  The  Fund's  stock  investments  may  include  common  stocks, preferred  stocks and convertible  securities of both U.S. and foreign  issuers, including those purchased in initial public offerings.

   The  Fund's  portfolio  manager  identifies  potential   investments  through
extensive  quantitative  and  fundamental  research.  The  Fund  will  focus  on individual  stock  selection (a  "bottom-up"  approach),  emphasizing  three key factors:

o  value,  or how a stock is valued  relative  to its  intrinsic  worth based on traditional value measures

o  business  health,  or overall  efficiency  and  profitability  as measured by return on assets and return on equity

o  business  momentum,  or the  presence  of a  catalyst  (such  as a  corporate restructuring,  change in management  or spin-off)  that will trigger a price increase near term to midterm

   The Fund  typically  sells a stock  when it is no longer  considered  a value company,  appears  less likely to benefit  from the current  market and economic environment,  shows deteriorating  fundamentals or declining momentum,  or falls short of the portfolio manager's expectations.

   GENERAL MONEY MARKET FUND (CLASS B). The Dreyfus Corporation,  located at 200
Park Avenue, New York, New York, 10166,  serves as the investment adviser of the
General Money Market Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS: To seek as high a level of current income as is consistent with the  preservation of capital.  To pursue this goal, the Fund invests in a  diversified  portfolio of high quality,  short-term  debt securities, including the following:

o  securities  issued or  guaranteed  by the U.S.  government or its agencies or instrumentalities

o  certificates  of  deposit,  time  deposits,  bankers'  acceptances  and other
   short-term   securities   issued  by  domestic  or  foreign  banks  or  their
   subsidiaries or branches

o  repurchase agreements

o  asset-backed securities

o  domestic  and   dollar-denominated   foreign   commercial  paper,  and  other
   short-term corporate  obligations,  including those with floating or variable rates of interest

o  dollar-denominated  obligations  issued or  guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

   Normally,  the Fund  invests  at least 25% of its net assets in  domestic  or dollar-denominated foreign bank obligations.

   FIDELITY  ADVISOR REAL ESTATE FUND (CLASS T). Fidelity  Management & Research
Company, located at 82 Devonshire Street, Boston,  Massachusetts,  02109, serves as the investment adviser of the Fidelity Advisor Real Estate Fund (the "Fund").

   INVESTMENT  OBJECTIVE:  To seek  above-average  income and long-term  capital growth,  consistent with reasonable investment risk. The Fund seeks to achieve a yield that exceeds the composite yield of the Standard & Poor's 500(SM) Index.

   FUND  STRATEGY:  The  Fund  normally  invests  primarily  in  common  stocks, investing at least 80% of assets in securities of companies  principally engaged in the real estate industry and other real estate related investments.  The Fund invests in domestic  and foreign  issuers,  using  fundamental  analysis of each issuer's  financial  condition  and  industry  position  and market and economic conditions to select investments.

   FIDELITY®  ADVISOR VALUE  STRATEGIES  FUND (CLASS T).  Fidelity  Management &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as the investment  adviser of Fidelity Advisor Value Strategies Fund (the
"Fund").

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   FUND  STRATEGY:  The Fund  normally  invests its assets  primarily  in common stocks.  The Fund invests in securities of companies that Fidelity  Management &
Research  Company  believes are  undervalued  in the  marketplace in relation to factors such as the assets, earnings, or growth potential.  (The stocks of these companies are often called  "value"  stocks.) The Fund focuses on investments in securities  issued by  medium-sized  companies,  but may also  make  substantial investments in securities  issued by larger or smaller  companies.  The Fund may invest in domestic and foreign issuers.

   FIDELITY®  ADVISOR  DIVIDEND  GROWTH FUND (CLASS T).  Fidelity  Management  &
Research Company, located at 82 Devonshire Street, Boston, Massachusetts, 02109,
serves as the investment  adviser of Fidelity  Advisor Dividend Growth Fund (the
"Fund").

   INVESTMENT OBJECTIVE: To seek capital appreciation.

   FUND STRATEGY: The Fund normally invests primarily in common stocks. The Fund normally  invests at least 80% of its total  assets in companies  that  Fidelity
Management & Research Company believes have the potential for dividend growth by either increasing their dividends or commencing dividends, if none are currently paid. The Fund may invest in domestic and foreign issuers. Fidelity Management &
Research Company uses fundamental  analysis of each issuer's financial condition and industry position and market and economic  conditions to select  investments for the Fund.

   FIDELITY®  ADVISOR MID CAP FUND  (CLASS T).  Fidelity  Management  & Research
Company, located at 82 Devonshire Street, Boston,  Massachusetts,  02109, serves as investment adviser of the Fidelity Advisor Mid Cap Fund (the "Fund").

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   FUND  STRATEGY:  The  Investment  Manager,  Fidelity  Management  &  Research
Company,  normally invests at least 80% of the Fund's total assets in securities of companies with medium market capitalization.  The Investment Manager may also
invest  the  Fund's   assets  in  companies   with  smaller  or  larger   market
capitalizations.  The  Investment  Manager  may  invest  the  Fund's  assets  in securities of foreign issuers in addition to securities of domestic issuers.

   FIDELITY® ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND (CLASS T). Fidelity
Management  &  Research  Company,  located  at  82  Devonshire  Street,  Boston,
Massachusetts,  02109,  serves as  investment  adviser of the  Fidelity  Advisor
International Capital Appreciation Fund (the "Fund").

   INVESTMENT OBJECTIVE: To seek long-term growth of capital.

   FUND  STRATEGY:  The  Investment  Manager,  Fidelity  Management  &  Research
Company, normally invests primarily in non-U.S. securities, including securities of issuers located in emerging markets.  The Investment Manager normally invests the fund's assets  primarily in common stocks.  The Investment  Manager may also lend the Fund's  securities  to  broker-dealers  or other  institutions  to earn income for the Fund.

   INVESCO DYNAMICS FUND (CLASS K). INVESCO Funds Group,  Inc.,  located at 7800
East Union Avenue,  Denver,  Colorado,  serves as the investment  adviser of the
INVESCO Dynamics Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN  INVESTMENTS:  To seek growth of capital.  The
Fund pursues its objective by investing  primarily in common stocks of mid-sized companies--those with market capitalizations  between $2 billion and $15 billion at the time of  purchase--but  also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds.

   The core of the Fund's  portfolio is invested in  securities  of  established companies that are leaders in attractive growth markets with a history of strong returns.  The  remainder of the portfolio is invested in securities of companies that show accelerating growth,  driven by product cycles,  favorable industry or sector  conditions  and other  factors that INVESCO  believes will lead to rapid sales or earnings growth.

   The Fund's  strategy  relies on many  short-term  factors  including  current information about a company,  investor interest,  price movements of a company's securities and general market and monetary conditions.  Consequently, the Fund's investments are usually bought and sold relatively frequently.

   While the Fund generally invests in mid-sized  companies,  the Fund sometimes invests in the securities of smaller  companies.  The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

   INVESCO TECHNOLOGY FUND (CLASS K). INVESCO Funds Group, Inc., located at 7800
East Union Avenue,  Denver,  Colorado,  serves as the investment  adviser of the
INVESCO Technology Fund (the "Fund).

   INVESTMENT  OBJECTIVE AND MAIN  INVESTMENTS:  To seek growth of capital.  The
Fund  invests  primarily  in the  equity  securities  of  companies  engaged  in technology-related  industries.  These include,  but are not limited to, applied technology, bio-technology, communications, computers, electronics, Internet, IT services and consulting,  software,  telecommunications  equipment and services, office and factory  automation,  networking,  robotics and video.  Many of these products  and services  are subject to rapid  obsolescence,  which may lower the market value of the securities of the companies in this sector.

   A  core  portion  of the  Fund's  portfolio  is  invested  in  market-leading technology companies that INVESCO, the Fund's adviser, believes will maintain or improve their market share  regardless  of overall  economic  conditions.  These companies are usually large,  established  firms that are leaders in their field and have a strategic advantage over many of their competitors.  The remainder of the Fund's  portfolio  consists  of  faster-growing,  more  volatile  technology companies  that INVESCO  believes to be emerging  leaders in their  fields.  The market prices of these  companies  tend to rise and fall more rapidly than those of larger, more established companies.

   NORTHERN  INSTITUTIONAL  BALANCED FUND (CLASS A). Northern Trust Investments,
N.A., 50 South LaSalle  Street,  Chicago,  Illinois  60675,  and Northern  Trust
Global  Investments  (Europe) Limited, 6 Devonshire  Square,  London,  EC2A 4YE,
United   Kingdom,   serve  jointly  as  investment   advisers  of  the  Northern
Institutional Balanced Fund (the "Fund").

   INVESTMENT  OBJECTIVES  AND MAIN  INVESTMENTS:  To seek to provide  long-term
capital   appreciation   and  current  income.   The  Fund  will,  under  normal
circumstances,  invest up to 75% of its net assets in equity  securities  and at least 25% in fixed income securities.  Within these limitations,  the actual mix of assets will vary depending on the investment  management  team's  analysis of market and economic conditions,  including expected earnings, long-term interest rates and risk premiums.

   NORTHERN  LARGE CAP VALUE FUND.  Northern Trust  Investments,  N.A., 50 South
LaSalle Street,  Chicago,  Illinois 60675,  serves as investment  adviser of the
Northern Large Cap Value Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek to  provide  long-term capital appreciation. The Fund will invest, under normal circumstances, at least
80% of  its  net  assets  in  the  equity  securities  of  large  capitalization companies.  Large capitalization  companies are generally considered to be those whose  market  capitalization  is,  at the time the  Fund  makes an  investment, similar to the market  capitalization  of the companies in the Standard & Poor's
500 Composite  Stock Price Index.  The Fund is not limited to stocks included in the  index.  Although  the Fund  invests  primarily  in the  securities  of U.S.
issuers, it may make limited investments in securities of foreign issuers either directly or indirectly.

   NORTHERN  SELECT  EQUITY FUND.  Northern  Trust  Investments,  N.A., 50 South
LaSalle Street,  Chicago,  Illinois 60675,  serves as investment  adviser of the
Northern Select Equity Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek to  provide  long-term capital appreciation.  Any income received is incidental to this objective.  The
Fund will invest, under normal circumstances,  at least 80% of its net assets in the equity  securities.  Companies in which the Fund invests are selected by the investment  management  team for their growth  potential and generally will have market  capitalizations  in  excess of $1  billion.  Although  the Fund  invests primarily in the securities of U.S.  companies,  it may make limited investments in the securities of foreign issuers either directly or indirectly.

   PIMCO REAL RETURN FUND (CLASS R). Pacific  Investment  Management Company LLC
("PIMCO"),  840 Newport Center Drive, Newport Beach, California 92660, serves as investment adviser of the PIMCO Real Return Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  maximum  real return, consistent with preservation of real capital and prudent investment  management.
The Fund seeks its investment  objective by investing under normal circumstances at  least  65% of  its  total  assets  in  inflation-indexed  bonds  of  varying
maturities  issued  by  U.S.  and  non-U.S.   governments,   their  agencies  or
instrumentalities,  and corporations. "Real return" equals total return less the estimated  cost of  inflation,  which is typically  measured by the change in an official inflation measure.  The U.S. Treasury uses the Consumer Price Index for
Urban  Consumers  as the  inflation  measure.  The  Fund  invests  primarily  in investment  grade  securities,  but may invest up to 10% of its total  assets in high yield securities  ("junk bonds") rated B or higher by Moody's or S&P or, if unrated,  determined  by PIMCO to be of  comparable  quality.  The Fund also may invest  up to 20% of its total  assets  in  securities  denominated  in  foreign currencies,  and  may  invest  beyond  this  limit  in U.S.  dollar  denominated securities of foreign issuers.  The Fund is non-diversified  which means that it may  concentrate  its assets in a smaller  number of issuers than a  diversified fund. The Fund may invest all of its assets in derivative  instruments,  such as options,  futures contracts or swap agreements,  or in mortgage- or asset-backed securities.

   PIMCO TOTAL RETURN FUND (CLASS R). PIMCO,  840 Newport Center Drive,  Newport
Beach,  California 92660, serves as investment adviser of the PIMCO Total Return
Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek maximum  total return, consistent with preservation of capital and prudent investment  management.  The
Fund seeks to  achieve  its  investment  objective  by  investing  under  normal circumstances 65% of its total assets in a diversified portfolio of fixed income instruments  of varying  maturities.  The Fund invests  primarily in  investment grade  debt  securities,  but may  invest up to 10% of its total  assets in high yield  securities  ("junk  bonds")  rated B or higher by  Moody's  or S&P or, if unrated,  determined  by PIMCO to be of  comparable  quality.  The Fund also may invest  up to 20% of its total  assets  in  securities  denominated  in  foreign currencies,  and  may  invest  beyond  this  limit  in U.S.  dollar  denominated securities  of  foreign  issuers.  The  Fund may  invest  all of its  assets  in derivative instruments,  such as options,  futures contracts or swap agreements, or in mortgage- or  asset-backed  securities.  The "total  return" sought by the
Fund  consists  of  income  earned  on  the  Fund's  investments,  plus  capital appreciation,  if any which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

   RS PARTNERS FUND. RS Investment  Management,  L.P.,  388 Market  Street,  San
Francisco,  CA 94111,  serves as investment adviser of the RS Partners Fund (the
"Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS: To seek long-term growth. The Fund invests in equity securities primarily of companies with market  capitalizations of up to $2 billion that RS Investments  believes are undervalued.  The Fund may invest most or all of its assets in securities of U.S.  companies,  but may also invest  any  portion  of  its  assets  in  foreign  securities.  The  Fund  is a non-diversified mutual fund and, as such, may invest in a more limited number of issuers than a diversified mutual fund.

   RYDEX  SECTOR  ROTATION  FUND  (CLASS H).  Rydex  Global  Advisors  serves as investment adviser of the Rydex Sector Rotation Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND  MAIN  INVESTMENTS:  To  seek  long  term  capital appreciation  The Fund  seeks to respond to the  dynamically  moving  economy by moving its investments  among different  sectors or industries.  Each month, the
Fund's  investment  adviser,   Rydex  Global  Advisors,   using  a  quantitative
methodology,  ranks  approximately  fifty-nine  different  industries  based  on several  measures  of price  momentum.  The Fund then  invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The
Fund  invests in equity  securities,  but may also invest in equity  derivatives such as futures  contracts,  options  and swap  transactions.  The Fund may also enter into short sales.

   SECURITY CAPITAL  PRESERVATION FUND (CLASS A). Security Capital  Preservation
Fund  (the  "Fund")  invests  all of  its  assets  in a  master  portfolio  (the
"Portfolio").  Deutsche Asset Management,  Inc., 280 Park Avenue,  New York, New
York 10017 serves as investment adviser of the Portfolio.

   INVESTMENT  OBJECTIVE AND MAIN  INVESTMENTS:  To seek a high level of current income while seeking to maintain a stable value per share. The Fund, through the
Portfolio,  seeks to achieve its goal by investing in fixed income securities of varying maturities,  money market instruments and futures and options (including futures  and  options  traded on  foreign  exchanges,  such as bonds and  equity indices of foreign  countries).  The Fund  attempts to  maintain a stable  share value by entering into  contracts,  called  Wrapper  Agreements,  with financial institutions, such as insurance companies or banks.

   SECURITY DIVERSIFIED INCOME FUND (CLASS A). Security Management Company, LLC,
One Security Benefit Place, Topeka,  Kansas, serves as the investment adviser of
Security Diversified Income Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek a high level of interest income with security of principal. The Fund pursues its objective,  under normal market  conditions,  by  investing  primarily  in  a  diversified  portfolio  of investment  grade  debt  securities.  The Fund  expects  to  maintain a weighted average  duration of three to ten years.  The debt  securities in which the Fund invests will  primarily  be domestic  securities,  but may also  include  dollar denominated  foreign  securities.  Some of the asset  classes  in which the Fund invests may include investment grade corporate debt securities,  high yield debt securities  (also  known  as "junk  bonds"),  investment  grade  mortgage-backed
securities,   investment  grade  asset-backed  securities  and  U.S.  Government securities.

   The Fund may also  invest a portion  of its  assets in  options  and  futures contracts.

   SECURITY HIGH YIELD FUND (CLASS A).  Security  Management  Company,  LLC, One
Security  Benefit Place,  Topeka,  Kansas,  serves as the investment  adviser of
Security High Yield Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek high  current  income.
Capital appreciation is a secondary objective. The Fund pursues its objective by investing at least 80% of its assets, under normal market conditions, in a broad range of high-yield,  high risk debt securities  rated in medium or lower rating categories  or  determined  by Security  Management  Company to be of comparable quality ("junk  bonds").  However,  the Fund will not invest in debt  securities which,  at the time of purchase,  are rated in default.  The debt  securities in which the Fund  invests  will  primarily  be domestic  securities,  but may also include  dollar  denominated  foreign  securities.  The Fund may also  invest in equity securities and securities with equity  characteristics,  including common and  preferred  stocks,  American  Depositary  Receipts,  warrants  and  rights, exchange-traded  real estate  investment  trusts  ("REITS")  and in a variety of investment  vehicles that seek to track the performance of a specific index. The
Fund's  average  dollar  weighted  maturity  is  expected to be between 3 and 15 years.

   SECURITY ALPHA OPPORTUNITY FUND (CLASS A). Security Management Company,  LLC,
One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as the  investment adviser of Security Alpha  Opportunity  Fund (the "Fund").  Security  Management
Company has engaged Mainstream Investment Advisers, LLC, 101 West Spring Street,
Suite 401, New Albany,  Indiana 47150, to provide  investment  advisory services with regard to a portion of the Fund's assets.

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its  objective  by  investing,  under  normal  market conditions,  approximately  50% of its total  assets  according  to a long/short strategy  managed by the Fund's  sub-adviser,  Mainstream,  and 50% of its total assets according to an index strategy based on the S&P 500 Composite Stock Price
Index (the "S&P 500 Index") managed by the Investment Manager.

   The  Fund  pursues  its  long/short   strategy  by  investing   primarily  in
publicly-traded  equity  securities,  principally common stocks, but to a lesser
degree   in   exchange   traded   funds  and  other   securities   with   equity
characteristics. The Fund may engage in short sales of securities believed to be overvalued.  The Fund pursues its index  strategy  primarily by investing in S&P
500 equity derivatives backed by a portfolio of fixed income securities.

   SECURITY  GLOBAL  FUND  (CLASS A).  Security  Management  Company,  LLC,  One
Security Benefit Place,  Topeka,  Kansas 66636, serves as the investment adviser of Security Global Fund (the "Fund").  Security  Management  Company has engaged
OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018, to provide investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital  primarily  through  investment  in  securities  of companies in foreign countries  and the United  States.  The Fund pursues its objective by investing, under normal market conditions, in a diversified portfolio of securities with at least 65% of its total assets in at least three  countries,  one of which may be the United  States.  The Fund primarily  invests in foreign and domestic  common stocks or convertible  stocks of  growth-oriented  companies  considered to have appreciation  possibilities.  While the Fund may  invest in the  United  States, there is no limit on its foreign  investments.  The Fund may actively  trade its investments  without  regard to the  length of time they have been  owned by the
Fund.  Investments  in debt  securities  may be made when market  conditions are uncertain.  The Fund also may invest a portion of its assets in options, futures contracts  and  foreign  currencies,  which  may be used  to  hedge  the  Fund's portfolio,  to increase  returns or to maintain  exposure to the equity markets.
The Fund may also invest in emerging market countries.

   SECURITY  EQUITY  FUND  (CLASS A).  Security  Management  Company,  LLC,  One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Security Equity Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in a  widely-diversified  portfolio of equity  securities,  which may include American  Depositary Receipts ("ADRs") and convertible  securities.  The
Fund typically  invests in the equity securities of companies whose total market value is $5 billion or greater at the time of purchase.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY LARGE CAP GROWTH FUND (CLASS A). Security Management  Company,  LLC,
One Security Benefit Place,  Topeka,  Kansas 66636, serves as investment adviser of the Security Large Cap Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in common stock and other equity  securities  of large  capitalization companies that, in the opinion of Security  Management  Company,  have long-term capital growth  potential.  The Fund defines large  capitalization  companies as those whose total  market  value is at least $5 billion at the time of purchase.
The Fund invests  primarily in a portfolio of common  stocks,  which may include
ADRs and other securities with common stock characteristics,  such as securities convertible into common stocks.  The Fund is  non-diversified  as defined in the
Investment  Company Act of 1940,  which means that it may hold a larger position in a smaller  number of securities  than a diversified  fund.  The Fund may also concentrate its investments in a particular industry that represents 20% or more of its benchmark index, the Russell 1000 Growth Index.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY MID CAP VALUE FUND (CLASS A). Security Management Company,  LLC, One
Security Benefit Place,  Topeka,  Kansas 66636,  serves as investment adviser of the Security Mid Cap Value Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes) in a diversified  portfolio of equity securities that, when purchased, have market  capitalizations  that are similar to those of  companies in the S&P
Mid Cap 400 Index. The index currently  consists of securities of companies with capitalizations  that range from $135  million to $8 billion.  The Fund may also invest in ADRs.  The Fund  typically  invests in equity  securities  that appear undervalued relative to assets, earnings, growth potential or cash flows. Due to the  nature  of the value  companies,  the  securities  included  in the  Fund's portfolio  typically  consist of small- to medium-sized  companies.  The Fund is
subject  to  the  risks  associated  with  investing  in  small   capitalization
companies.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   SECURITY SMALL CAP GROWTH FUND (CLASS A). Security Management  Company,  LLC,
One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as the  investment adviser of Security  Small Cap Growth  Fund (the  "Fund").  Security  Management
Company has engaged RS Investment Management, L.P. ("RS Investment"), 388 Market
Street, San Francisco, California 94111, to provide investment advisory services to the Fund.

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its investment  objective by investing,  under normal market  conditions,  at  least  80% of  its  net  assets  (plus  borrowings  for
investment   purposes)   in  equity   securities   of   companies   with  market
capitalizations  of $750 million or less at the time of investment  that, in the opinion of RS Investment,  have the potential for long-term capital growth.  The
Fund may invest the  remainder of its assets in  securities  of companies of any size.  The Fund may also  engage in short  sales of  securities  it  expects  to decline  in  price.  The Fund will  likely  invest a  portion  of its  assets in technology and Internet-related companies.

   In selecting investments for the Fund, RS Investment looks for companies with sustainable  revenue and  earnings  growth,  companies  that have a  sustainable
competitive   advantage,   superior   financial   characteristics,   and  strong
management;  and companies that are under-followed by Wall Street analysts.  The
Fund may sell a stock  when RS  Investment  believes  that a  company  no longer provides  these  advantages  or that the stock's  price fully  reflects  what RS
Investment believes to be the company's value.

   SECURITY SOCIAL AWARENESS FUND (CLASS A). Security Management  Company,  LLC,
One Security  Benefit  Place,  Topeka,  Kansas 66636,  serves as the  investment adviser of Security Social Awareness Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS: To seek capital appreciation.  The
Fund pursues its objective by investing,  under normal market  conditions,  in a
well-diversified   portfolio  of  equity  securities  that  Security  Management
Company,  LLC believes  have  above-average  earnings  potential  and which meet certain established social criteria.  The Fund also may invest in companies that are included in the Domini 400 Social Index(SM),  which companies will be deemed to comply with the Fund's social criteria.

   The Fund  typically  invests in the common  stock of  companies  whose  total market value is $5 billion or greater at the time of purchase.

   SECURITY LARGE CAP VALUE FUND. Security Management Company, LLC, One Security
Benefit  Place,  Topeka,  Kansas  66636,  serves as the  investment  adviser  of
Security  Large Cap Value Fund (formerly  Security  Growth and Income Fund) (the
"Fund").  Security Management Company has engaged The Dreyfus  Corporation,  200
Park Avenue, New York, New York 10166, to provide  investment  advisory services to the Fund.

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek  long-term  growth  of capital.  The Fund pursues its  objective  by  investing,  under  normal  market conditions,  at least 80% of its net  assets  (plus  borrowings  for  investment purposes)  in  large-capitalization  value  companies  (those whose total market value is $5  billion  or greater  at the time of  purchase).  The  Fund's  stock
investments  may  include  common  stocks,   preferred  stocks  and  convertible
securities of both U.S. and U.S.  dollar-denominated  foreign issuers.  The Fund may invest a portion of its assets in options and futures contracts.

   SECURITY MID CAP GROWTH FUND. Security Management Company,  LLC, One Security
Benefit  Place,  Topeka,  Kansas  66636,  serves as the  investment  adviser  of
Security Mid Cap Growth Fund (formerly Security Ultra Fund) (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS: To seek capital appreciation.  The
Fund pursues its objective by  investing,  under normal  market  conditions,  at least 80% of its net assets  (plus  borrowings  for  investment  purposes)  in a diversified  portfolio of equity  securities  that, when purchased,  have market capitalizations  that are similar to those of  companies  in the S&P Mid Cap 400
Index.   The  index   currently   consists  of  securities  of  companies   with
capitalizations that range from $135 million to $8 billion.

   The Fund also may  invest a portion  of its  assets in  options  and  futures contracts.

   The Fund may invest in a variety of  investment  companies,  including  those that seek to track the composition and performance of a specific index. The Fund may use these index-based investments as a way of managing its cash position, to gain  exposure  to the  equity  markets,  or a  particular  sector of the equity market, while maintaining liquidity.

   STRONG GROWTH AND INCOME FUND (ADVISOR  CLASS).  Strong  Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Strong Growth and Income Fund (the "Fund").

   INVESTMENT  OBJECTIVE  AND MAIN  INVESTMENTS:  To seek high  total  return by investing  for capital  growth and income.  The Fund,  under normal  conditions, focuses primarily on the stocks of  large-capitalization,  dividend-paying  U.S.
companies that offer the potential for capital growth. To a limited extent,  the
Fund may also invest in  foreign-based  companies,  primarily  through  American
Depositary  Receipts  (ADRs).  The manager's  investment  philosophy is that the stocks of companies with strong relative  earnings growth will perform well over time. To choose  investments,  the manager  focuses on those  companies that are improving their returns on invested  capital.  The manager utilizes  fundamental analysis such as management  interviews  and financial  statement  analysis.  In addition,  quantitative  analysis is utilized to screen undervalued  securities, improving returns and earnings growth.

   STRONG GROWTH 20 FUND (ADVISOR CLASS).  Strong Capital Management,  Inc., 100
Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Strong Growth 20 Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund focuses,  under  normal  conditions,  on stocks of 20 to 30  companies  that its manager believes have favorable  prospects for accelerating  growth of earnings, but are selling at reasonable valuations based on earnings,  cash flow, or asset value.  The portfolio can include stocks of any size. In addition,  the Fund may utilize an active trading  approach and may use derivatives to attempt to manage market or business  risk or to seek to enhance the Fund's  return.  To a limited extent, the Fund may also invest in foreign securities.

   STRONG  ADVISOR  SMALL CAP VALUE FUND (CLASS A). Strong  Capital  Management,
Inc.,  100  Heritage  Reserve,  Menomonee  Falls,  Wisconsin  53051,  serves  as investment adviser of the Strong Advisor Small Cap Value Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund invests,  under  normal  conditions,  at least  65% of its  assets  in stocks of
small-capitalization   companies  that  its  manager  believes  are  undervalued
relative to the market based on earnings,  cash flow,  or asset value.  The Fund
defines   "small-capitalization   companies"   as   companies   with  a   market
capitalization  substantially  similar to that of  companies in the Russell 2500
Index at the time of investment.  The manager  specifically  looks for companies whose stock prices may benefit from a positive dynamic of change,  such as a new management  team,  a new  product or  service,  a  corporate  restructuring,  an improved  business  plan,  or a change  in the  political,  economic,  or social environment.

   The Fund writes put and call options.  To a limited extent, the Fund may also invest in foreign securities.

   STRONG OPPORTUNITY FUND (ADVISOR CLASS). Strong Capital Management, Inc., 100
Heritage Reserve, Menomonee Falls, Wisconsin 53051, serves as investment adviser of the Strong Opportunity Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund invests, under normal conditions,  primarily in stocks of  medium-capitalization companies  that Strong Capital  Management  believes are  underpriced,  yet have attractive growth prospects.  Strong bases its analysis on a company's  "private market  value"--the  price an  investor  would be  willing to pay for the entire company given its  management,  financial  health,  and growth  potential.  To a limited extent, the Fund may also invest in foreign securities.

   VAN KAMPEN  EQUITY AND INCOME  FUND  (CLASS A). Van Kampen  Asset  Management
Inc., 1 Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Equity and Income Fund (the "Fund").

   INVESTMENT  OBJECTIVES  AND MAIN  INVESTMENTS:  To seek the highest  possible income  consistent with safety of principal.  Long-term  growth of capital is an important  secondary  objective.  The  Fund  seeks  to  achieve  its  investment
objectives  by  investing  primarily  in  income-producing   equity  instruments
(including  common stocks,  preferred  stocks and  convertible  securities)  and investment grade quality debt  securities.  The Fund emphasizes a value style of investing, seeking well-established, undervalued companies that Van Kampen Asset
Management,  Inc.  believes  offer  the  potential  for  income  with  safety of principal and long-term growth of capital.  The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell certain derivative  instruments,  such as  options,  futures  contracts  and  options on futures contracts.

   VAN KAMPEN  COMSTOCK  FUND (CLASS A). Van Kampen  Asset  Management  Inc.,  1
Parkview Plaza,  Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Comstock Fund (the "Fund").

   INVESTMENT OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth and income through  investments in equity  securities,  including common stocks,  preferred stocks and securities  convertible  into common and preferred  stocks.  The Fund seeks to achieve its  investment  objective  under normal  market  conditions by investing in a portfolio of equity securities,  consisting principally of common
stocks.   The   Fund   emphasizes   a  value   style   of   investing,   seeking
well-established,  undervalued companies believed by Van Kampen Asset Management to possess the potential for capital  growth and income.  The Fund may invest up to 25% of its total assets in securities of foreign issuers and may purchase and sell certain  derivative  instruments,  such as options,  futures  contracts and options on futures contracts.

   VAN KAMPEN AGGRESSIVE  GROWTH FUND (CLASS A). Van Kampen Investment  Advisory
Corp., 1 Parkview Plaza, Oakbrook Terrace,  Illinois 60181, serves as investment adviser of the Van Kampen Aggressive Growth Fund (the "Fund").

   INVESTMENT  OBJECTIVE AND MAIN INVESTMENTS:  To seek capital growth. The Fund seeks to achieve its investment  objective under normal  conditions by investing at least  65% of the  Fund's  total  assets in  common  stocks  or other  equity securities of companies that Van Kampen Investment  Advisory Corp. believes have an  above-average  potential for capital growth.  The Fund focuses  primarily on equity  securities of small- and medium-sized  companies,  although the Fund may invest in  larger-sized  companies  that Van Kampen  Investment  Advisory  Corp.
believes have an above-average potential for capital growth. The Fund may invest up to 25% of its total assets in securities of foreign  issuers and may purchase and sell certain derivative instruments,  such as options, futures contracts and options on futures contracts.